SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (No. 2-67004)
  UNDER THE SECURITIES ACT OF 1933 [X]
 Pre-Effective Amendment No.           [  ]
 Post-Effective Amendment No. 36            [X]
and
REGISTRATION STATEMENT (No. 811-3010)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No. 36  [X]
Fidelity Advisor Series VII
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)
Registrant's Telephone Number:  617-570-7000
Arthur S. Loring, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
 (  ) immediately upon filing pursuant to paragraph (b).
 (X) on (March 24, 1997 ) pursuant to paragraph (b).
 (  ) 60 days after filing pursuant to paragraph (a)(1).
 (  ) on (             ) pursuant to paragraph (a)(1) of Rule 485.
 (  ) 75 days after filing pursuant to paragraph (a)(2).
 (  ) on (            ) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and filed the Notice required by such Rule on December 20, 1996.
FIDELITY ADVISOR FOCUS CLASS A, CLASS T AND CLASS B
PROSPECTUS

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1             ..............................   Cover Page

2     a       ..............................   Expenses

      b, c    ..............................   Contents; Who May Want to Invest

3     a       ..............................   Financial Highlights

      b       ..............................   *

      c - d   ..............................   Performance

4     a       i.............................   Charter

              ii...........................    Investment Principles and Risks

      b       ..............................   Investment Principles and Risks

      c       ..............................   Who May Want to Invest; Investment Principles
                                               and Risks

5     a       ..............................   Charter

      b       i.............................   Cover Page; Charter

              ii...........................    Charter; Breakdown of Expenses

              iii..........................    Expenses; Breakdown of Expenses

      c       ..............................   FMR and Its Affiliates

      d       ..............................   Charter; Breakdown of Expenses

      e       ..............................   FMR and its Affiliates; Breakdown of Expenses

      f       ..............................   Expenses

      g       i............................    Charter; Expenses; FMR and Its Affiliates

              ii............................   *

      5A      ..............................   Performance

6     a       i.............................   Charter

              ii...........................    How to Buy Shares; How to Sell Shares;
                                               Transaction Details; Exchange Restrictions

              iii..........................    Charter

      b       .............................    FMR and Its Affiliates

      c       ..............................   Transaction Details; Exchange Restrictions

      d       ..............................   *

      e       ..............................   Cover Page; How to Buy Shares; How to Sell
                                               Shares; Investor Services

      f, g    ..............................   Dividends, Capital Gains, and Taxes

7     a       ..............................   Cover Page; Charter

      b       ..............................   How to Buy Shares; Transaction Details

      c       ..............................   Sales Charge Reductions and Waivers

      d       ..............................   How to Buy Shares

      e       ..............................   Expenses; Transaction Details; Breakdown of
                                               Expenses

      f       ..............................   Breakdown of Expenses

8             ..............................   How to Sell Shares; Investor Services; Transaction
                                               Details; Exchange Restrictions

9             ..............................   *


* Not Applicable


Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of the funds' most recent financial reports and portfolio listing, or a copy
of the Statement of Additional Information (SAI) dated    March 24,
1997    . The SAI has been filed with the Securities and Exchange
Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Distributors Corporation (FDC), 82 Devonshire Street, Boston, MA 02109, or your investment professional.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED
BY THE FDIC, FEDERAL RESERVE BOARD OR ANY
OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT
RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL
AMOUNT INVESTED.

LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED
OR DISAPPROVED BY THE SECURITIES
AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES
COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.
AFOC-pro-0297-01
Each fund seeks to increase the value of your investment over the long-term by investing mainly in equity securities of companies within a particular market sector.
FIDELITY ADVISOR
FOCUS FUNDS
CLASS A, CLASS T, AND CLASS B
FIDELITY ADVISOR CONSUMER INDUSTRIES FUND
FIDELITY ADVISOR CYCLICAL INDUSTRIES FUND
FIDELITY ADVISOR FINANCIAL SERVICES FUND
FIDELITY ADVISOR HEALTH CARE FUND
FIDELITY ADVISOR NATURAL RESOURCES FUND
FIDELITY ADVISOR TECHNOLOGY FUND
FIDELITY ADVISOR UTILITIES GROWTH FUND
PROSPECTUS
   MARCH 24, 1997    (FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON,
MA 02109
CONTENTS



KEY FACTS                                WHO MAY WANT TO INVEST

                                         EXPENSES Each class's sales charge (load) and its yearly
                                         operating expenses.

                                         FINANCIAL HIGHLIGHTS A summary of each fund's financial
                                         data.

                                         PERFORMANCE How Natural Resources has done over
                                         time.

THE FUNDS IN DETAIL                      CHARTER How each fund is organized.

                                         INVESTMENT PRINCIPLES AND RISKS Each fund's overall
                                         approach to investing.

                                         BREAKDOWN OF EXPENSES How operating costs are
                                         calculated and what they include.

YOUR ACCOUNT                             TYPES OF ACCOUNTS Different ways to set up your
                                         account, including tax-sheltered retirement plans.

                                         HOW TO BUY SHARES Opening an account and making
                                         additional investments.

                                         HOW TO SELL SHARES Taking money out and closing your
                                         account.

                                         INVESTOR SERVICES Services to help you manage your
                                         account.

SHAREHOLDER AND ACCOUNT POLICIES         DIVIDENDS, CAPITAL GAINS, AND TAXES

                                         TRANSACTION DETAILS Share price calculations and the
                                         timing of purchases and redemptions.

                                         EXCHANGE RESTRICTIONS

                                         SALES CHARGE REDUCTIONS AND WAIVERS


   KEY FACTS


WHO MAY WANT TO INVEST
Class A, Class T, and Class B shares are offered to investors who engage an investment professional for investment advice.
The funds may be appropriate for investors who want to pursue growth aggressively by concentrating their investment on domestic and foreign securities within a market sector. The funds are designed for those who are interested in actively monitoring the progress of, and can accept the risks of, industry-focused investing. Because the funds are narrowly focused, changes in a particular industry, regulatory changes, or legislation can have a substantial impact on a fund's share price.
Consumer Industries, Cyclical Industries, Health Care, Technology, and Utilities Growth are non-diversified funds and may invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.
The value of each fund's investments varies from day to day, generally reflecting changes in market conditions and other company, political, and economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. The securities of small, less well-known companies may be more volatile than those of larger companies. Over time, however, stocks have shown greater growth potential than other types of securities. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
Each fund is not in itself a balanced investment plan. You should consider your investment objective and tolerance for risk when making an investment decision. When you sell your fund shares, they may be worth more or less than what you paid for them.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a distribution fee. Class T shares may be subject to a contingent deferred sales charge (CDSC). Class B shares do not have a front-end sales charge, but do have a CDSC, and pay a distribution fee and a shareholder service fee. Institutional Class shares have no sales charge, and do not pay a distribution fee or a shareholder service fee, but are only available to certain types of investors. See "Sales Charge Reductions and Waivers," page , for Institutional Class eligibility information.
You may obtain more information about Institutional Class shares, which are not offered through this prospectus, by calling 1-800-843-3001 or from your investment professional. Contact your investment professional to discuss which class is appropriate for you.
In determining which class of shares is the most appropriate for you, you should consider, among other factors, the length of time you intend to hold your shares. In general, because of its higher front-end load, Class A shares have higher costs than Class T for a short holding period and, because of their lower 12b-1 fees, lower costs than Class T for a longer holding period. If you are planning to invest a significant amount either at one time or through a regular investment program, you should consider the reduced sales charges available on Class A and Class T shares. If you prefer not to pay a front-end sales charge and plan to hold your shares for more than six years, you should consider Class B shares. While Class B shares are subject to higher ongoing expenses, they are sold without a front-end sales charge so your entire purchase amount is immediately invested. However, if you sell your Class B shares within six years, you will normally pay a CDSC that varies depending on how long you have held your shares.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell shares of a fund. In addition, you may be charged an annual account maintenance fee if your account balance falls below $2,500. Lower front-end sales charges may be available with purchases of $50,000 or more. See "Transaction Details," page , for an explanation of how and when these charges apply.
A CDSC is imposed on Class B shares only if you redeem Class B shares within six years of purchase. See "Transaction Details," page , for information about the CDSC.

                                    Clas         Clas         Clas
                                    s A          s T          s B

Maximum sales charge on purchases   5.25         3.50         None
(as a % of offering price)          %            %


Maximum CDSC (as a % of the lesser
of original purchase price or
redemption proceeds)                None         None         5.00[
                                                                                                     [A]          B]

Maximum sales charge on             None         None         None
reinvested distributions

Redemption fee on shares held
less than 60 days                  1.00         1.00         1.00
(as a % of amount redeemed)        %            %            %

Exchange fee                     None          None          None

Annual account maintenance fee   $12.0         $12.0         $12.0
(for accounts under $2,500)      0             0             0


[A] A CONTINGENT DEFERRED SALES CHARGE OF 0.25% IS ASSESSED ON CERTAIN REDEMPTIONS OF CLASS T SHARES THAT WERE PURCHASED WITHOUT AN INITIAL SALES CHARGE. SEE TRANSACTION DETAILS, PAGE .
[B] DECLINES OVER 6 YEARS FROM 5.00% TO 0%.
ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company (FMR). Each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.
12b-1 fees for Class A, Class T, and Class B include a distribution fee and, for Class B, a shareholder service fee. Distribution fees are paid by each class to FDC for services and expenses in connection with the
distribution of the applicable class'   s     shares. Shareholder service
fees are paid by Class B to investment professionals for services and expenses incurred in connection with providing personal service and/or maintenance of Class B shareholder accounts. Long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc., due to 12b-1 fees. Each class's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The following figures are based on estimated or historical expenses of each
class of each fund   ,     adjusted to reflect current fees for Natural
Resources   ,     and are calculated as a percentage of average net assets
of the applicable class of each fund. A portion of the brokerage
commissions that    a     fund pay   s     is used to reduce    that
    fund   's     expenses. In addition,    each     fund    has
entered into arrangements with    its     custodian and transfer agent
whereby interest earned on uninvested cash balances is used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses for Class T and Class B of Natural Resources presented in the table would have been 1.44% and 2.12%, respectively. EXPENSE TABLE EXAMPLE: You would pay the following expenses, including the maximum front-end sales charge or CDSC, as applicable, on a $1,000 investment, assuming a 5% annual return and either (1) full redemption or
(2) no redemption, at the end of each time period:



                                                                                             Examples                No
                                                                                             Full Redemption         Redempti
                                                                                                                     on

            Operating Expenses         Class A Class T        Class B                Class A Class T     Class B      Class B

CONSUMER    Management fee             0.61%[A 0.61%[A        0.61%        After 1   $ 69    $ 55        $ 75[C]      $ 25
INDUSTRIES                             ]       ]              [A]          year

            12b-1 fee (including 0.25% 0.25%   0.50%          1.00%        After 3   $ 10    $ 96        $ 108[C]     $ 78
            Shareholder Service Fee                                        years     5
            for Class B shares)

            Other expenses (after      0.89%[A 0.89%[A        0.89%
            reimbursement)             ]       ]              [A]

            Total operating expenses   1.75%   2.00%          2.50%

CYCLICAL    Management fee             0.61%[A 0.61%[A        0.61%        After 1   $ 69    $ 55        $ 75[C]      $ 25
INDUSTRIES                             ]       ]              [A]          year

            12b-1 fee (including 0.25% 0.25%   0.50%          1.00%        After 3   $ 10    $ 96        $ 108[C]     $ 78
            Shareholder Service Fee                                        years     5
            for Class B shares)

            Other expenses (after      0.89%[A 0.89%[A        0.89%
            reimbursement)             ]       ]              [A]

            Total operating expenses   1.75%   2.00%          2.50%

FINANCIAL   Management fee             0.61%[A 0.61%[A        0.61%        After 1   $ 69    $ 55        $ 75[C]      $ 25
SERVICES                               ]       ]              [A]          year

            12b-1 fee (including 0.25% 0.25%   0.50%          1.00%        After 3   $ 10    $ 96        $ 108[C]     $ 78
            Shareholder Service Fee                             years                5
            for Class B shares)

            Other expenses (after      0.89%[A 0.89%[A        0.89%
            reimbursement)             ]       ]              [A]

            Total operating expenses   1.75%   2.00%          2.50%

HEALTH CARE Management fee             0.61%[A 0.61%[A        0.61%        After 1   $ 69    $ 5   5     $ 75[C]      $ 25
                                       ]       ]              [A]          year

            12b-1 fee (including 0.25% 0.25%   0.50%          1.00%        After 3   $ 10    $ 9   6     $ 10   8[C]  $ 78
            Shareholder Service Fee                                        years     5
            for Class B shares)

            Other expenses (after      0.89%[A 0.   89    %[A 0.8   9    %
            reimbursement)             ]       ]              [A]

            Total operating expenses   1.75%      2.00    %   2.   50    %

NATURAL     Management fee             0.60%[B 0.60%[         0.60%        After 1   $ 66    $ 49        $ 72[C]      $ 22
RESOURCES                              ]       B]             [B]          year

            12b-1 fee (including 0.25% 0.25%   0.50%          1.00%        After 3   $ 95    $ 80        $ 98[C]      $ 68
            Shareholder Service Fee                                        years
            for Class B shares)

            Other expenses             0.57%[A 0.37%          0.56%        After 5   $ 12    $ 112       $ 136[C]     $ 116
                                       ]                                   years     6

            Total operating expenses   1.42%   1.47%          2.16%        After 10  $ 21    $ 205       $ 222        $ 222
                                                                           years[D]  4

                                                                                             Examples                 No
                                                                                             Full Redemption          Redempti
                                                                                                                      on

            Operating Expenses         Class A Class T        Class B                Class A Class T     Class B      Class B

TECHNOLOGY  Management fee             0.61%[A 0.61%[A        0.61%        After 1   $ 69    $ 5   5     $ 75[C]      $ 2   5
                                       ]       ]              [A]          year

            12b-1 fee (including 0.25% 0.25%   0.50%          1.00%        After 3   $ 10    $ 9   6     $ 10   8[C]  $ 78
            Shareholder Service Fee                                        years     5
            for Class B shares)

            Other expenses (after      0.89%[A 0.   89    %[A 0.8   9    %
            reimbursement )            ]       ]              [A]

            Total operating expenses   1.75%      2.00    %   2.   50    %

UTILITIES   Management fee             0.61%[A 0.61%[A        0.61%        After 1   $ 69    $ 5   5      $ 75[C]     $ 25
GROWTH                                 ]       ]              [A]          year

            12b-1 fee (including 0.25% 0.25%   0.50%          1.00%        After 3   $ 10    $ 9   6      $ 108[C]    $ 78
            Shareholder Service Fee                                        years     5
            for Class B shares)

            Other expenses (after      0.89%[A 0.   8    9%[A 0.89%
            reimbursement)             ]       ]              [A]

            Total operating expenses   1.75%      2.0    0%   2.50%


[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
[B] EFFECTIVE SEPTEMBER 1, 1996, FMR VOLUNTARILY AGREED TO IMPLEMENT A MANAGEMENT FEE REDUCTION. THE INDIVIDUAL FUND FEE RATE WAS REDUCED FROM 0.45% TO 0.30%. IF THIS AGREEMENT WAS NOT IN EFFECT, THE MANAGEMENT FEE WOULD HAVE BEEN 0.72%.
[C] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[D] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER SEVEN
YEARS.
THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED COSTS OR RETURNS, ALL OF WHICH MAY VARY.
FMR has voluntarily agreed to reimburse Class A, Class T, and Class B of each fund to the extent that total operating expenses as a percentage of its respective average net assets exceed the following rates:

                      Class    Effectiv   Class    Effectiv   Class    Effectiv
                      A        e          T        e          B        e
                               Date                Date                Date

Consumer Industries    1.75    9/1/96      2.00    9/1/96      2.50    3/1/97
                      %                   %                   %

Cyclical Industries    1.75    9/1/96      2.00    9/1/96      2.50    3/1/97
                      %                   %                   %

Financial Services     1.75    9/1/96      2.00    9/1/96      2.50    3/1/97
                      %                   %                   %

Health Care            1.75    9/1/96      2.00    9/1/96      2.50    3/1/97
                      %                   %                   %

Natural Resources      1.75    8/30/9      2.00    8/30/9      2.50    8/30/9
                      %        6          %        6          %        6

Technology             1.75    9/1/96      2.00    9/1/96      2.50    3/1/97
                      %                   %                   %

Utilities Growth       1.75    9/1/96      2.00    9/1/96      2.50    3/1/97
                      %                   %                   %

If these agreements were not in effect, other expenses and total operating expenses, as a percentage of average net assets, would have been the following amounts:

                          Other Expenses                                      Total Operating
                                                                              Expenses

                          Class A               Class          Class          Class                 Class          Class
                                                T              B              A                     T              B

Consumer Industries[A]     1.   99               1.   49           2.63        2.   85               2.   60           4.24
                                 %                     %              %              %                     %              %

Cyclical Industries [A]       2.40               1.   95           2.79           3.26                  3.06           4.40
                                 %                     %              %              %                     %              %

Financial Services [A]     1.   30                  0.76           1.94        2.1   6                  1.87           3.55
                                 %                     %              %              %                     %              %

Health Care[A]             0.9   9                  0.95           1.50        1.   85                  2.06           3.11
                                 %                 %              %                  %                 %              %

Natural Resources         **                    *              *              **                    *              *

Technology[A]                 1    .   05           1.00           1.58        1.   91                  2.11           3.19
                                 %                 %              %                  %                 %              %

Utilities Growth[A]           1.89                  1.47           1.96           2    .   75           2.58           3.57
                                 %                 %                  %              %                 %                  %


* TOTAL OPERATING EXPENSES WERE LESS THAN THE VOLUNTARY EXPENSE CAPS IN EFFECT DURING THE FISCAL YEAR ENDED 1996.
** TOTAL OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED THE VOLUNTARY EXPENSE CAPS IN EFFECT DURING THE FISCAL YEAR ENDED 1996.
[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, and extraordinary expenses.
FINANCIAL HIGHLIGHTS
The financial highlights tables that follow for Natural Resources are included in the fund's Annual Report and have been audited by Coopers & Lybrand L.L.P., independent accountants. Their report on the financial statements and financial highlights is included in the fund's Annual
Report.    The financial highlights tables that follow for Consumer
Industries, Cyclical Industries, Financial Services, Health Care, Technology, and Utilities Growth are included in each fund's Semiannual
Report.     The financial statements, the financial highlights, and    for
Natural Resources,     the report of the auditor are incorporated by
reference into    (are legally a part of)     the funds   '     SAI.
Contact FDC or your investment professional for a free copy of the
   Semiannual Report, or for Natural Resources the     Annual
Report   ,     or the SAI.
   CONSUMER INDUSTRIES

   1.Selected Per-Share Data and RatiosE                                     Class A          Class T

   2.Period ended January 31 (Unaudited)                                    1997D             1997D

   3.Net asset value, beginning of period                                   $ 10.00          $ 10.00

   4.Income from Investment Operations

   5. Net investment income (loss)                                           --               (.01)

   6. Net realized and unrealized gain (loss)                                1.36             1.36

   7. Total from investment operations                                       1.36             1.35

   8.Less Distributions

   9. From net investment income                                             (.01)            --

   10. From net realized gain                                                (.06)            (.06)

   11. Total distributions                                                   (.07)            (.06)

   12.Redemption fees added to paid in capital                               --               --

   13.Net asset value, end of period                                        $ 11.29          $ 11.29

   14.Total returnB,C                                                          13.64%           13.53%

   15.Net assets, end of period (000 omitted)                               $ 880            $ 3,874

   16.Ratio of expenses to average net assets                                1.75%A,F           2.00%A,F


   17.Ratio of net investment income (loss) to average net assets            .07%A             (.18)%A


   18.Portfolio turnover                                                     72%A              72%A

   19.Average commission rateG                                               $ .0282          $ .0282


       A    ANNUALIZED
    B    THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIOD SHOWN.
    C    TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
    D    FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A
AND CLASS T SHARES) TO JANUARY 31, 1997.
    E    NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED
ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
    F    FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING
THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
    G    A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
CYCLICAL INDUSTRIES

   20.Selected Per-Share Data and RatiosE                                         Class A          Class T

   21.Period ended January 31 (Unaudited)                                        1997D             1997D

   22.Net asset value, beginning of period                                       $ 10.00          $ 10.00

   23.Income from Investment Operations

   24. Net investment income (loss)                                               --               (.01)

   25. Net realized and unrealized gain (loss)                                    1.55             1.55

   26. Total from investment operations                                           1.55             1.54

   27.Less Distributions

   28. From net investment income                                                 (.01)            (.01)

   29. In excess of net investment income                                         --               --

   30. From net realized gain                                                     (.08)            (.08)

   31. Total distributions                                                        (.09)            (.09)

   32.Redemption fees added to paid in capital                                    --               --

   33.Net asset value, end of period                                             $ 11.46          $ 11.45

   34.Total returnB,C                                                               15.53%           15.43%

   35.Net assets, end of period (000 omitted)                                    $ 269            $ 1,286

   36.Ratio of expenses to average net assets                                     1.75%A,F           2.00%A,F


   37.Ratio of expenses to average net assets after expense reductions            1.74%A,G           1.99%A,G


   38.Ratio of net investment income (loss) to average net assets                 --               (.24)%


   39.Portfolio turnover                                                          43%A              43%A

   40.Average commission rateH                                                    $ .0210          $ .0210


       A    ANNUALIZED
    B    THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIOD SHOWN.
    C    TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
    D    FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A
AND CLASS T SHARES) TO JANUARY 31, 1997.
    E    NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED
ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
    F    FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING
THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
    G    FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
    H    A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL SERVICES

   41.Selected Per-Share Data and RatiosE                                         Class A          Class T

   42.Period ended January 31 (Unaudited)                                        1997D             1997D

   43.Net asset value, beginning of period                                       $ 10.00          $ 10.00

   44.Income from Investment Operations

   45. Net investment income                                                      .03              .02

   46. Net realized and unrealized gain (loss)                                    2.31             2.30

   47. Total from investment operations                                           2.34             2.32

   48.Less Distributions

   49. From net investment income                                                 (.01)            (.01)

   50. From net realized gain                                                     (.01)            (.01)

   51. Total distributions                                                        (.02)            (.02)

   52.Redemption fees added to paid in capital                                    --               --

   53.Net asset value, end of period                                             $ 12.32          $ 12.30

   54.Total returnB,C                                                               23.41%           23.21%

   55.Net assets, end of period (000 omitted)                                    $ 2,895          $ 18,681

   56.Ratio of expenses to average net assets                                     1.75%A,F           2.00%A,F


   57.Ratio of expenses to average net assets after expense reductions            1.73%A,G           1.98%A,G


   58.Ratio of net investment income to average net assets                        .59%A             .34%A

   59.Portfolio turnover                                                          123%A             123%A

   60.Average commission rateH                                                    $ .0333          $ .0333


       A    ANNUALIZED
    B    THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIOD SHOWN.
    C    TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
    D    FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A
AND CLASS T SHARES) TO JANUARY 31, 1997.
    E    NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
    F    FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING
THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
    G    FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
    H    A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
HEALTH CARE

   61.Selected Per-Share Data and RatiosE                                         Class A          Class T

   62.Period ended January 31 (Unaudited)                                        1997D             1997D

   63.Net asset value, beginning of period                                       $ 10.00          $ 10.00

   64.Income from Investment Operations

   65. Net investment income (loss)                                               (.02)            (.03)

   66. Net realized and unrealized gain (loss)                                    1.72             1.71

   67. Total from investment operations                                           1.70             1.68

   68.Redemption fees added to paid in capital                                    -                -

   69.Net asset value, end of period                                             $ 11.70          $ 11.68

   70.Total returnB,C                                                               17.00%           16.80%

   71.Net assets, end of period (000 omitted)                                    $ 2,629          $ 19,750

   72.Ratio of expenses to average net assets                                     1.75%A,F           2.00%A,F


   73.Ratio of expenses to average net assets after expense reductions            1.74%A,G           1.99%A,G


   74.Ratio of net investment income (loss) to average net assets                 (.50)%A           (.75)%A


   75.Portfolio turnover                                                          52%              52%

   76.Average commission  rateH                                                   $ .0333          $ .0333


       A    ANNUALIZED
    B    THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIOD SHOWN.
    C    TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
    D    FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A
AND CLASS T SHARES) TO JANUARY 31, 1997.
    E    NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED
ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
    F    FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING
THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
    G    FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
    H    A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NATURAL RESOURCES



    77.Selected Per-Share Data and
Class A                                                            Class T
 Ratios

 78.Years ended October 31
1996I        1996          1995          1994J          1993         1992        1991K        1990        1989        1988B

 79.Net asset value, beginning of period
$ 23.65     $ 19.25       $ 17.56       $ 17.59       $ 13.88      $ 14.11     $ 12.30     $ 12.60     $ 11.47     $ 10.00

 80.Income from Investment Operations

 81. Net investment income (loss)
 .00G        .00G          (.05)G        (.11)G        .22          (.10)       (.15)       (.10)       .10H        (.05)

 82. Net realized and unrealized gain
1.46        6.56          2.00          .76           4.91         .79         2.45        .93         1.96        1.52
 (loss)

 83. Total from investment operations
1.46        6.56          1.95          .65           5.13         .69         2.30        .83         2.06        1.47

 84.Less Distributions

 85. From net investment income
--          --            --            --            --           --          --          (.08)       --          --

 86. From net realized gain
--          (.69)         (.26)         (.68)         (1.42)       (.92)       (.49)       (1.05)      (.93)       --

 87. Total distributions
--          (.69)         (.26)         (.68)         (1.42)       (.92)       (.49)       (1.13)      (.93)       --

 88.Redemption fees added to paid in
--          --            --            --            --           --          --          --          --          --
 capital

 89.Net asset value, end of period
$ 25.11     $ 25.12       $ 19.25       $ 17.56       $ 17.59      $ 13.88     $ 14.11     $ 12.30     $ 12.60     $ 11.47

 90.Total returnC,D
6.17%       35.01%        11.40%        3.97%         41.05%       5.97%       19.50%      6.37%       19.63%      14.70%

 91.Net assets, end of period (000
$ 1,609     $ 602,915     $ 272,979     $ 199,361     $ 40,309     $ 7,087     $ 5,940     $ 4,615     $ 2,049     $ 916
 omitted)

 92.Ratio of expenses to average net
1.66%A,L    1.59%         1.86%L        2.10%         2.63%        3.27%F      3.35%F      3.34%F      3.23%       2.85%A
 assets

 93.Ratio of expenses to average net
1.58%A,M    1.56%M        1.84%M        2.07%M        2.62%M       3.27%       3.35%       3.34%       3.23%       2.85%A
 assets
 after expense reductions

 94.Ratio of net investment income
(.01)%A     .00%          (.30)         (.67)         (1.18)       (1.22)      (1.28)      (1.13)      .83%        (.64)%A
 (loss) to                %             %             %            %           %           %
 average net assets

 95.Portfolio turnover
137%        137%          161%          125%          208%         248%        256%        229%        249%        220%A

 96.Average commission  rateN
$ .0337     $ .0337


   NATURAL RESOURCES

   97.Selected Per-Share Data and RatiosG                                          Class B

   98.Years ended October 31                                                      1996              1995

   99.Net asset value, beginning of period                                        $ 19.23           $ 18.87

   100.Income from Investment Operations

   101. Net investment income (loss)                                               (.15)             (.03)

   102. Net realized and unrealized gain (loss)                                    6.49              .39

   103. Total from investment operations                                           6.34              .36

   104.Less Distributions

   105. From net realized gain                                                     (.69)             --

   106.Redemption fees added to paid in capital                                 --                --

   107.Net asset value, end of period                                             $ 24.88           $ 19.23

   108.Total returnC,E                                                               33.87%            1.91%

   109.Net assets, end of period (000 omitted)                                    $ 36,106          $ 2,508

   110.Ratio of expenses to average net assets                                     2.28%             2.23%
                                                                                                    A,L

   111.Ratio of expenses to average net assets after expense reductions            2.24%M             2.21%
                                                                                                    A,M

   112.Ratio of net investment income (loss) to average net assets                 (.68)%            (.67)%A


   113.Portfolio turnover                                                          137%              161%

   114.Average commission rateN                                                    $ .0337


       A    ANNUALIZED.
    B    DECEMBER 29, 1987 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31,
1988.
    C    THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN.
    D    TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
    E    TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
    F    LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
    G    NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED
ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
    H    NET INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH
AMOUNTED TO $.17 PER SHARE.
    I    FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A
SHARES) TO OCTOBER 31, 1996. FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1995.
    J    EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION
93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME (LOSS) PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
    K    AS OF OCTOBER 1, 1991, THE FUND DISCONTINUED THE USE OF
EQUALIZATION ACCOUNTING.
    L    FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING
THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
    M    FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
    N    FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND
IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
TECHNOLOGY

   115.Selected Per-Share Data and RatiosE                                         Class A           Class T

   116.Period ended January 31 (Unaudited)                                        1997D              1997D

   117.Net asset value, beginning of period                                       $ 10.00           $ 10.00

   118.Income from Investment Operations

   119. Net investment income (loss)                                               (.06)             (.07)

   120. Net realized and unrealized gain (loss)                                    3.94              3.92

   121. Total from investment operations                                           3.88              3.85

   122.Less Distributions

   123. From net realized gain                                                     (.08)             (.08)

   124.Redemption fees added to paid in capital                                    -                 -

   125.Net asset value, end of period                                             $ 13.80           $ 13.77

   126.Total returnB,C                                                               38.88%            38.58%

   127.Net assets, end of period (000 omitted)                                    $ 3,944           $ 24,808

   128.Ratio of expenses to average net assets                                     1.75%A,F            2.00%A,F


   129.Ratio of expenses to average net assets after expense reductions            1.71%A,G            1.97%A,G


   130.Ratio of net investment income (loss) to average net assets                 (1.18)%A           (1.44)%A


   131.Portfolio turnover                                                          417%A              417%A

   132.Average commission  rateH                                                   $ .0403           $ .0403


       A    ANNUALIZED
    B    THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIOD SHOWN.
    C    TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
    D    FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A
AND CLASS T SHARES) TO JANUARY 31, 1997.
    E    NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED
ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
    F    FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING
THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
    G    FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
    H    A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
UTILITIES GROWTH

   133.Selected Per-Share Data and RatiosE                             Class A          Class T

   134.Period ended January 31 (Unaudited)                            1997D             1997D

   135.Net asset value, beginning of period                           $ 10.00          $ 10.00

   136.Income from Investment Operations

   137. Net investment income                                          .05              .04

   138. Net realized and unrealized gain (loss)                        1.77             1.77

   139. Total from investment operations                               1.82             1.81

   140.Less Distributions

   141. From net investment income                                     (.03)            (.03)

   142. From net realized gain                                         (.11)            (.11)

   143. Total distributions                                            (.14)            (.14)

   144.Redemption fees added to paid in capital                        -                -

   145.Net asset value, end of period                                 $ 11.68          $ 11.67

   146.Total returnB,C                                                   18.28%           18.18%

   147.Net assets, end of period (000 omitted)                        $ 406            $ 3,993

   148.Ratio of expenses to average net assets                         1.75%A,F           2.00%A,F


   149.Ratio of net investment income to average net assets            1.11%A            .86%A

   150.Portfolio turnover                                              22%A              22%A

   151.Average commission  rateG                                       $ .0183          $ .0183


       A    ANNUALIZED
    B    THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIOD SHOWN.
    C    TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
    D    FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A
AND CLASS T SHARES) TO JANUARY 31, 1997.
    E    NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
    F    FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING
THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
    G    A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
PERFORMANCE
Mutual fund performance is commonly measured as TOTAL RETURN. The total returns that follow for Class A, Class T, and Class B of Natural Resources are based on historical fund results and do not reflect the effect of taxes.
For Natural Resources, the fiscal year runs from November 1 to October 31. The table below shows the performance of each class of Natural Resources over past fiscal years. The charts below present calendar year performance for each class of Natural Resources.
Performance history will be available for Consumer Industries, Cyclical Industries, Financial Services, Health Care, Technology, and Utilities Growth after the funds have been in operation for six months.
NATURAL RESOURCES
      Average Annual Total Return [A]   Cumulative Total Return [A]


                                             Past 1    Past 5    Life of fund(dagger)   Past 1    Past 5    Life of fund(dagger)
                                             year      years                            year      years

NATURAL RESOURCES - CLASS A                  34.96%    18.50%    17.21%                 34.96%    133.62    307.50
                                                                                                  %         %

NATURAL RESOURCES - CLASS A (LOAD ADJ.)[B]   27.87%    17.22%    16.49%                 27.87%    121.36    286.10
                                                                                                  %         %

NATURAL RESOURCES - CLASS T                  35.01%    18.51%    17.21%                 35.01%    133.72    307.66
                                                                                                  %         %

NATURAL RESOURCES - CLASS T (LOAD ADJ.)[B]   30.28%    17.66%    16.74%                 30.28%    125.54    293.39
                                                                                                  %         %

NATURAL RESOURCES - CLASS B                  33.87%    18.28%    17.08%                 33.87%    131.50    303.79
                                                                                                  %         %

NATURAL RESOURCES - CLASS B (LOAD ADJ.)[D]   28.87%    18.07%    17.08%                 28.87%    129.50    303.79
                                                                                                  %         %


YEAR-BY-YEAR TOTAL RETURNS

Calendar years[A],[C]                   1988    1989    1990    1991    1992    1993    1994    1995    1996

NATURAL RESOURCES - CLASS A             16.10   33.14   -5.28   14.47   13.33   37.94   -2.28   28.67   30.37
                                        %       %       %       %       %       %       %       %       %

S&P 500                                 16.61   31.69   -3.10   30.47   7.62%   10.08   1.32%   37.58   22.96
                                        %       %       %       %               %               %       %

Lipper Natural Resources Funds          8.83%   32.32   -8.59   2.92%   1.47%   22.94   -4.09   18.80   32.74
Average                                         %       %                       %       %       %       %

Consumer Price Index                    4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 16.1
Row: 3, Col: 1, Value: 33.14
Row: 4, Col: 1, Value: -5.28
Row: 5, Col: 1, Value: 14.47
Row: 6, Col: 1, Value: 13.33
Row: 7, Col: 1, Value: 37.94
Row: 8, Col: 1, Value: -2.28
Row: 9, Col: 1, Value: 28.67
Row: 10, Col: 1, Value: 30.37
(LARGE SOLID BOX) NATURAL RESOURCES - CLASS A
YEAR-BY-YEAR TOTAL RETURNS

Calendar year total returns[C]          1988    1989    1990    1991    1992    1993    1994    1995    1996

NATURAL RESOURCES - CLASS T             16.10   33.14   -5.28   14.47   13.33   37.94   -2.28   28.67   30.52
                                        %       %       %       %       %       %       %       %       %

S&P 500                                 16.61   31.69   -3.10   30.47   7.62%   10.08   1.32%   37.58   22.96
                                        %       %       %       %               %               %       %

Lipper Natural Resources Funds          8.83%   32.32   -8.59   2.92%   1.47%   22.94   -4.09   18.80   32.74
Average                                         %       %                       %       %       %       %

Consumer Price Index                    4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 16.1
Row: 3, Col: 1, Value: 33.14
Row: 4, Col: 1, Value: -5.28
Row: 5, Col: 1, Value: 14.47
Row: 6, Col: 1, Value: 13.33
Row: 7, Col: 1, Value: 37.94
Row: 8, Col: 1, Value: -2.28
Row: 9, Col: 1, Value: 28.67
Row: 10, Col: 1, Value: 30.52
(LARGE SOLID BOX) NATURAL RESOURCES - CLASS T
YEAR-BY-YEAR TOTAL RETURNS

Calendar year total returns[E]          1988    1989    1990    1991    1992    1993    1994    1995    1996

NATURAL RESOURCES - CLASS B             16.10   33.14   -5.28   14.47   13.33   37.94   -2.28   28.24   29.63
                                        %       %       %       %       %       %       %       %       %

S&P 500                                 16.61   31.69   -3.10   30.47   7.62%   10.08   1.32%   37.58   22.96
                                        %       %       %       %               %               %       %

Lipper Natural Resources Funds          8.83%   32.32   -8.59   2.92%   1.47%   22.94   -4.09   18.80   32.74
Average                                         %       %                       %       %       %       %

Consumer Price Index                    4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 16.1
Row: 3, Col: 1, Value: 33.14
Row: 4, Col: 1, Value: -5.28
Row: 5, Col: 1, Value: 14.47
Row: 6, Col: 1, Value: 13.33
Row: 7, Col: 1, Value: 37.94
Row: 8, Col: 1, Value: -2.28
Row: 9, Col: 1, Value: 28.24
Row: 10, Col: 1, Value: 29.63
(LARGE SOLID BOX) NATURAL RESOURCES - CLASS B
(dagger) LIFE OF FUND FIGURES ARE FROM COMMENCEMENT OF OPERATIONS (DECEMBER 29, 1987) THROUGH THE PERIOD ENDED OCTOBER 31, 1996.
[A] INITIAL OFFERING OF CLASS A SHARES TOOK PLACE ON SEPTEMBER 3, 1996. RETURNS PRIOR TO THAT DATE ARE THOSE OF CLASS T, THE ORIGINAL CLASS OF THE FUND, AND REFLECT CLASS T'S 0.65% 12B-1 FEE (EFFECTIVE JANUARY 1, 1996, THE FEE WAS REDUCED TO 0.50%).
[B] LOAD ADJUSTED RETURNS FOR CLASS A SHARES INCLUDE THE EFFECT OF PAYING CLASS A'S MAXIMUM 5.25% FRONT-END SALES CHARGE. LOAD ADJUSTED RETURNS FOR CLASS T SHARES INCLUDE THE EFFECT OF CLASS T'S MAXIMUM 3.50% FRONT-END SALES CHARGE.
[C] RETURNS DO NOT INCLUDE THE EFFECT OF CLASS A'S OR CLASS T'S MAXIMUM APPLICABLE FRONT-END SALES CHARGE.
[D] CLASS B'S CDSC INCLUDED IN THE TOTAL RETURN FIGURES ARE CALCULATED PURSUANT TO THE CDSC SCHEDULES FOUND ON PAGE .
[E] RETURNS DO NOT INCLUDE THE EFFECT OF CLASS B'S MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
The exclusion of any applicable sales charge from a performance calculation produces a higher return.
If FMR had not reimbursed certain class expenses during these periods, total returns would have been lower.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.
Average annual and cumulative total returns usually will include the effect of paying the maximum applicable sales charge.
THE COMPETITIVE FUNDS AVERAGE is the Lipper Natural Resources Funds Average, which currently reflects the performance of over 39 mutual funds with similar investment objectives. This average, published by Lipper Analytical Services, Inc., excludes the effect of sales charges.
STANDARD & POOR'S 500 INDEX (S&P 500   (registered trademark)    ) is a
widely recognized, unmanaged index of common stocks.
Unlike each class's returns, the total returns of each comparative index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.
Each class of each fund may quote its adjusted net asset value including all distributions paid. This value may be averaged over specified periods and may be used to calculate a class's moving average.
The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report for Natural Resources, please contact your investment professional.
TOTAL RETURNS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
   THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Consumer Industries, Cyclical Industries, Health Care, Technology, and Utilities Growth are non-diversified funds and Financial Services is a diversified fund of Fidelity Advisor Series VII, a Massachusetts business trust organized on March 21, 1980. Natural Resources is a diversified fund of Advisor Series V, a Massachusetts business trust organized on April 23, 1986. Each trust is an open-end management company. There is a remote possibility that one fund might become liable for a misstatement in the prospectus about another fund.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Fidelity will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. For shareholders of Consumer Industries, Cyclical Industries, Financial Services, Health Care, Technology, and Utilities Growth, you are entitled to one vote for each share you own. For shareholders of Natural Resources, the number of votes you are entitled to is based upon the dollar value of your investment. Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which chooses each fund's investments and handles it's business affairs. FMR chooses investments with the assistance of foreign affiliates for each fund.
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for Consumer Industries, Cyclical Industries, Financial Services, Health Care, Natural Resources, Technology, and Utilities Growth.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far
East), in Tokyo, Japan, serves as a sub-adviser for Consumer Industries, Cyclical Industries, Financial Services, Health Care, Natural Resources, Technology, and Utilities Growth.
As of    January     31, 199   7    , FMR advised funds having
approximately 29        million shareholder accounts with a total value of
more than $43   5     billion.
Paul Antico is manager of Advisor Consumer Industries, which he has managed since January 1997. He also manages other Fidelity funds. Since joining Fidelity in 1991, Mr. Antico has worked as an analyst and manager.
Albert Ruback is manager of Advisor Cyclical Industries, which he has managed since September 1996. Previously, he managed other Fidelity funds. Mr. Ruback joined Fidelity as an analyst in 1991, after receiving an MBA from Harvard Business School.
Louis Salemy is manager of Advisor Financial Services, which he has managed since September 1996. He also manages other Fidelity funds. Since joining Fidelity in 1992, Mr. Salemy has worked as an analyst and manager. Previously, he was a security analyst for Loomis, Sayles and Company from 1989 to 1992.
Karen Firestone is manager of Advisor Heath Care, which she has managed since September 1996. She also manages several other Fidelity Funds. Since joining Fidelity in 1983, Ms. Firestone has worked as an analyst and manager.
Lawrence Rakers is manager of Advisor Natural Resources, which he has managed since January 1997. He also manages other Fidelity funds. Mr. Rakers joined Fidelity as an analyst in 1993. Previously, he was a project engineer for Loral Corporation from 1986 to 1993.
Adam Hetnarski is manager of Advisor Technology, which he has managed since September 1996. He also manages another Fidelity fund. Since joining Fidelity in 1991, Mr. Hetnarski has worked as an analyst and manager.
John Muresianu is manager of Advisor Utilities Growth, which he has managed since September 1996. He also manages other Fidelity funds. Since joining Fidelity in 1986, Mr. Muresianu has worked as an analyst and manager. Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
FDC distributes and markets Fidelity's funds and services. Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for each class of each fund.
FMR Corp. is the ultimate parent company of FMR, FMR U.K., and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
A   s of February 28, 1997, approximately 65.00% of Cyclical Industries'
total outstanding shares were held by Meridian Asset Management.
A broker-dealer may use a portion of the commissions paid by a fund to reduce custodian or transfer agent fees for that fund. FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers. INVESTMENT PRINCIPLES AND RISKS
Each fund concentrates its investments in the securities of companies in a particular market sector. Under normal conditions, each fund will invest at least 80% of its assets in securities of companies principally engaged in the business activities of its named market sector. The funds will invest primarily in equity securities, although they may invest in other types of instruments as well.
The funds may involve significantly greater risks and therefore may experience greater volatility than a mutual fund that does not concentrate its investments. Because of the funds' narrow focus, each fund's performance is closely tied to and affected by industries within its market sector. Companies in an industry are often faced with the same obstacles, issues, or regulatory burdens, and their securities may react similarly and move in unison with these or other market conditions. Also, because the funds (except Financial Services and Natural Resources) are non-diversified, they are further exposed to increased volatility. Non-diversified funds may have greater investments in a single issuer than diversified funds, so the performance of a single issuer can have a substantial impact on a fund's share price. Finally, the funds' strategies in seeking to achieve their investment objectives may lead to investments in smaller companies. Securities of smaller companies, especially those whose business involves emerging products or concepts, may be more volatile due to their limited product lines, markets, or financial resources, or their susceptibility to major setbacks or downturns.
The value of each fund's domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
FMR may use various investment techniques to hedge a portion of the funds' risks, but there is no guarantee that these strategies will work as FMR intends. When you sell your shares, they may be worth more or less than what you paid for them.
FMR normally invests each fund's assets according to its investment strategy. Each fund also reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.
CONSUMER INDUSTRIES FUND seeks capital appreciation.
The fund invests primarily in companies engaged in the manufacture and distribution of goods to consumers both domestically and internationally. The fund normally invests at least 80% of its assets in securities of these companies. These may include, for example, companies that manufacture or sell durable goods such as homes, cars, boats, major appliances, and personal computers. They may also include companies that manufacture or sell non-durable goods such as food or entertainment products, and companies that provide services such as lodging or childcare.
The success of consumer product manufacturers and retailers is closely tied to the performance of the overall economy, interest rates, competition, and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.
CYCLICAL INDUSTRIES FUND seeks capital appreciation.
The fund invests primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products or services related to cyclical industries. The fund normally invests at least 80% of its assets in securities of these companies. These may include companies in the automotive, chemical, construction and housing, defense and aerospace, environmental services, industrial equipment and materials, paper and forest products, and transportation industries.
Many companies in these industries are significantly affected by general economic trends including employment, economic growth, and interest rates. Other factors that may affect these industries are changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. At times, worldwide production of these materials used in cyclical industries has exceeded demand as a result of, for example, over-building or economic downturns. During these times, commodity price declines and unit volume reductions resulted in poor investment returns and losses. Furthermore, a company in the cyclical industries may be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
FINANCIAL SERVICES FUND seeks capital appreciation.
The fund invests primarily in companies that provide financial services to consumers and industry. The fund normally invests at least 80% of its assets in securities of these companies. These may include commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate and leasing companies, and companies that span across these segments. Under SEC regulations, the fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.
Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the industry. Insurance companies may be subject to severe price competition. Legislation is currently being considered which would reduce the separation between commercial and investment banking businesses. If enacted, it could significantly impact the industry and the fund.
HEALTH CARE FUND seeks capital appreciation.
The fund invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. The fund normally invests at least 80% of its assets in securities of these companies. These may include, for example, pharmaceutical companies, companies involved in research and development, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of related products or services.
Many of these companies are subject to government regulation and approval of their products and services, which could have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete.
NATURAL RESOURCES FUND seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in securities of foreign and domestic companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities.
The fund normally invests at least 80% of its assets in securities of foreign and domestic companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities. These may include companies involved either directly or through subsidiaries in exploring, mining, refining, processing, transporting, fabricating, dealing in, or owning natural resources. Natural resources include precious metals (e.g., gold, platinum and silver), ferrous and nonferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil and natural gases), chemicals, forest products, real estate, food products and other basic commodities. FMR will seek securities whose prices directly reflect positive changes in the value of an underlying natural resource or whose issuers will benefit from particular phases in the overall economic cycle. Accordingly, the fund may shift its emphasis from one natural resource industry to another depending upon prevailing trends or developments. The fund may also invest in securities of companies in other industries, and in corporate and governmental debt securities of all types.
Although the fund is authorized to invest up to 50% of its assets in physical commodities, it currently intends to invest no more than 25% of its total assets in them, and intends to limit its physical commodity investments to readily marketable precious metals. Precious metals, at times, have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries.
TECHNOLOGY FUND seeks capital appreciation.
The fund invests primarily in companies which have or will develop, products, processes, or services that will provide or will benefit significantly from technological advances and improvements. The fund normally invests at least 80% of its assets in securities of these companies. These may include, for example, companies that develop, produce or distribute products or services in the computer, semi-conductor, communications, health care, and biotechnology sectors.
Competitive pressures may have a significant effect on the financial condition of companies in the technology industry. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.
UTILITIES GROWTH FUND seeks capital appreciation.
The fund invests primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations. The fund normally invests at least 80% of its assets in securities of these companies. These may include, for example, companies that manufacture, produce, sell, or transmit gas or electric energy, and those involved in telephone, satellite, and other communication fields. Public utility stocks have traditionally produced above-average dividend income, but the fund's investments are based on growth potential. The gas and electric public utilities industries may be subject to broad risks resulting from governmental regulation, financing difficulties, supply and demand of services or fuel, and special risks associated with energy and atmosphere conservation. The fund may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings and recent investment strategies are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call your investment professional.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS: With respect to 75% of its total assets, Financial Services and Natural Resources may not purchase more than 10% of the outstanding voting securities of a single issuer. Except Natural Resources, this
limitation does not apply to securities    of other investment
companies    .
Utilities Growth may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935. Financial Services may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities, loans, and other direct debt have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.
Investment-grade debt securities are medium- and high-quality securities. Some, however, may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial condition of issuers. Lower-quality debt securities are sometimes called "junk bonds."
RESTRICTIONS: Purchase of a debt security is consistent with a fund's debt quality policy if it is rated at or above the stated level by Moody's Investor Service (Moody's) or rated in the equivalent categories by Standard & Poor's (S&P), or is unrated but judged to be of equivalent quality by FMR.
Each fund currently intends to limit its investments in lower than Baa-quality debt securities to 5% of its assets.
OTHER INSTRUMENTS may include securities of closed-end investment companies and real estate-related investments.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due, and may require that the conditions for payment be renegotiated. All of these factors can make foreign investments, especially those in developing countries, more volatile than U.S. investments.
AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS (ADRS AND
EDRS) are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, and purchasing indexed securities.
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: Each fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
RESTRICTIONS: Each fund (except Financial Services and Natural Resources) is considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, each fund (except Financial Services and Natural Resources) does not invest more than 25% of its total assets in any one issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in any one issuer. With respect to 75% of its total assets, each of Financial Services and Natural Resources may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. These limitations do not apply to U.S.
Government securities or, except Natural Resources, securities    of other
investment companies    .
Each fund normally invests at least 80% of its assets, but always invests at least 25% of its total assets, in securities of companies principally engaged in the business activities of the industries in the market sector identified for the fund. Natural Resources may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.
S. Government securities.
BORROWING. Each fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets. LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
CONSUMER INDUSTRIES FUND invests primarily in companies engaged in the manufacture and distribution of goods to consumers both domestically and internationally.
CYCLICAL INDUSTRIES FUND invests primarily in companies engaged in the research, development, manufacture, distribution, supply or sale of materials, equipment, products or services related to cyclical industries. FINANCIAL SERVICES FUND invests primarily in companies providing financial services to consumers and industry.
HEALTH CARE FUND invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.
NATURAL RESOURCES FUND seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in securities of foreign and domestic companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities.
TECHNOLOGY FUND invests primarily in companies which have or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements.
UTILITIES GROWTH FUND invests primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations.
EACH FUND (except Natural Resources) seeks capital appreciation.
Each fund (except Natural Resources) invests at least 25% of its total assets in securities of companies principally engaged in the business activities of the industries in the market sector identified for the fund. Natural Resources may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities. With respect to 75% of its total assets, Financial Services and Natural Resources may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or, except Natural
Resources, securities    of other investment companies    .
Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of each fund's total assets. BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services. Each fund also pays OTHER EXPENSES, which are explained on page .
FMR may, from time to time, agree to reimburse a fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by the fund's average net assets.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.
The individual fund fee rate for each fund is 0.30%. The following table states the estimated management fees for each fund (except Natural Resources) and, for Natural Resources, the management fee for its most recent fiscal year end.
                       Group     Individual   Total
                      Fee Rate    Fund Fee    Management
                                  Rate        Fee

Consumer Industries    0.31%[A    0.30%        0.61%[A]
                      ]

Cyclical Industries    0.31%[A    0.30%        0.61%[A]
                      ]

Financial Services     0.31%[A    0.30%        0.61%[A]
                      ]

Health Care            0.31%[A    0.30%        0.61%[A]
                      ]

Natural Resources      0.30%      0.42%[B      0.72%[B]
                                 ]

Technology             0.31%[A    0.30%        0.61%[A]
                      ]

Utilities Growth       0.31%[A    0.30%        0.61%[A]
                      ]

[A] ESTIMATED
[B] EFFECTIVE SEPTEMBER 1, 1996, FMR VOLUNTARILY REDUCED NATURAL RESOURCES' INDIVIDUAL FUND FEE RATE FROM 0.45% TO 0.30%.
FMR HAS SUB-ADVISORY AGREEMENTS with FMR U.K. and FMR Far East. These sub-advisers provide FMR with investment research and advice on issuers based outside the United States. Under the sub-advisory agreements, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services.
The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its management fee rate with respect to the fund's investments that the sub-adviser manages on a discretionary basis.
For the fiscal year ended October 31, 1996, FMR, on behalf of Natural Resources, paid FMR U.K. and FMR Far East fees equal to less than 0.01% of the fund's average net assets.
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs certain transfer agency, dividend disbursing and shareholder services for each class of each fund. Fidelity Service Company, Inc. (FSC) calculates the NAV and dividends for each class, and maintains the general accounting records and administers the securities lending program for each fund. For the fiscal year ended October 31, 1996, fees paid by Class B of Natural Resources to FIIOC amounted to 0.29% of the class's average net assets. Through December 31, 1996, State Street Bank & Trust Company (State Street) performed certain transfer agency, dividend disbursing and shareholder services for Class T of the funds. During that period, State Street entered into sub-arrangements pursuant to which FIIOC performed certain transfer agency, dividend disbursing and shareholder services for Class T shares. State Street paid FIIOC a portion of its fee for Class T accounts for which FIIOC provided limited services, or its full fee for Class T accounts that FIIOC maintained on its behalf. For the fiscal year
ended    October 31,     1996, fees paid by Class T of Natural Resources to
State Street amounted to 0.24% of Class T's average net assets. Fees paid by Natural Resources to FSC amounted to 0.07% of the fund's average net assets.
Class A shares of each fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the Plans, Class A of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class A shares. Class A of each fund may pay FDC a distribution fee at an annual rate of up to 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time.
Class A of each fund currently pays FDC a monthly distribution fee at an annual rate of 0.25% of its average net assets throughout the month. Class A distribution fee rates may be increased only when the Trustees believe that it is in the best interests of Class A shareholders to do so.
Class T shares of each fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the Plans, Class T of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class T shares. Class T of Natural Resources may pay FDC a distribution fee at an annual rate of up to 0.65% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of Consumer Industries, Cyclical Industries, Financial Services, Health Care, Technology, and Utilities Growth may pay FDC a distribution fee at an annual rate of up to 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time.
Class T of each fund currently pays FDC a monthly distribution fee at an annual rate of 0.50% of its average net assets throughout the month. Class T distribution fee rates may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.
Up to the full amount of the Class A and Class T distribution fees may be reallowed to investment professionals, as compensation for their services in connection with the distribution of Class A and Class T shares and for providing support services to Class A and Class T shareholders, based upon the level of such services provided. These services may include, without limitation, answering investor inquiries regarding the funds; providing assistance to investors in changing dividend options, account designations, and addresses; performing subaccounting and maintaining Class A and Class T shareholder accounts; processing purchase and redemption transactions, including automatic investment and redemption of investor account balances; providing periodic statements showing an investor's account balance and integrating other transactions into such statements; and performing other administrative services in support of the shareholder.
Class B shares of each fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the Plans, Class B of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class B shares. Class B of each fund may pay FDC a distribution fee at an annual rate of up to 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time.
Class B of each fund currently pays FDC a monthly distribution fee at an annual rate of 0.75% of its average net assets throughout the month.
In addition, pursuant to each Class B Plan, investment professionals are compensated at an annual rate of 0.25% of Class B's average net assets throughout the month for providing personal service to and/or maintenance of Class B shareholder accounts.
The Class A, Class T, and Class B Plans specifically recognize that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with the distribution of the applicable class's shares, including payments made to investment professionals that provide shareholder support services or engage in the sale of the applicable class's shares. The Board of Trustees of each fund has authorized such payments.
Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by a fund to reduce that fund's custodian or transfer agent fees.
The annualized portfolio turnover rate for each of Consumer Industries, Cyclical Industries, Financial Services, Health Care, and Utilities Growth is not expected to exceed 200% for its first fiscal period ending July
1997.    The annualized portfolio turnover rate for Technology is not expected to exceed 400% for its first fiscal period ending July 1997.
The portfolio turnover rate for Natural Resources for the fiscal year ended October 31, 1996 was 137%.
Portfolio turnover rates will vary from year to year. High turnover rates increase transaction costs and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.
   YOUR ACCOUNT


TYPES OF ACCOUNTS
When you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are listed in the table at right.
The account guidelines that follow may not apply to certain retirement accounts. If you are investing through a retirement account or if your employer offers a fund through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or your investment professional directly, as appropriate.
If you have selected Fidelity Advisor funds as an investment option through an insurance company group pension program, please contact the provider directly.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES
 Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.
(solid bullet) INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age under 701/2 with earned income to invest up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.
(solid bullet) ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
(solid bullet) 401(K) PLANS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
(solid bullet) MONEY PURCHASE/PROFIT SHARING PLANS (KEOGH PLANS) are tax-deferred pension accounts designated for employees of unincorporated businesses or for persons who are self-employed.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA). Contact your investment professional.
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER
GROUPS
Contact your investment professional.
HOW TO BUY SHARES
Once each business day, two share prices are calculated for Class A and Class T shares of each fund: the offering price and the NAV. If you pay a front-end sales charge or qualify for a reduction, as described on page , your Class A or Class T share price will be the offering price. If you qualify for a front-end sales charge waiver as described on page , your Class T share price will be the NAV. When you buy Class A or Class T shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. Class B's NAV is also calculated every business day. Class B shares of each fund are sold without a front-end sales charge and may be subject to a CDSC upon redemption. For information on how the CDSC is calculated, see "Transaction Details," page .
Shares are purchased at the next offering price or NAV, as applicable, calculated after your order is received and accepted. The offering price and NAV are normally calculated at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.
Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be held liable for resulting fees and/or losses.
Share certificates are not available for Class A, Class T, or Class B shares.
IF YOU ARE NEW TO THE FIDELITY ADVISOR FUNDS, complete and sign an account application and mail it along with your check. If there is no account application accompanying this prospectus, call your investment professional.
If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your investment professional for more information and a retirement account application.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY ADVISOR FUND, you can:
(small solid bullet) Mail an account application with a check,
(small solid bullet) Place an order and wire money into your account, (small solid bullet) Open your account by exchanging from the same class of another Fidelity Advisor fund or from another Fidelity fund, or
(small solid bullet) Contact your investment professional.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $2,500*
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA and Keogh accounts $500 Through regular investment plans** $1,000*
TO ADD TO AN ACCOUNT $250*
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA and Keogh accounts $100 Through regular investment plans $100*
MINIMUM BALANCE $1,000**
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA and Keogh accounts NONE *INVESTMENT MINIMUMS ARE WAIVED FOR PURCHASES INTO CLASS T NON-RETIREMENT ACCOUNTS WITH DISTRIBUTIONS FROM A FIDELITY DEFINED TRUST ACCOUNT. INVESTMENT MINIMUMS AND MINIMUM ACCOUNT BALANCES ARE ALSO WAIVED FOR INVESTMENTS IN CERTAIN RETIREMENT ACCOUNTS FUNDED THROUGH SALARY REDUCTION, OR ACCOUNTS FUNDED WITH THE PROCEEDS OF DISTRIBUTIONS FROM SUCH FIDELITY RETIREMENT ACCOUNTS.
**AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $1,000, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS OPENED. FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE .
PURCHASE AMOUNTS OF MORE THAN $100,000 WILL NOT BE ACCEPTED FOR CLASS B
SHARES.
For further information on opening an account, please consult your investment professional or refer to the account application.
    TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT




PHONE                          (small solid bullet) Contact your investment professional or, if   (small solid bullet) Contact your
                                                                                                  investment professional or, if
YOUR INVESTMENT PROFESSIONAL   you are investing through a broker-dealer or                        you are investing through a
                                                                                                   broker-dealer
                               insurance representative, call                                      or insurance representative, call
                               1-800-522-7297. If you are investing                                1-800-522-7297. If you are
                                                                                                   investing
                               through a bank representative, call                                 through a bank representative,
                                                                                                   call
                               1-800-843-3001.                                                     1-800-843-3001.
                               (small solid bullet) Exchange from the same class of another        (small solid bullet) Exchange
                                                                                                   from the same class of another
                               Fidelity Advisor fund or from another                               Fidelity Advisor fund or from
                                                                                                   another
                               Fidelity fund account with the same                                 Fidelity fund account with the
                                                                                                   same
                               registration, including name, address, and                          registration, including name,
                                                                                                   address, and
                               taxpayer ID number.                                                 taxpayer ID number.





Mail (mail_graphic)   (small solid bullet) Complete and sign the account application.    (small solid bullet) Make your check
                                                                                         payable to the complete
                      Make your check payable to the complete                            name of the fund of your choice and not
                      name of the fund of your choice and note                           the applicable class. Indicate your fund
                      the applicable class. Mail to the address                          account number on your check and mail to
                      indicated on the application.                                      the address printed on your account
                                                                                         statement.
                                                                                         (small solid bullet) Exchange by mail: call
                                                                                         your investment
                                                                                         professional for instructions.





In Person (hand_graphic)   (small solid bullet) Bring your account application and check to    (small solid bullet) Bring your check
                                                                                               to your investment
                           your investment professional.                                       professional.



Wire (wire_graphic)                 (small solid bullet) Not available   (small solid bullet) Wire to:
                                                                           Banker's Trust Co.
                                                                           Routing # 021001033
                                                                           Fidelity DART Depository
                                                                           Account # 00159759
                                                                         FBO: (Account name)
                                                                           (Account number)
                                                                         Specify the complete name of the fund of
                                                                         your choice, note
                                                                         the applicable class, and include your
                                                                         account number and
                                                                         your name.

Automatically (automatic_graphic)   (small solid bullet) Not available   (small solid bullet) Use Fidelity Advisor Systematic
                                                                         Investment Program. Sign up for this
                                                                         service when opening your account,
                                                                         or call your investment professional to
                                                                         begin the program.


HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received and accepted, less any applicable CDSC. NAV is normally calculated at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these pages.
TO SELL SHARES IN A FIDELITY ADVISOR RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to shares of the same class of another Fidelity Advisor fund or shares of other Fidelity funds, which can be requested by phone or in writing.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, please leave at least $1,000 worth of shares in the account to keep it open (account minimum balances do not apply to retirement and Fidelity Defined Trust accounts). TO SELL SHARES BY BANK WIRE, you will need to sign up for this service in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares, (small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner,
(small solid bullet) The redemption proceeds are being transferred to a Fidelity Advisor account with a different registration,
(small solid bullet) You wish to set up the bank wire feature, or
(small solid bullet) You wish to have redemption proceeds wired to a non-predesignated bank account.
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) The applicable class name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed, signed certificates (if previously issued), and
(small solid bullet) Any other applicable requirements listed in the table on page .
Deliver your letter to your investment professional, or mail it to the following address:
Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081
Unless otherwise instructed, Fidelity will send a check to the record address.
      ACCOUNT TYPE   SPECIAL REQUIREMENTS


PHONE                          All account types except retirement   (small solid bullet) Maximum check request: $100,000.
YOUR INVESTMENT PROFESSIONAL






(phone_graphic)                                  All account types                                 (small solid bullet) You may
                                                                                                   exchange to the same class of
                                                                                                   other Fidelity Advisor funds or
                                                                                                   to other
                                                                                                   Fidelity funds if both accounts
                                                                                                   are
                                                                                            registered with the same name(s),
                                                                                                   address, and taxpayer ID number.

Mail or in Person (mail_graphic)(hand_graphic)   Individual, Joint Tenant, Sole Proprietorship,    (small solid bullet) The letter
                                                                                                   of instruction (with signature
                                                 UGMA, UTMA                                        guarantee) must be signed by all
                                                                                                   persons
                                                                                                   required to sign for
                                                                                                   transactions, exactly as
                                                                                                   their names appear on the account
                                                                                                   and
                                                 Retirement account                                sent to your investment
                                                                                                   professional.
                                                                                                   (small solid bullet) The account
                                                                                                   owner should complete a
                                                                                                   retirement distribution form.
                                                                                                   Contact your
                                                                                                   investment professional or, if
                                                                                                   you
                                                                                                   purchased your shares through a
                                                                                                   broker-dealer or insurance
                                                                                                   representative,
                                                                                                   call 1-800-522-7297. If you
                                                                                                   purchased your
                                                                                                   shares through a bank
                                                                                                   representative, call
                                                                                                   1-800-843-3001.

                                                 Trust                                             (small solid bullet) The trustee
                                                                                                   must sign the letter indicating
                                                                                                   capacity as trustee. If the
                                                                                                   trustee's name is
                                                                                                   not in the account registration,
                                                                                                   provide a
                                                                                                   copy of
                                                                                                   the trust document certified
                                                                                                   within the last
                                                                                                   60 days.

                                                 Business or Organization                          (small solid bullet) At least one
                                                                                                   person authorized by
                                                                                                   corporate resolution to act on
                                                                                                   the account
                                                                                                   must sign the letter (with
                                                                                                   signature
                                                                                                   guarantee).

                                                 Executor, Administrator,                          (small solid bullet) For
                                                                                                   instructions, contact your
                                                                                                   investment
                                                 Conservator/Guardian                              professional or, if you purchased
                                                                                                   your
                                                                                                   shares through a broker-dealer or
                                                                                                   insurance representative, call
                                                                                                   1-800-522-7297. If you purchased
                                                                                                   your
                                                                                                   shares through a bank
                                                                                                   representative, call
                                                                                                   1-800-843-3001.

Wire (wire_graphic)                              All account types except retirement               (small solid bullet) You must
                                                                                                   sign up for the wire feature
                                                                                                   before using it. To verify that
                                                                                                   it is in place,
                                                                                                   contact your investment
                                                                                                   professional or, if
                                                                                                   you purchased your shares through
                                                                                                   a
                                                                                                   broker-dealer or insurance
                                                                                                   representative,
                                                                                                   call 1-800-522-7297. If you
                                                                                                   purchased your
                                                                                                   shares through a bank
                                                                                                   representative, call
                                                                                                   1-800-843-3001. Minimum wire:
                                                                                                   $500.
                                                                                                   (small solid bullet) Your wire
                                                                                                   redemption request must be
                                                                                                   received and accepted by the
                                                                                                   transfer
                                                                                                   agent before 4:00 p.m. Eastern
                                                                                                   time for
                                                                                                   money to be wired on the next
                                                                                                   business
                                                                                                   day.


INVESTOR SERVICES
Fidelity Advisor funds provide a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in the fund. Call your investment professional if you need additional copies of financial reports and prospectuses.
TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your Class A or Class T shares and buy the same class of shares of Fidelity Advisor Funds, or Initial Class shares of Daily Money Fund: U.S. Treasury Portfolio, Daily Money Fund: Money Market Portfolio, and Daily Tax-Exempt Money Fund, by telephone or in writing. You may sell your Class B shares and buy Class B shares of other Fidelity Advisor Funds, or Class B shares of Daily Money Fund: U.S. Treasury Portfolio, by telephone or in writing. The shares you exchange will carry credit for any front-end sales charge you previously paid in connection with their purchase.
Note that exchanges out of a fund into another Advisor Focus Fund are unlimited, but that exchanges into other Advisor funds are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see "Exchange Restrictions," page .
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your account. Accounts with a value of $10,000 or more in Class A and Class T shares are eligible for this program. Because of Class A's and Class T's front-end sales charge, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A or Class T shares on a regular basis.
One easy way to pursue your financial goals is to invest money regularly. Fidelity Advisor funds offer convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call your investment professional for more information.
REGULAR INVESTMENT PLANS
FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND

MINIMUM  MINIMUM
INITIAL  ADDITIONAL  FREQUENCY              SETTING UP OR CHANGING
$1,000  $100         Monthly, bimonthly,    (small solid bullet) For a new account, complete the appropriate section on the
                     quarterly,             application.
                     or semi-annually       (small solid bullet) For existing accounts, call your investment professional for an application.
                                            (small solid bullet) To change the amount or frequency of your investment, contact your investment professional directly or, if you purchased your shares through a broker-dealer or insurance representative, call1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001. Call at least 10 business days prior to your next scheduled investment date (20 business days if you purchased your shares through a bank).


TO DIRECT DISTRIBUTIONS FROM A FIDELITY DEFINED TRUST TO CLASS T OF A FIDELITY ADVISOR FUND

MINIMUM  MINIMUM
INITIAL  ADDITIONAL         SETTING UP OR CHANGING
Not  Not                    (small solid bullet) For a new or existing account, ask your investment professional
Applicable  Ap              for the appropriate enrollment form.
plicable                    (small solid bullet) To change the fund to which your distributions are directed, contact your investment professional for instructions.


FIDELITY ADVISOR SYSTEMATIC EXCHANGE PROGRAM
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND OR A FIDELITY ADVISOR FUND TO ANOTHER FIDELITY ADVISOR FUND

MINIMUM   FREQUENCY             SETTING UP OR CHANGING
$100      Monthly, quarterly,   (small solid bullet) To establish, call your investment professional after both accounts
          semi-annually, or     are opened.
          annually              (small solid bullet) To change the amount or frequency of your investment, contact your investment professional directly or, if you purchased your shares through a broker-dealer or insurance representative, call
                                1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.
                                (small solid bullet) The account from which the exchanges are to be processed must have a minimum balance of $10,000. The account into which the exchange is being processed must have a minimum of $1,000.
                                (small solid bullet) Both accounts must have the same registrations and taxpayer ID numbers.
                                (small solid bullet) Call at least 2 business days prior to your next scheduled exchange date.


   SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net income and capital gains to shareholders each year. Normally, dividends and capital gains are distributed in December.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. The funds offer four options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund, but you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
4. DIRECTED DIVIDENDS(registered trademark) PROGRAM. Your dividend distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund. You will be sent a check for your capital gain distributions or your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.
If you select distribution option 2, 3 or 4 and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, those checks will be reinvested in your account at the current NAV and your election may be converted to the Reinvestment Option. To change your distribution option, call your investment professional directly or, if you purchased your shares through a broker-dealer or insurance representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.
For retirement accounts, all distributions are automatically reinvested. When you are over 59 years old, you can receive distributions in cash. Shares purchased through reinvestment of dividend and capital gain distributions are not subject to a sales charge. If you direct Class A or Class T distributions to a fund with a front-end sales charge, you will not pay a sales charge on those purchases.
When a fund deducts a distribution from its NAV, the reinvestment price is the applicable class's NAV at the close of business that day. Distribution checks will be mailed within seven days.
TAXES
As with any investment, you should consider how your investment in a fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
For federal tax purposes, each fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains.
Every January, Fidelity will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.
TAXES ON TRANSACTIONS. Your redemptions - including exchanges - are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price.
You will also receive a consolidated transaction statement at least quarterly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares when a class has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
CURRENCY CONSIDERATIONS. For funds that can invest in foreign securities, if a fund's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, each fund may adjust its dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. The statement you receive in January will specify if any distributions included a return of capital.
Undistributed net gains from currency transactions, if any, will generally by distributed as a separate dividend in December.
EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on each of the funds and its investments and these taxes generally will reduce the fund's distributions. However, an offsetting tax credit or deduction may be available to you. If so, your tax statement will show more taxable income or capital gains than were actually distributed by the funds, but will also show the amount of the available offsetting credit or deduction.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments. TRANSACTION DETAILS
THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange (NYSE) is open. Each class's NAV and offering price are normally calculated as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.
A CLASS'S NAV is the value of a single share. The NAV of each class is computed by adding that class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting that class's pro rata share of the value of the applicable fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.
Each fund's assets are valued primarily on the basis of market quotations. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by a method that the Board of Trustees believes accurately reflects fair value.
THE OFFERING PRICE (price to buy one share) of Class A and Class T of each fund is its NAV divided by the difference between one and the applicable sales charge percentage. Class A has a maximum sales charge of 5.25% of the offering price. Class T has a maximum sales charge of 3.50% of the offering
price. The    OFFERING PRICE     of Class B of each fund is its NAV. A
class's    REDEMPTION PRICE     (price to sell one share) is its NAV minus
the fund's redemption fee, if applicable, and any applicable CDSC.
SALES CHARGES AND INVESTMENT PROFESSIONAL CONCESSIONS
Class A                            Sales
                                   Charge

                       As a % of   As an       Investment
                       Offering    approxim    Profession
                       Price       ate % of    al
                                   Net         Concession
                                   Amount      as % of
                                   Invested    Offering
                                               Price

Up to $49,999           5.25%       5.54%       4.75%

$50,000 to $99,999      4.25%       4.44%       3.75%

$100,000 to $249,999    3.25%       3.36%       2.75%

$250,000 to $499,999    2.50%       2.56%       2.00%

$500,000 to $999,999    2.00%        2.04%      1.75%

$1,000,000 or more      1.00%       1.01%       0.75%

Class T                            Sales
                                   Charge

                       As a % of   As an       Investment
                       Offering    approxim    Profession
                       Price       ate % of    al
                                   Net         Concession
                                   Amount      as % of
                                   Invested    Offering
                                               Price

Up to $49,999           3.50%       3.63%       3.00%

$50,000 to $99,999      3.00%       3.09%       2.50%

$100,000 to $249,999    2.50%       2.56%       2.00%

$250,000 to $499,999    1.50%       1.52%       1.25%

$500,000 to $999,999    1.00%       1.01%       0.75%

$1,000,000 or more     None*       None*       *

* SEE SECTION ENTITLED FINDERS FEE.
FINDERS FEE. On eligible purchases of Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the amount purchased. Finders fees are not paid to trust departments.
Any assets on which a finders fee has been paid will bear a contingent deferred sales charge (Class T CDSC) if they do not remain in Class T shares of the Fidelity Advisor funds, Initial Class shares of Daily Money
Fund: US Treasury Portfolio, Daily Money Fund: Money Market Portfolio, or Daily Tax-Exempt Money Fund, for a period of at least one uninterrupted year. The Class T CDSC will be 0.25% of the lesser of the cost of the shares at the initial date of purchase or the value of the shares at redemption, not including any reinvested dividends or capital gains. Class T CDSC shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by other Class T CDSC shares that have been held for the longest period of time.
Shares held by an insurance company separate account will be aggregated at the client (e.g., the contract holder or plan sponsor) level, not at the separate account level. Upon request, anyone claiming eligibility for the 0.25% fee with respect to shares held by an insurance company separate account must provide FDC access to records detailing purchases at the client level.
With respect to employee benefit plans, the Class T CDSC does not apply to the following types of redemptions; (i) plan loans or distributions or (ii) exchanges to non-Advisor fund investment options. With respect to Individual Retirement Accounts, the Class T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 70. Your investment professional should advise Fidelity at the time your redemption order is placed if you qualify for a waiver of the Class T CDSC.
CONTINGENT DEFERRED SALES CHARGE. Class B shares may, upon redemption, be assessed a CDSC based on the following schedule:


From Date of Purchase   Contingent
                        Deferred
                        Sales Charge

Less than 1 year                   5%

1 year to less than 2 years        4%

2 years to less than 3 years       3%

3 years to less than 4 years       3%

4 years to less than 5 years       2%

5 years to less than 6 years       1%

6 years to less than 7 years[A]    0%

[A] AFTER A MAXIMUM HOLDING PERIOD OF SEVEN YEARS, CLASS B SHARES WILL CONVERT AUTOMATICALLY TO CLASS A SHARES OF THE SAME FIDELITY ADVISOR FUND. SEE "CONVERSION FEATURE" BELOW FOR MORE INFORMATION.
When exchanging Class B shares of one fund for Class B shares of another Fidelity Advisor fund or Class B shares of Daily Money Fund: U.S. Treasury Portfolio, your Class B shares retain the CDSC schedule in effect when they were originally purchased.
Investment professionals with whom FDC has agreements receive as compensation from FDC a concession equal to 4.00% of your purchase of Class B shares.
The CDSC will be calculated based on the lesser of the cost of Class B shares at the initial date of purchase or the value of Class B shares at redemption, not including any reinvested dividends or capital gains. Class B shares acquired through distributions (dividends or capital gains) will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, Class B shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by Class B shares that have been held for the longest period of time.
CONVERSION FEATURE. After a maximum holding period of seven years from the initial date of purchase, Class B shares and any capital appreciation associated with those shares, convert automatically to Class A shares of the same Fidelity Advisor fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class B shares purchased through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.
For more information about the CDSC, including the conversion feature and the permitted circumstances for CDSC waivers, contact your investment professional.
REINSTATEMENT PRIVILEGE. If you have sold all or part of your Class A, Class T, or Class B shares of a fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or any of the other Fidelity Advisor funds, at the NAV next determined after receipt and acceptance of your investment order, provided that such reinvestment is made within 30 days of redemption. Under these circumstances, the dollar amount of the CDSC, if any, you paid on Class T or Class B shares will be reimbursed to you by reinvesting that amount in Class T or Class B shares, as applicable. You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a fund and certain restrictions may apply. For purposes of the CDSC holding period schedule, the holding period of your Class T or Class B shares will continue as if the shares had not been redeemed.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail.
EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV or offering price calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
AUTOMATED PURCHASE ORDERS. Class A, Class T, and Class B shares can be purchased or sold through investment professionals utilizing an automated order placement and settlement system that guarantees payment for orders on a specified date.

CONFIRMED PURCHASES. Certain financial institutions that meet FDC's creditworthiness criteria may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by the next business day, the order will be canceled and the financial institutions will be liable for any losses.
TO AVOID THE COLLECTION PERIOD associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or automatic investment plans.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV, minus any CDSC and redemption fee, if applicable, calculated after your order is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you.
(small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
A REDEMPTION FEE, if applicable, of 1.00% for shares held less than 60 days, will be deducted from the amount of your redemption. This fee is paid to the fund rather than FMR, and it does not apply to shares that were acquired through reinvestment of distributions. If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. Any applicable contingent deferred sales charge is calculated based on your original redemption amount.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500 (including any amount paid as a sales charge), subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and (ii) through NSCC; provided those accounts are registered under the same primary social security number.
IF YOUR NON-RETIREMENT ACCOUNT BALANCE FALLS BELOW $1,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV, minus any applicable CDSC, on the day your account is closed.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC will, at its expense, provide promotional incentives such as sales contests and luxury trips to investment professionals who support the sale of shares of the funds. In some instances, these incentives will be offered only to certain types of investment professionals, such as bank-affiliated or non-bank affiliated broker-dealers, or to investment professionals whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging Class A, Class T, or
Class B shares of a fund for the same class of shares of    another
Fidelity Advisor Focus Fund or     other Fidelity Advisor funds at NAV;
Class A or Class T shares for Initial Class shares of Daily Money Fund:
U.S. Treasury Portfolio, Daily Money Fund: Money Market Portfolio, or Daily Tax-Exempt Money Fund; and Class B shares for Class B shares of Daily Money
Fund: U.S. Treasury Portfolio. If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund. However, you should note the following:
(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund or class, read its prospectus.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Although there is no limit on the exchanges you may make between the Advisor Focus funds, the funds reserve the right to enact limitations in the future. Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a fund into a Fidelity Advisor fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) Each fund reserves the right to reject exchange purchases in excess of 1% of its net assets or $1 million, whichever is less. For purposes of this policy, accounts under common ownership will be aggregated.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market-timing" strategy may be disruptive to a fund.
(small solid bullet) Any exchanges of Class T or Class B shares are not subject to a CDSC.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify these exchange privileges in the future.
SALES CHARGE REDUCTIONS AND WAIVERS
The front-end sales charge will be reduced for purchases of Class A and Class T shares according to the Sales Charge schedule shown on page . Please refer to the funds' SAI for more details about each plan or call your investment professional.
If you purchased your shares through a broker-dealer or insurance representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.
Your purchases and existing balances of Class A, Class T, and Class B shares may be included in the following programs for purposes of qualifying for a Class A or Class T front-end sales charge reduction.
QUANTITY DISCOUNTS apply to purchases of Class A or Class T shares of a single Fidelity Advisor fund or to combined purchases of (i) Class A, Class T, and Class B shares of any Fidelity Advisor fund, (ii) Class B shares of Daily Money Fund: U.S. Treasury Portfolio, and (iii) Initial Class shares of Daily Money Fund: U.S. Treasury Portfolio, Daily Money Fund: Money Market Portfolio, and Daily Tax-Exempt Money Fund acquired by exchange from any Fidelity Advisor fund. The minimum investment eligible for a quantity discount is $50,000.
To qualify for a quantity discount, investing in a fund's Class A, and Class T, and Class B shares for several accounts at the same time will be considered a single transaction (Combined Purchase), as long as shares are purchased through one investment professional and the total is at least $50,000.
RIGHTS OF ACCUMULATION let you determine your front-end sales charge on Class A and Class T shares by adding to your new purchase of Class A and Class T shares the value of all of the Fidelity Advisor fund Class A, Class T, and Class B shares held by you, your spouse, and your children under age
21. You can also add the value of Initial Class and Class B shares of Daily Money Fund: U.S. Treasury Portfolio, and Initial Class shares of Daily Money Fund: Money Market Portfolio, and Daily Tax-Exempt Money Fund acquired by exchange from any Fidelity Advisor fund.
A LETTER OF INTENT (the Letter) lets you receive the same reduced front-end sales charge on purchases of Class A and Class T shares made during a 13-month period as if the total amount invested during the period had been invested in a single lump sum. (see Quantity Discounts above.) You must file your non-binding Letter with Fidelity within 90 days of the start of your purchases. Your initial investment must be at least 5% of the amount you plan to invest. Out of the initial investment, Class A or Class T shares equal to 5% of the dollar amount specified in the Letter will be registered in your name and held in escrow. You will earn income dividends and capital gain distributions on escrowed Class A or Class T shares. Reinvested income and capital gain distributions do not count toward the completion of the Letter. The escrow will be released when your purchase of the total amount has been completed. You are not obligated to complete the Letter, and in such a case, sufficient escrowed Class A or Class T shares will be redeemed to pay any applicable front-end sales charges.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS T SHARES:
1. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;
2. Purchased by a current or former trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (a Fidelity trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;
3. Purchased by a charitable organization (as defined for purposes of
Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;
4. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);
5. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution (i) from an employee benefit plan that qualified for waiver (11) or had a minimum of $3 million in plan assets invested in Fidelity funds; or (ii) from an insurance company separate account qualifying under (6), or used to fund annuity contracts purchased by employee benefit plans having in the aggregate at least $3 million in plan assets invested in Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);
6. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans which, in the aggregate, have more than 200 eligible employees or a minimum of $1 million in plan assets invested in Fidelity Advisor funds;
7. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;
8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;
9. Purchased by a trust institution or bank trust department (excluding assets described in (11) and (12) below) that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing restrictions. Assets managed by third parties do not qualify for this waiver;
10. Purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plans assets do not qualify for this waiver;
11. Purchased as part of an employee benefit plan having more than (i) 200 eligible employees or a minimum of $1 million of plan assets invested in Fidelity Advisor funds; or (ii) 25 eligible employees or $250,000 of plan assets invested in Fidelity Advisor funds that subscribe to the Advisor Retirement Connection or similar FIIS-sponsored program;
12. Purchased as part of an employee benefit plan through an intermediary that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions;
13. Purchased on a discretionary basis by a registered investment advisor which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver; or
14. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts.
Employee benefit plans that purchased Class T shares load waived prior to June 30, 1995 but do not meet the qualifications of waiver (12) will be
permitted to make additional purchases of Class T    shares     on a load
waived basis.
You must notify FDC in advance if you qualify for a front-end sales charge waiver. Employee benefit plan investors must meet additional requirements specified in the funds' SAI.
If you are investing through an account managed by a broker-dealer, if you have authorized an investment adviser to make investment decisions for you, or if you are investing through a trust department, you may qualify to purchase Class T shares without a sales charge (as described in (9), (10) and (13), above) or Institutional Class shares. Because Institutional Class shares have no sales charge, and do not pay a distribution fee or a shareholder service fee, Institutional Class shares are expected to have a higher total return than Class A, Class T or Class B shares. Contact your investment professional to discuss if you qualify.
THE CDSC ON CLASS B SHARES MAY BE WAIVED:
1. In cases of disability or death, provided that Class B shares are redeemed within one year following the death or the initial determination of disability; or
2. In connection with a total or partial redemption related to certain distributions from retirement plans or accounts.
Your investment professional should call Fidelity for more information.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.







FIDELITY ADVISOR FOCUS INSTITUTIONAL CLASS PROSPECTUS

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1             ..............................   Cover Page

2     a       ..............................   Expenses

      b, c    ..............................   Contents; Who May Want to Invest

3     a       ..............................   Financial Highlights

      b       ..............................   *

      c - d   ..............................   Performance

4     a       i.............................   Charter

              ii...........................    Investment Principles and Risks

      b       ..............................   Investment Principles and Risks

      c       ..............................   Who May Want to Invest; Investment Principles
                                               and Risks

5     a       ..............................   Charter

      b       i.............................   Cover Page; Charter

              ii...........................    Charter; Breakdown of Expenses

              iii..........................    Expenses; Breakdown of Expenses

      c       ..............................   FMR and Its Affiliates

      d       ..............................   Charter; Breakdown of Expenses

      e       ..............................   FMR and its Affiliates; Breakdown of Expenses

      f       ..............................   Expenses

      g       i............................    Charter; Expenses; FMR and Its Affiliates

              ii............................   *
              ..

5     A       ..............................   Performance

6     a       i.............................   Charter

              ii...........................    How to Buy Shares; How to Sell Shares;
                                               Transaction Details; Exchange Restrictions

              iii..........................    Charter

      b       .............................    FMR and Its Affiliates

      c       ..............................   Transaction Details; Exchange Restrictions

      d       ..............................   *

      e       ..............................   Cover Page; How to Buy Shares; How to Sell
                                               Shares; Investor Services

      f, g    ..............................   Dividends, Capital Gains, and Taxes

7     a       ..............................   Cover Page; Charter

      b       ..............................   How to Buy Shares; Transaction Details

      c       ..............................   *

      d       ..............................   How to Buy Shares

      e       ..............................   Expenses; Transaction Details; Breakdown of
                                               Expenses

      f       ..............................   Breakdown of Expenses

8             ..............................   How to Sell Shares; Investor Services; Transaction
                                               Details; Exchange Restrictions

9             ..............................   *


*   Not Applicable


Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
FIDELITY ADVISOR
FOCUS FUNDS
INSTITUTIONAL CLASS
To learn more about each fund and its investments, you can obtain a copy of the funds' most recent financial reports and portfolio listing, or a copy
of the Statement of Additional Information (SAI) dated    March 24,
1997    . The SAI has been filed with the Securities and Exchange
Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Distributors Corporation (FDC), 82 Devonshire Street, Boston, MA 02109, or your investment professional.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED
BY THE FDIC, FEDERAL RESERVE BOARD OR ANY
OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT
RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL
AMOUNT INVESTED.

LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED
OR DISAPPROVED BY THE SECURITIES
AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES
COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.
AFOCI-pro-0297-01
Each fund seeks to increase the value of your investment over the long-term by investing mainly in equity securities of companies within a particular market sector.
FIDELITY ADVISOR CONSUMER INDUSTRIES FUND
FIDELITY ADVISOR CYCLICAL INDUSTRIES FUND
FIDELITY ADVISOR FINANCIAL SERVICES FUND
FIDELITY ADVISOR HEALTH CARE FUND
FIDELITY ADVISOR NATURAL RESOURCES FUND
FIDELITY ADVISOR TECHNOLOGY FUND
FIDELITY ADVISOR UTILITIES GROWTH FUND
PROSPECTUS
   MARCH 24, 1997    (FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON,
MA 02109
CONTENTS



KEY FACTS                                WHO MAY WANT TO INVEST

                                         EXPENSES Institutional Class's yearly operating
                                         expenses.

                                         FINANCIAL HIGHLIGHTS A summary of each fund's financial
                                         data.

                                         PERFORMANCE How Natural Resources has done over
                                         time.

THE FUNDS IN DETAIL                      CHARTER How each fund is organized.

                                         INVESTMENT PRINCIPLES AND RISKS Each fund's overall
                                         approach to investing.

                                         BREAKDOWN OF EXPENSES How operating costs are
                                         calculated and what they include.

YOUR ACCOUNT                             TYPES OF ACCOUNTS Different ways to set up your
                                         account, including tax-sheltered retirement plans.

                                         HOW TO BUY SHARES Opening an account and making
                                         additional investments.

                                         HOW TO SELL SHARES Taking money out and closing your
                                         account.

                                         INVESTOR SERVICES Services to help you manage your
                                         account.

SHAREHOLDER AND ACCOUNT POLICIES         DIVIDENDS, CAPITAL GAINS, AND TAXES

                                         TRANSACTION DETAILS Share price calculations and the
                                         timing of purchases and redemptions.

                                         EXCHANGE RESTRICTIONS


   KEY FACTS


WHO MAY WANT TO INVEST
Institutional Class shares are offered to accounts managed (i) by a bank trust department and other trust institutions, (ii) by a broker-dealer, and
(iii) by a registered investment advisor (RIA) on a discretionary basis (collectively, eligible intermediaries).
Institutional Class shares are available through eligible intermediaries that have signed a participation agreement with FDC. The participation agreement specifies certain aggregate asset minimums and asset qualifications, trading guidelines, marketing restrictions and program requirements. In addition, Institutional Class shares are available through certain intermediaries that meet qualifications established by FDC but have not signed a participation agreement.
Investors (including employee benefit plans) and intermediaries (other than eligible intermediaries) that established Institutional Class accounts prior to June 30, 1995, may continue to purchase Institutional Class shares.
The funds may be appropriate for investors who want to pursue growth aggressively by concentrating their investment on domestic and foreign securities within a market sector. The funds are designed for those who are interested in actively monitoring the progress of, and can accept the risks of, industry-focused investing. Because the funds are narrowly focused, changes in a particular industry, regulatory changes, or legislation can have a substantial impact on a fund's share price.
Consumer Industries, Cyclical Industries, Health Care, Technology, and Utilities Growth are non-diversified funds and may invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.
The value of each fund's investments varies from day to day, generally reflecting changes in market conditions and other company, political, and economic news. In the short-term, stock prices can fluctuate dramatically in response to these factors. The securities of small, less well-known companies may be more volatile than those of larger companies. Over time, however, stocks have shown greater growth potential than other types of securities. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
Each fund is not in itself a balanced investment plan. You should consider your investment objective and tolerance for risk when making an investment decision. When you sell your fund shares, they may be worth more or less than what you paid for them.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a distribution fee. Class T shares may be subject to a contingent deferred sales charge (CDSC). Class B shares do not have a front-end sales charge, but do have a CDSC, and pay a distribution fee and a shareholder service fee. Because Institutional Class shares have no sales charge, and do not pay a distribution fee or a shareholder service fee, Institutional Class shares are expected to have a higher total return than Class A, Class T, or Class B shares. You may obtain more information about Class A, Class T, and Class B shares, which are not offered through this prospectus, by calling 1-800-843-3001 or from your investment professional.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell Institutional Class shares of a fund. In addition, you may be charged an annual account maintenance fee if your account balance falls below $2,500. See "Transaction Details," page , for an explanation of how and when these charges apply.
Maximum sales charge on purchases and                        Non
reinvested distributions                                     e

Maximum deferred sales charge                                Non
                                                             e

Redemption fee on shares held less than 60 days              1.00
(as a % of amount redeemed)                                  %

Exchange fee                                                 Non
                                                             e

Annual account maintenance fee (for accounts under $2,500)   $12.
                                                             00

ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company (FMR). Each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.
Institutional Class's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The following figures are based on estimated or historical expenses of the
Institutional Class of each fund   ,     adjusted to reflect current fees
for Natural Resources   ,     and are calculated as a percentage of average
net assets of the Institutional Class of each fund. A portion of the
brokerage commissions that    a     funds pay   s     is used to reduce
   that fund's     expenses. In addition,    each     fund    has
entered into arrangements with    its     custodian and transfer agent
whereby interest earned on uninvested cash balances is used to reduce custodian and transfer agent expenses. Including these reductions, total operating expenses for the Institutional Class of Natural Resources presented in the table would be 1.27%.
EXPENSE TABLE EXAMPLE: You would pay the following expenses on a $1,000 investment in Institutional Class shares, assuming a 5% annual return and full redemption at the end of each time period:
      Operating Expenses         Examples


CONSUMER INDUSTRIES   Management fee                          0.61%[A   After 1     $ 15
                                                              ]         year

                      12b-1 fee                               None      After 3     $ 47
                                                                        years

                      Other expenses  (after reimbursement)   0.89%[A
                                                              ]

                      Total operating expenses                1.50%

CYCLICAL INDUSTRIES   Management fee                          0.61%[A   After 1     $ 15
                                                              ]         year

                      12b-1 fee                               None      After 3     $ 47
                                                                        years

                      Other expenses (after reimbursement)    0.89%[A
                                                              ]

                      Total operating expenses                1.50%

FINANCIAL SERVICES    Management fee                          0.61%[A   After 1     $ 15
                                                              ]         year

                      12b-1 fee                               None      After 3     $ 47
                                                                        years

                      Other expenses (after reimbursement)    0.89%[A
                                                              ]

                      Total operating expenses                1.50%

HEALTH CARE           Management fee                          0.61%[A   After 1     $ 15
                                                              ]         year

                      12b-1 fee                               None      After 3     $ 47
                                                                        years

                      Other expenses (after reimbursement)    0.89%[A
                                                              ]

                      Total operating expenses                1.50%

NATURAL RESOURCES     Management fee                          0.60%[B   After 1     $ 13
                                                              ]         year

                      12b-1 fee                               None      After 3     $ 42
                                                                        years

                      Other expenses                          0.72%     After 5     $ 72
                                                                        years

                      Total operating expenses                1.32%     After 10    $ 15
                                                                        years       9

TECHNOLOGY            Management fee                          0.61%[A   After 1     $ 15
                                                              ]         year

                      12b-1 fee                               None      After 3     $ 47
                                                                        years

                      Other expenses (after reimbursement)    0.89%[A
                                                              ]

                      Total operating expenses                1.50%

UTILITIES GROWTH      Management fee                          0.61%[A   After 1     $ 15
                                                              ]         year

                      12b-1 fee                               None      After 3     $ 47
                                                                        years

                      Other expenses (after reimbursement)    0.89%[A
                                                              ]

                      Total operating expenses                1.50%


[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
[B] EFFECTIVE SEPTEMBER 1, 1996, FMR VOLUNTARILY AGREED TO IMPLEMENT A MANAGEMENT FEE REDUCTION. THE INDIVIDUAL FUND FEE RATE WAS REDUCED FROM 0.45% TO 0.30%. IF THIS AGREEMENT WAS NOT IN EFFECT, THE MANAGEMENT FEE WOULD HAVE BEEN 0.72%.
THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED COSTS OR RETURNS, ALL OF WHICH MAY VARY.
FMR has voluntarily agreed to reimburse the Institutional Class of each fund to the extent that total operating expenses as a percentage of its average net assets exceed the following rates:
            Effectiv
            e
            Date

Consumer Industries    1.50   9/1/96
                      %

Cyclical Industries    1.50   9/1/96
                      %

Financial Services     1.50   9/1/96
                      %

Health Care            1.50   9/1/96
                      %

Natural Resources      1.50   8/30/96
                      %

Technology             1.50   9/1/96
                      %

Utilities Growth       1.50   9/1/96
                      %

If these agreements were not in effect, other expenses and total operating expenses of the Institutional Class of each fund, as a percentage of average net assets, would have been the following amounts:
      Other   Total
      Expen   Expens
      ses     es

Consumer Industries[A]    2.   08           2.69
                                %              %

Cyclical Industries[A]      **             **

Financial Services[A]     1.7   9        2.   40
                                %              %

Health Care[A]            1.   53           2.14
                                %              %

Natural Resources        *              *

Technology[A]             1.   32        1.   93
                                %              %

Utilities Growth[A]       1.   58        2.   19
                                %              %

*TOTAL OPERATING EXPENSES WERE LESS THAN THE VOLUNTARY EXPENSE CAP IN EFFECT DURING THE FISCAL YEAR ENDED 1996.
   **TOTAL OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED THE VOLUNTARY EXPENSE CAP IN EFFECT DURING THE FISCAL YEAR ENDED 1997.
[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, and extraordinary expenses.
FINANCIAL HIGHLIGHTS
The financial highlights table that follows for Natural Resources is included in the fund's Annual Report and has been audited by Coopers & Lybrand L.L.P., independent accountants. Their report on the financial statements and financial highlights is included in the fund's Annual
Report.    The financial highlights tables that follow for Consumer
Industries, Cyclical Industries, Financial Services, Health Care, Technology, and Utilities Growth are included in each fund's Semiannual
Report.     The financial statements, the financial highlights and   , for
Natural Resources,     the report of the auditor are incorporated by
reference into    (are legally a part of)     the funds   '     SAI.
Contact FDC or your investment professional for a free copy of the
   Semiannual Report, or for Natural Resources the     Annual
Report   ,     or the SAI.
   CONSUMER INDUSTRIES

   1.Selected Per-Share Data and RatiosE

   2.Period ended January 31 (Unaudited)                             1997D

   3.Net asset value, beginning of period                            $ 10.00

   4.Income from Investment Operations

   5. Net investment income                                           .01

   6. Net realized and unrealized gain (loss)                         1.37

   7. Total from investment operations                                1.38

   8.Less Distributions

   9. From net investment income                                      (.01)

   10. From net realized gain                                         (.06)

   11. Total distributions                                            (.07)

   12.Redemption fees added to paid in capital                        --

   13.Net asset value, end of period                                 $ 11.31

   14.Total returnB,C                                                 13.84%

   15.Net assets, end of period (000 omitted)                        $ 1,298

   16.Ratio of expenses to average net assets                         1.50%A,
                                                                     F

   17.Ratio of net investment income to average net assets            .32%A

   18.Portfolio turnover                                              72%A

   19.Average commission rate G                                      $ .0282


   A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JANUARY 31, 1997.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
CYCLICAL INDUSTRIES

   20.Selected Per-Share Data and RatiosE

   21.Period ended January 31 (Unaudited)                                        1997D

   22.Net asset value, beginning of period                                       $ 10.00

   23.Income from Investment Operations

   24. Net investment income                                                      .01

   25. Net realized and unrealized gain (loss)                                    1.55

   26. Total from investment operations                                           1.56

   27.Less Distributions

   28. From net investment income                                                 (.01)

   29. In excess of net investment income                                         (.01)

   30. From net realized gain                                                     (.08)

   31. Total distributions                                                        (.10)

   32.Redemption fees added to paid in capital                                    --

   33.Net asset value, end of period                                             $ 11.46

   34.Total returnB,C                                                               15.63%

   35.Net assets, end of period (000 omitted)                                    $ 6,060

   36.Ratio of expenses to average net assets                                     1.50%A,
                                                                                 F

   37.Ratio of expenses to average net assets after expense reductions            1.46%A,
                                                                                 G

   38.Ratio of net investment income to average net assets                        .28%A

   39.Portfolio turnover                                                          43%A

   40.Average commission rate H                                                   $ .0210


   A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JANUARY 31, 1997.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL SERVICES

   41.Selected Per-Share Data and RatiosE

   42.Period ended January 31 (Unaudited)                                        1997D

   43.Net asset value, beginning of period                                       $ 10.00

   44.Income from Investment Operations

   45. Net investment income                                                      .04

   46. Net realized and unrealized gain (loss)                                    2.31

   47. Total from investment operations                                           2.35

   48.Less Distributions

   49. From net investment income                                                 (.02)

   50. From net realized gain                                                     (.01)

   51. Total distributions                                                        (.03)

   52.Redemption fees added to paid in capital                                    --

   53.Net asset value, end of period                                             $ 12.32

   54.Total returnB,C                                                               23.51%

   55.Net assets, end of period (000 omitted)                                    $ 1,094

   56.Ratio of expenses to average net assets                                     1.50%A,
                                                                                 F

   57.Ratio of expenses to average net assets after expense reductions            1.49%A,
                                                                                 G

   58.Ratio of net investment income to average net assets                        .83%A

   59.Portfolio turnover                                                          123%A

   60.Average commission rateH                                                    $ .0333


   A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JANUARY 31, 1997.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
HEALTH CARE

   61.Selected Per-Share Data and RatiosE

   62.Period ended January 31 (Unaudited)                                        1997D

   63.Net asset value, beginning of period                                       $ 10.00

   64.Income from Investment Operations

   65. Net investment income (loss)                                               (.01)

   66. Net realized and unrealized gain (loss)                                    1.72

   67. Total from investment operations                                           1.71

   68.Redemption fees added to paid in capital                                    -

   69.Net asset value, end of period                                             $ 11.71

   70.Total returnB,C                                                               17.10%

   71.Net assets, end of period (000 omitted)                                    $ 1,075

   72.Ratio of expenses to average net assets                                     1.50%A,
                                                                                 F

   73.Ratio of expenses to average net assets after expense reductions            1.49%A,
                                                                                 G

   74.Ratio of net investment income (loss) to average net assets                 (.25)%A

   75.Portfolio turnover                                                          52%A

   76.Average commission rateH                                                    $ .0333


   A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JANUARY 31, 1997.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NATURAL RESOURCES

77.Selected Per-Share Data and RatiosD

78.Years ended October 31                                              1996      1995E

79.Net asset value, beginning of period                                $ 19.27   $ 18.87

80.Income from Investment Operations

81. Net investment income (loss)                                        .04       (.01)

82. Net realized and unrealized gain (loss)                             6.55      .41

83. Total from investment operations                                    6.59      .40

84.Less Distributions

85. From net realized gain                                              (.69)     --

86.Net asset value, end of period                                      $ 25.17   $ 19.27

87.Total returnB,C                                                        35.13%    2.12%

88.Net assets, end of period (000 omitted)                             $ 9,860   $ 718

89.Ratio of expenses to average net assets                              1.44%     1.68%
                                                                                 A,F

90.Ratio of expenses to average net assets after expense reductions     1.39%     1.66%
                                                                                 A,G

91.Ratio of net investment income (loss) to average net assets          .17%      (.13)%A


92.Portfolio turnover                                                   137%      161%

93.Average commission rateH                                             $ .0337


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
   TECHNOLOGY

   94.Selected Per-Share Data and RatiosE

   95.Period ended January 31 (Unaudited)                                         1997D

   96.Net asset value, beginning of period                                        $ 10.00

   97.Income from Investment Operations

   98. Net investment income (loss)                                                (.05)

   99. Net realized and unrealized gain (loss)                                     3.93

   100. Total from investment operations                                           3.88

   101.Less Distributions

   102. From net realized gain                                                     (.09)

   103.Redemption fees added to paid in capital                                    -

   104.Net asset value, end of period                                             $ 13.79

   105.Total returnB,C                                                               38.89%

   106.Net assets, end of period (000 omitted)                                    $ 1,404

   107.Ratio of expenses to average net assets                                     1.50%A,
                                                                                  F

   108.Ratio of expenses to average net assets after expense reductions            1.44%A,
                                                                                  G

   109.Ratio of net investment income (loss) to average net assets                 (.91)%
                                                                                  A

   110.Portfolio turnover                                                          417%A

   111.Average commission rateH                                                    $ .0403


   A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JANUARY 31, 1997.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
UTILITIES GROWTH

   112.Selected Per-Share Data and RatiosE

   113.Period ended January 31 (Unaudited)                            1997D

   114.Net asset value, beginning of period                           $ 10.00

   115.Income from Investment Operations

   116. Net investment income                                          .06

   117. Net realized and unrealized gain (loss)                        1.78

   118. Total from investment operations                               1.84

   119.Less Distributions

   120. From net investment income                                     (.04)

   121. From net realized gain                                         (.11)

   122. Total distributions                                            (.15)

   123.Redemption fees added to paid in capital                        -

   124.Net asset value, end of period                                 $ 11.69

   125.Total returnB,C                                                   18.49%

   126.Net assets, end of period (000 omitted)                        $ 1,888

   127.Ratio of expenses to average net assets                         1.50%A,F


   128.Ratio of net investment income to average net assets            1.36%A

   129.Portfolio turnover                                              22%A

   130.Average commission rateG                                        $ .0183


   A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JANUARY 31, 1997.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
PERFORMANCE
Mutual fund performance is commonly measured as TOTAL RETURN. The total returns that follow for the Institutional Class of Natural Resources are based on historical fund results and do not reflect the effect of taxes. For Natural Resources, the fiscal year runs from November 1 to October 31. The table below shows the performance of the Institutional Class of Natural Resources over past fiscal years. The chart below presents calendar year performance for the Institutional Class of Natural Resources.
Performance history will be available for Consumer Industries, Cyclical Industries, Financial Services, Health Care, Technology, and Utilities Growth after the funds have been in operation for six months.
NATURAL RESOURCES - INSTITUTIONAL CLASS






                    Average Annual Total Return*        Cumulative Total Return*

                    Past 1    Past 5    Life of fund+   Past 1    Past 5     Life of fund+
                    year      years                     year      years

NATURAL RESOURCES    35.13%    18.55%    17.24%          35.13%    134.17%    308.45%


YEAR-BY-YEAR TOTAL RETURNS






Calendar years*                         1988    1989    1990    1991    1992    1993    1994    1995    1996

NATURAL RESOURCES                       16.10   33.14   -5.28   14.47   13.33   37.94   -2.28   28.86   30.72
                                        %       %       %       %       %       %       %       %       %

S&P 500                                 16.61   31.69   -3.10   30.47    7.62   10.08   1.32%   37.58   22.96
                                        %       %       %       %       %       %               %       %

Lipper Natural Resources Funds          8.83%   32.32   -8.59   2.92%   1.47%   22.94   -4.09   18.80   32.74
Average                                         %       %                       %       %       %       %

Consumer Price Index                    4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 16.1
Row: 3, Col: 1, Value: 33.14
Row: 4, Col: 1, Value: -5.28
Row: 5, Col: 1, Value: 14.47
Row: 6, Col: 1, Value: 13.33
Row: 7, Col: 1, Value: 37.94
Row: 8, Col: 1, Value: -2.28
Row: 9, Col: 1, Value: 28.86
Row: 10, Col: 1, Value: 30.72
(LARGE SOLID BOX) NATURAL RESOURCES -
INSTITUTIONAL CLASS
+ LIFE OF FUND FIGURES ARE FROM COMMENCEMENT OF OPERATIONS (DECEMBER 29,
1987) THROUGH THE PERIOD ENDED OCTOBER 31, 1996.
* INITIAL OFFERING OF INSTITUTIONAL CLASS SHARES TOOK PLACE ON JULY 3, 1995, AND DO NOT BEAR A SALES LOAD OR 12B-1 FEE. RETURNS PRIOR TO JULY 3, 1995, ARE THOSE OF CLASS T SHARES, THE ORIGINAL CLASS OF THESE FUNDS AND INCLUDE CLASS T'S 12B-1 FEE (AT A THEN APPLICABLE RATE OF 0.65%).
If FMR had not reimbursed certain class expenses of Natural Resources during these periods, total returns would have been lower.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.
THE COMPETITIVE FUNDS AVERAGE is the Lipper Natural Resources Funds Average, which currently reflects the performance of 39 mutual funds with similar objectives. This average, published by Lipper Analytical Services, Inc., excludes the effect of sales charges.
STANDARD & POOR'S 500 INDEX (S&P 500   (registered trademark))     is a
widely recognized, unmanaged index of common stocks.
Unlike each class's returns, the total returns of each comparative index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.
The Institutional Class of each fund may quote its adjusted net asset value including all distributions paid. This value may be averaged over specified periods and may be used to calculate a class's moving average.
The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report for Natural Resources, please contact your investment professional.
TOTAL RETURNS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
   THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Consumer Industries, Cyclical Industries, Health Care, Technology, and Utilities Growth are non-diversified funds and Financial Services is a diversified fund of Fidelity Advisor Series VII, a Massachusetts business trust organized on March 21, 1980. Natural Resources is a diversified fund of Advisor Series V, a Massachusetts business trust organized on April 23, 1986. Each trust is an open-end management company. There is a remote possibility that one fund might become liable for a misstatement in the prospectus about another fund.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Fidelity will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. For shareholders of Consumer Industries, Cyclical Industries, Financial Services, Health Care, Technology, and Utilities Growth, you are entitled to one vote for each share you own. For shareholders of Natural Resources, the number of votes you are entitled to is based upon the dollar value of your investment. Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which chooses each fund's investments and handles its business affairs. FMR chooses investments with the assistance of foreign affiliates for each fund.
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for Consumer Industries, Cyclical Industries, Financial Services, Health Care, Natural Resources, Technology, and Utilities Growth.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far
East), in Tokyo, Japan, serves as a sub-adviser for Consumer Industries, Cyclical Industries, Financial Services, Health Care, Natural Resources, Technology, and Utilities Growth.
As of    January     31, 1996, FMR advised funds having approximately 29
    million shareholder accounts with a total value of more than
$43   5     billion.
Paul Antico is manager of Advisor Consumer Industries which he has managed since January 1997. He also manages other Fidelity funds. Since joining Fidelity in 1991, Mr. Antico has worked as an analyst and manager.
Albert Ruback is manager of Advisor Cyclical Industries, which he has managed since September 1996. Previously, he managed other Fidelity funds. Mr. Ruback joined Fidelity as an analyst in 1991, after receiving an MBA from Harvard Business School.
Louis Salemy is manager of Advisor Financial Services, which he has managed since September 1996. He also manages other Fidelity funds. Since joining Fidelity in 1992, Mr. Salemy has worked as an analyst and manager. Previously, he was a security analyst for Loomis, Sayles and Company from 1989 to 1992.
Karen Firestone is manager of Advisor Heath Care, which she has managed since September 1996. She also manages several other Fidelity Funds. Since joining Fidelity in 1983, Ms. Firestone has worked as an analyst and manager.
Lawrence Rakers is manager of Advisor Natural Resources, which he has managed since January 1997. He also manages other Fidelity funds. Mr. Rakers joined Fidelity as an analyst in 1993. Previously, he was a project engineer for Loral Corporation from 1986 to 1993.
Adam Hetnarski is manager of Advisor Technology, which he has managed since September 1996. He also manages another Fidelity fund. Since joining Fidelity in 1991, Mr. Hetnarski has worked as an analyst and manager.
John Muresianu is manager of Advisor Utilities Growth, which he has managed since September 1996. He also manages other Fidelity funds. Since joining Fidelity in 1986, Mr. Muresianu has worked as an analyst and manager. Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
FDC distributes and markets Fidelity's funds and services. Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for the Institutional Class of each fund.
FMR Corp. is the ultimate parent company of FMR, FMR U.K., and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
   As of February 28, 1997, approximately 65.00% of Cyclical Industries' total outstanding shares were held by Meridian Asset Management.
A broker-dealer may use a portion of the commissions paid by a fund to reduce custodian or transfer agent fees for that fund. FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers. INVESTMENT PRINCIPLES AND RISKS
Each fund concentrates its investments in the securities of companies in a particular market sector. Under normal conditions, each fund will invest at least 80% of its assets in securities of companies principally engaged in the business activities of its named market sector. The funds will invest primarily in equity securities, although they may invest in other types of instruments as well.
The funds may involve significantly greater risks and therefore may experience greater volatility than a mutual fund that does not concentrate its investments. Because of the funds' narrow focus, each fund's performance is closely tied to and affected by industries within its market sector. Companies in an industry are often faced with the same obstacles, issues, or regulatory burdens, and their securities may react similarly and move in unison with these or other market conditions. Also, because the funds (except Financial Services and Natural Resources) are non-diversified, they are further exposed to increased volatility. Non-diversified funds may have greater investments in a single issuer than diversified funds, so the performance of a single issuer can have a substantial impact on a fund's share price. Finally, the funds' strategies in seeking to achieve their investment objectives may lead to investments in smaller companies. Securities of smaller companies, especially those whose business involves emerging products or concepts, may be more volatile due to their limited product lines, markets, or financial resources, or their susceptibility to major setbacks or downturns.
The value of each fund's domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
FMR may use various investment techniques to hedge a portion of the funds' risks, but there is no guarantee that these strategies will work as FMR intends. When you sell your shares, they may be worth more or less than what you paid for them.
FMR normally invests each fund's assets according to its investment strategy. Each fund also reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.
CONSUMER INDUSTRIES FUND seeks capital appreciation.
The fund invests primarily in companies engaged in the manufacture and distribution of goods to consumers both domestically and internationally. The fund normally invests at least 80% of its assets in securities of these companies. These may include, for example, companies that manufacture or sell durable goods such as homes, cars, boats, major appliances, and personal computers. They may also include companies that manufacture or sell non-durable goods such as food or entertainment products, and companies that provide services such as lodging or childcare.
The success of consumer product manufacturers and retailers is closely tied to the performance of the overall economy, interest rates, competition, and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.
CYCLICAL INDUSTRIES FUND seeks capital appreciation.
The fund invests primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products or services related to cyclical industries. The fund normally invests at least 80% of its assets in securities of these companies. These may include companies in the automotive, chemical, construction and housing, defense and aerospace, environmental services, industrial equipment and materials, paper and forest products, and transportation industries.
Many companies in these industries are significantly affected by general economic trends including employment, economic growth, and interest rates. Other factors that may affect these industries are changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. At times, worldwide production of these materials used in cyclical industries has exceeded demand as a result of, for example, over-building or economic downturns. During these times, commodity price declines and unit volume reductions resulted in poor investment returns and losses. Furthermore, a company in the cyclical industries may be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
FINANCIAL SERVICES FUND seeks capital appreciation.
The fund invests primarily in companies that provide financial services to consumers and industry. The fund normally invests at least 80% of its assets in securities of these companies. These may include commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate and leasing companies, and companies that span across these segments. Under SEC regulations, the fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.
Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the industry. Insurance companies may be subject to severe price competition. Legislation is currently being considered which would reduce the separation between commercial and investment banking businesses. If enacted, it could significantly impact the industry and the fund.
HEALTH CARE FUND seeks capital appreciation.
The fund invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. The fund normally invests at least 80% of its assets in securities of these companies. These may include, for example, pharmaceutical companies, companies involved in research and development, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of related products or services.
Many of these companies are subject to government regulation and approval of their products and services, which could have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete.
NATURAL RESOURCES FUND seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in securities of foreign and domestic companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities.
The fund normally invests at least 80% of its assets in securities of foreign and domestic companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities. These may include companies involved either directly or through subsidiaries in exploring, mining, refining, processing, transporting, fabricating, dealing in, or owning natural resources. Natural resources include precious metals (e.g., gold, platinum and silver), ferrous and nonferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil and natural gases), chemicals, forest products, real estate, food products and other basic commodities. FMR will seek securities whose prices directly reflect positive changes in the value of an underlying natural resource or whose issuers will benefit from particular phases in the overall economic cycle. Accordingly, the fund may shift its emphasis from one natural resource industry to another depending upon prevailing trends or developments. The fund may also invest in securities of companies in other industries, and in corporate and governmental debt securities of all types.
Although the fund is authorized to invest up to 50% of its assets in physical commodities, it currently intends to invest no more than 25% of its total assets in them, and intends to limit its physical commodity investments to readily marketable precious metals. Precious metals, at times, have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries.
TECHNOLOGY FUND seeks capital appreciation.
The fund invests primarily in companies which have or will develop, products, processes, or services that will provide or will benefit significantly from technological advances and improvements. The fund normally invests at least 80% of its assets in securities of these companies. These may include, for example, companies that develop, produce or distribute products or services in the computer, semi-conductor, communications, health care, and biotechnology sectors.
Competitive pressures may have a significant effect on the financial condition of companies in the technology industry. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.
UTILITIES GROWTH FUND seeks capital appreciation.
The fund invests primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations. The fund normally invests at least 80% of its assets in securities of these companies. These may include, for example, companies that manufacture, produce, sell, or transmit gas or electric energy, and those involved in telephone, satellite, and other communication fields. Public utility stocks have traditionally produced above-average dividend income, but the fund's investments are based on growth potential. The gas and electric public utilities industries may be subject to broad risks resulting from governmental regulation, financing difficulties, supply and demand of services or fuel, and special risks associated with energy and atmosphere conservation. The fund may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings and recent investment strategies are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call your investment professional.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS: With respect to 75% of its total assets, Financial Services and Natural Resources may not purchase more than 10% of the outstanding voting securities of a single issuer. Except Natural Resources, this
limitation does not apply to securities    of other investment
companies    .
Utilities Growth may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935. Financial Services may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities, loans, and other direct debt have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.
Investment-grade debt securities are medium- and high-quality securities. Some, however, may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial condition of issuers. Lower-quality debt securities are sometimes called "junk bonds."
RESTRICTIONS: Purchase of a debt security is consistent with a fund's debt quality policy if it is rated at or above the stated level by Moody's Investor Service (Moody's) or rated in the equivalent categories by Standard & Poor's (S&P), or is unrated but judged to be of equivalent quality by FMR.
Each fund currently intends to limit its investments in lower than Baa-quality debt securities to 5% of its assets.
OTHER INSTRUMENTS may include securities of closed-end investment companies and real estate-related investments.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due, and may require that the conditions for payment be renegotiated. All of these factors can make foreign investments, especially those in developing countries, more volatile than U.S. investments.
AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS (ADRS AND
EDRS) are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, and purchasing indexed securities.
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: Each fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
RESTRICTIONS: Each fund (except Financial Services and Natural Resources) is considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, each fund (except Financial Services and Natural Resources) does not invest more than 25% of its total assets in any one issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in any one issuer. With respect to 75% of its total assets, each of Financial Services and Natural Resources may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. These limitations do not apply to U.S.
Government securities or, except Natural Resource   s, securities of other
investment companies    .
Each fund normally invests at least 80% of its assets, but always invests at least 25% of its total assets, in securities of companies principally engaged in the business activities of the industries in the market sector identified for the fund. Natural Resources may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.
BORROWING. Each fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets. LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
CONSUMER INDUSTRIES FUND invests primarily in companies engaged in the manufacture and distribution of goods to consumers both domestically and internationally.
CYCLICAL INDUSTRIES FUND invests primarily in companies engaged in the research, development, manufacture, distribution, supply or sale of materials, equipment, products or services related to cyclical industries. FINANCIAL SERVICES FUND invests primarily in companies providing financial services to consumers and industry.
HEALTH CARE FUND invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.
NATURAL RESOURCES FUND seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in securities of foreign and domestic companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities.
TECHNOLOGY FUND invests primarily in companies which have or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements.
UTILITIES GROWTH FUND invests primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations.
EACH FUND (except Natural Resources) seeks capital appreciation.
Each fund (except Natural Resources) invests at least 25% of its total assets in securities of companies principally engaged in the business activities of the industries in the market sector identified for the fund. Natural Resources may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities. With respect to 75% of its total assets, Financial Services and Natural Resources may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or, except Natural
Resources,    securities of other investment companies.
Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 33 1/3% of each fund's total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services. Each fund also pays OTHER EXPENSES, which are explained on page .
FMR may, from time to time, agree to reimburse a fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by the fund's average net assets.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.
The individual fund fee rate for each fund is 0.30%. The following table states the estimated management fees for each fund (except Natural Resources) and, for Natural Resources, the management fee for its most recent fiscal year end.
                       Group     Individual   Total
                      Fee Rate    Fund Fee    Management
                                  Rate        Fee

Consumer Industries   0.31%[     0.30%        0.61%[A]
                      A]

Cyclical Industries   0.31%[     0.30%        0.61%[A]
                      A]

Financial Services    0.31%[     0.30%        0.61%[A]
                      A]

Health Care           0.31%[     0.30%        0.61%[A]
                      A]

Natural Resources     0.30%      0.42%[B      0.72%[B]
                                 ]

Technology            0.31%[     0.30%        0.61%[A]
                      A]

Utilities Growth      0.31%[     0.30%        0.61%[A]
                      A]

[A] ESTIMATED
[B] EFFECTIVE SEPTEMBER 1, 1996, FMR VOLUNTARILY REDUCED NATURAL RESOURCES' INDIVIDUAL FUND FEE RATE FROM 0.45% TO 0.30%.
FMR HAS SUB-ADVISORY AGREEMENTS with FMR U.K. and FMR Far East. These sub-advisers provide FMR with investment research and advice on issuers based outside the United States. Under the sub-advisory agreements, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services.
The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its management fee rate with respect to a fund's investments that the sub-adviser manages on a discretionary basis.
For the fiscal year ended October 31, 1996, FMR, on behalf of Natural Resources, paid FMR U.K and FMR Far East fees equal to less than 0.01% of the fund's average net assets.
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for the Institutional Class of each fund. Fidelity Service Company, Inc. (FSC) calculates the NAV and dividends for the Institutional Class of each fund, and maintains the general accounting records and administers the securities lending program for each fund. For
the fiscal year ended    October 31,     1996, fees paid by Institutional
Class of Natural Resources to FIIOC amounted to 0.17% of the Institutional Class's average net assets; and fees paid by Natural Resources to FSC amounted to 0.07% of the fund's average net assets.
The Institutional Class of each fund has adopted a DISTRIBUTION AND SERVICE PLAN. Each plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of Institutional Class shares. FMR directly, or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, Institutional Class shares. The Board of Trustees of each fund has authorized such payments.
Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by a fund to reduce that fund's custodian or transfer agent fees.
The annualized portfolio turnover rate for each of Consumer Industries, Cyclical Industries, Financial Services, Health Care, and Utilities Growth is not expected to exceed 200% for its first fiscal period ended July 1997.
   The annualized portfolio turnover rate for Technology is not expected to exceed 400% for its first fiscal period ending July 1997.
The portfolio turnover rate for Natural Resources for the fiscal year ended October 31, 1996 was 137%.
Portfolio turnover rates will vary from year to year. High turnover rates increase transaction costs and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.
   YOUR ACCOUNT


TYPES OF ACCOUNTS
When you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are listed at right.
The account guidelines that follow may not apply to certain retirement accounts. If you are investing through a retirement account or if your employer offers a fund through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or your investment professional directly, as appropriate.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES
 Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.
(solid bullet) INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age under 701/2 with earned income to invest up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.
(solid bullet) ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
(solid bullet) 401(K) PLANS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
(solid bullet) MONEY PURCHASE/PROFIT SHARING PLANS (KEOGH PLANS) are tax-deferred pension accounts designated for employees of unincorporated businesses or for persons who are self-employed.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA). Contact your investment professional.
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER
GROUPS
Contact your investment professional.
HOW TO BUY SHARES
INSTITUTIONAL CLASS'S SHARE PRICE, called NAV, is calculated every business day. Institutional Class shares are sold without a sales charge.
Shares are purchased at the next NAV calculated after your order is received and accepted. NAV is normally calculated at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.
Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be held liable for resulting fees and/or losses.
Share certificates are not available for Institutional Class shares.
IF YOU ARE NEW TO THE FIDELITY ADVISOR FUNDS, complete and sign an account application and mail it along with your check. You may also open your account by wire as described on page . If there is no account application accompanying this prospectus, call your investment professional or 1-800-843-3001.
If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your investment professional for more information and a retirement account application.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY ADVISOR FUND, you can:
(small solid bullet) Mail an account application with a check, (small solid bullet) Place an order and wire money into your account, (small solid bullet) Open your account by exchanging from the same class of another Fidelity Advisor fund or from another Fidelity fund, or (small solid bullet) Contact your investment professional.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $2,500*
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA and Keogh accounts $500 Through regular investment plans** $1,000*
TO ADD TO AN ACCOUNT $250*
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA and Keogh accounts $100 Through regular investment plans $100*
MINIMUM BALANCE $1,000**
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA and Keogh accounts NONE
* INVESTMENT MINIMUMS AND MINIMUM ACCOUNT BALANCES ARE ALSO WAIVED FOR INVESTMENTS IN CERTAIN RETIREMENT ACCOUNTS FUNDED THROUGH SALARY REDUCTION, OR ACCOUNTS FUNDED WITH THE PROCEEDS OF DISTRIBUTIONS FROM SUCH FIDELITY RETIREMENT ACCOUNTS.
** AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $1,000, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS OPENED. FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE .
For further information on opening an account, please consult your investment professional or refer to the account application.



                                    TO OPEN AN ACCOUNT

PHONE                               (small solid bullet) Exchange from the same class of another     (small solid bullet)
                                                                                                     Exchange from the same class of
                                                                                                     another
1-800-843-3001 OR YOUR              Fidelity Advisor fund or from another                            Fidelity Advisor fund or from
                                                                                                     another
INVESTMENT PROFESSIONAL             Fidelity fund account with the same                              Fidelity fund account with the
                                                                                                     same
                                    registration, including name, address, and                       registration, including name,
                                                                                                     address, and
                                    taxpayer ID number.                                              taxpayer ID number.

Mail (mail_graphic)                 (small solid bullet) Complete and sign the account application.  (small solid bullet) Make your check payable to the complete
                                    Make your check payable to the complete                          name of the fund of your choice
                                                                                                     and note
                                    name of the fund of your choice and note                         the applicable class. Indicate
                                                                                                     your fund
                                    the applicable class. Mail to the address                        account number on your check
                                                                                                     and mail to
                                    indicated on the application.                                    the address printed on your
                                                                                                     account
                                                                                                     statement.
                                                                                                     (small solid bullet) Exchange
                                                                                                     by mail: call 1-800-843-3001 or
                                                                                                     your investment professional
                                                                                                     for instructions.

In Person (hand_graphic)            (small solid bullet) Bring your account application and check to (small solid bullet) Bring your check to your investment
                                    your investment professional.                                    professional.

Wire (wire_graphic)                 (small solid bullet) Call 1-800-843-3001 to set up your account  (small solid bullet) Not available for retirement
                                                                                                     accounts.
                                    and to arrange a wire transaction. Not                           (small solid bullet) Wire to:
                                    available for retirement accounts.                               Banker's Trust Co.
                                    (small solid bullet) Wire to:                                    Routing #021001033
                                     Banker's Trust Co.                                              Fidelity DART Depository
                                     Routing # 021001033                                             Account #00159759
                                     Fidelity DART Depository                                        FBO: (account name)
                                     Account #00159759                                               (account number)
                                     FBO: (account name)
                                     (account number)                                                Specify the complete name of
                                                                                                     the fund of
                                                                                                     your choice, note the
                                                                                                     applicable class and
                                    Specify the complete name of the fund of                         include your account number and
                                                                                                     your
                                    your choice, note the applicable class and                       name.
                                    include your new account number and your
                                    name.

Automatically (automatic_graphic)   (small solid bullet) Not available                               (small solid bullet) Use
                                                                                                     Fidelity Advisor Systematic
                                                                                                     Investment Program. Sign up for
                                                                                                     this
                                                                                                     service when opening your
                                                                                                     account, or
                                                                                                     call your investment
                                                                                                     professional to begin
                                                                                                     the program.


HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received and accepted. NAV is normally calculated at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these two pages.
TO SELL SHARES IN A FIDELITY ADVISOR RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to shares of the same class of another Fidelity Advisor fund or shares of other Fidelity funds, which can be requested by phone or in writing.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, please leave at least $1,000 worth of shares in the account to keep it open (Account minimum balances do not apply to retirement accounts).
TO SELL SHARES BY BANK WIRE, you will need to sign up for this service in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares, (small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner,
(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration,
(small solid bullet) You wish to set up the bank wire feature, or
(small solid bullet) You wish to have redemption proceeds wired to a non-predesignated bank account.
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) The applicable class name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed,
and
(small solid bullet) Any other applicable requirements listed in the table on page .
Deliver your letter to your investment professional, or mail it to the following address:
Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081
Unless otherwise instructed, Fidelity will send a check to the record address.
      ACCOUNT TYPE   SPECIAL REQUIREMENTS




PHONE         All account types except retirement               (small solid bullet) Maximum check request: $100,000.
1-800-843-
3001 OR YOUR
INVESTMENT
PROFESSIONAL

(phone_
graphic)      All account types                                 (small solid bullet) You may exchange to the same class of other Fidelity Advisor funds or to other
                                                                Fidelity funds if both accounts are
                                                                registered with the same name(s),
                                                                address, and taxpayer ID number.

Mail or in
Person (mail_
graphic)(hand_
graphic)      Individual, Joint Tenant, Sole Proprietorship,    (small solid bullet) The letter of instruction (with signature
              UGMA, UTMA                                        guarantee) must be signed by all persons
                                                                required to sign for transactions, exactly as
              Retirement account                                their names appear on the account.
                                                                (small solid bullet) The account owner should complete a
                                                                retirement distribution form. Call
                                                                1-800-843-3001 or your investment
                                                                professional to request one.

              Trust                                             (small solid bullet) The trustee must sign the letter indicating capacity as trustee. If the trustee's name is
                                                                not in the account registration, provide a
                                                                copy of the trust document certified within
                                                                the last 60 days.

              Business or Organization                          (small solid bullet) At least one person authorized by
                                                                corporate resolution to act on the account
                                                                must sign the letter (with signature
                                                                guarantee).

             Executor, Administrator,                          (small solid bullet) Call 1-800-843-3001 or your investment
             Conservator/Guardian                              professional for instructions.

Wire (wire_
graphic)     All account types except retirement               (small solid bullet) You must sign up for the wire feature before using it. To verify that it is in place,
                                                                call 1-800-843-3001. Minimum wire:
                                                                $1,000
                                                                (small solid bullet) Your wire redemption request must be
                                                                received and accepted by the transfer
                                                                agent before 4:00 p.m. Eastern time for
                                                                money to be wired on the next business
                                                                day.


INVESTOR SERVICES
Fidelity Advisor funds provide a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call your investment professional if you need additional copies of financial reports and prospectuses.
TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your Institutional Class shares and buy Institutional Class shares of other Fidelity Advisor Funds or shares of other Fidelity funds, by telephone or in writing.
Note that exchanges out of the funds into another Advisor Focus Fund are unlimited, but that exchanges into other Advisor funds are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see "Exchange Restrictions," page .
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your account. Accounts with a value of $10,000 or more in Institutional Class shares are eligible for this program.
One easy way to pursue your financial goals is to invest money regularly. Fidelity Advisor funds offer convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call your investment professional for more information.
REGULAR INVESTMENT PLANS
FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND

MINIMUM  MINIMUM
INITIAL  ADDITIONAL  FREQUENCY              SETTING UP OR CHANGING
$1,000  $100         Monthly, bimonthly,    (small solid bullet) For a new account, complete the appropriate section on the
                     quarterly,             application.
                     or semi-annually       (small solid bullet) For existing accounts, call your investment professional for an application.
                                            (small solid bullet) To change the amount or frequency of your investment, contact your investment professional directly, or call 1-800-843-3001. Call at least 10 business days prior to your next scheduled investment date.


   SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net income and capital gains to shareholders each year. Normally, dividends and capital gains are distributed December.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. The funds offer four options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund, but you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
4. DIRECTED DIVIDENDS(registered trademark) PROGRAM. Your dividend distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund. You will be sent a check for your capital gain distributions or your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.
If you select distribution option 2, 3 or 4 and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, those checks will be reinvested in your account at the then current NAV and your election may be converted to the Reinvestment Option. To change your distribution option, call your investment professional directly or call 1-800-843-3001.
For retirement accounts, all distributions are automatically reinvested. When you are over 59 years old, you can receive distributions in cash.
When a fund deducts a distribution from its NAV, the reinvestment price is the applicable class's NAV at the close of business that day. Distribution checks will be mailed within seven days.
TAXES
As with any investment, you should consider how your investment in a fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
For federal tax purposes, each fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains.
Every January, Fidelity will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.
TAXES ON TRANSACTIONS. Your redemptions - including exchanges - are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price.
You will also receive a consolidated transaction statement at least quarterly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares when a class has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
CURRENCY CONSIDERATIONS. For funds that can invest in foreign securities, if a fund's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, each fund may adjust its dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. The statement you receive in January will specify if any distributions included a return of capital.
Undistributed net gains from currency transactions, if any, will generally be distributed as a separate dividend in December.
EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on each of the funds and its investments and these taxes generally will reduce the fund's distributions. However, an offsetting tax credit or deduction may be available to you. If so, your tax statement will show more taxable income or capital gains than were actually distributed by the funds, but will also show the amount of the available offsetting credit or deduction.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments. TRANSACTION DETAILS
THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange (NYSE) is open. Each class's NAV is normally calculated as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.
A CLASS'S NAV is the value of a single share. The NAV of each class is computed by adding that class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting that class's pro rata share of the value of the applicable fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.
Each fund's assets are valued primarily on the basis of market quotations. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by a method that the Board of Trustees believes accurately reflects fair value.
THE OFFERING PRICE (price to buy one share) of Institutional Class
   shares     is its NAV. The REDEMPTION PRICE (price to sell one share) of
Institutional Class shares is its NAV minus the fund's redemption fee, if applicable.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail.
EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
AUTOMATED PURCHASE ORDERS. Institutional Class shares can be purchased or sold through investment professionals utilizing an automated order placement and settlement system that guarantees payment for orders on a specified date.
CONFIRMED PURCHASES. Certain financial institutions that meet FDC's creditworthiness criteria may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by the next business day, the order will be canceled and the financial institutions will be liable for any losses.
TO AVOID THE COLLECTION PERIOD associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or automatic investment plans.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV, minus any applicable redemption fee, calculated after your order is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you.
(small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
A REDEMPTION FEE, if applicable, of 1.00% for shares held less than 60 days will be deducted from the amount of your redemption. This fee is paid to the fund rather than FMR, and it does not apply to shares that were acquired through reinvestment of distributions. If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. Any applicable contingent deferred sales charge is calculated based on your original redemption amount.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE, of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and (ii) through NSCC; provided those accounts are registered under the same primary social security number.
IF YOUR NON-RETIREMENT ACCOUNT BALANCE FALLS BELOW $1,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV, on the day your account is closed.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC will, at its expense, provide promotional incentives such as sales contests and luxury trips to investment professionals who support the sale of shares of the funds. In some instances, these incentives will be offered only to certain types of investment professionals, such as bank-affiliated or non-bank affiliated broker-dealers, or to investment professionals whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging your Institutional
Class shares for Institutional Class shares of    another Fidelity Advisor
Focus Fund or     other Fidelity Advisor funds, or for shares of other
Fidelity funds. However, you should note the following:
(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund or class, read its prospectus.
(small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage point difference between that fund's sales charge and any sales charge you may have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Although there is no limit on the exchanges you may make between the Advisor Focus funds, the funds reserve the right to enact limitations in the future. Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a fund into a Fidelity Advisor fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) Each fund reserves the right to reject exchange purchases in excess of 1% of its net assets or $1 million, whichever is less. For purposes of this policy, accounts under common ownership will be aggregated.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify these exchange privileges in the future.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.





FIDELITY ADVISOR FOCUS FUNDS: CLASS A, CLASS T, CLASS B &
INSTITUTIONAL CLASS
STATEMENT OF ADDITIONAL INFORMATION
CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   STATEMENT OF ADDITIONAL INFORMATION SECTION


10             ............................   Cover Page

11             ............................   Table of Contents

12             ............................   Description of the Trusts

13    a - c    ............................   Investment Policies and Limitations

      d        ............................   Portfolio Transactions

14    a - c    ............................   Trustees and Officers

15    a - c    ............................   Trustees and Officers

16    a (i)    ............................   FMR; Portfolio Transactions

        (ii)   ............................   Trustees and Officers

       (iii)   ............................   Management Contracts

      b        ............................   Management Contracts

      c - d    ............................   Contracts with FMR Affiliates

      e        ............................   *

      f        ............................   Distribution and Service Plans

      g        ............................   *

      h        ............................   Description of the Trusts

      i        ............................   Contracts with FMR Affiliates

17    a-d      ............................   Portfolio Transactions

      e        ............................   *

18    a        ............................   Description of the Trusts

      b        ............................   *

19    a        ............................   Additional Purchase, Exchange and Redemption
                                              Information

      b        ............................   Additional Purchase, Exchange and Redemption
                                              Information; Valuation

      c        ............................   *

20             ............................   Distributions and Taxes

21    a, b     ............................   Contracts with FMR Affiliates

      c        ............................   *

22    a        ............................   *

      b        ............................   Performance

23             ............................   Financial Statements


* Not Applicable


FIDELITY ADVISOR FOCUS FUNDS
FIDELITY ADVISOR CONSUMER INDUSTRIES FUND
FIDELITY ADVISOR CYCLICAL INDUSTRIES FUND
FIDELITY ADVISOR FINANCIAL SERVICES FUND
FIDELITY ADVISOR HEALTH CARE FUND
FIDELITY ADVISOR NATURAL RESOURCES FUND
FIDELITY ADVISOR TECHNOLOGY FUND
FIDELITY ADVISOR UTILITIES GROWTH FUND
CLASS A, CLASS T, CLASS B, AND INSTITUTIONAL CLASS
STATEMENT OF ADDITIONAL INFORMATION
   MARCH 24    , 1997
This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with the funds' current Prospectuses (dated
   March 24    , 1997) for Class A, Class T, Class B, and Institutional
Class shares. Please retain this document for future reference. Natural
Resources'    fund's Annual Report is a separate document supplied with
this SAI    . To obtain a    free     additional copy of this Prospectus,
or Natural Resources' Annual Report, please call Fidelity Distributors
Corporation    (FDC) at 1-800-544-8888, or your investment
professional    .
TABLE OF CONTENTS                                           PAGE

Investment Policies and Limitations

Portfolio Transactions

Valuation

Performance

Additional Purchase, Exchange, and Redemption Information

Distributions and Taxes

FMR

Trustees and Officers

Management Contracts

Contracts with FMR Affiliates

Distribution and Service Plans

Description of the Trusts

Financial Statements

INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc. (FMR U.K.)
Fidelity Management & Research (Far East) Inc. (FMR Far East)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT
Fidelity Investments Institutional Operations Company, Inc. (FIIOC)
AFOC/AFOCI-ptb-0   2    97   -01
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with a fund's investment policies and limitations.
A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.
THE FOLLOWING ARE THE FUNDAMENTAL INVESTMENT LIMITATIONS FOR CONSUMER INDUSTRIES FUND SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that each fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the consumer industries sector;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
THE FOLLOWING INVESTMENT LIMITATIONS FOR CONSUMER INDUSTRIES FUND ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v   i    i) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity normally based on standard industry classifications published by the U.S. Government. However, FMR may consider an issuer to be principally engaged in a business activity if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity.
For the fund's limitations on futures and options transactions, see the
section entitled "   Limitations on     Futures and Options
Transactions    " on page        .
For the fund's policies on foreign investments, see the section entitled "Exposure to Foreign Markets" on page .
THE FOLLOWING ARE THE FUNDAMENTAL INVESTMENT LIMITATIONS FOR CYCLICAL INDUSTRIES FUND SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that each fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the cyclical industries sector;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
THE FOLLOWING INVESTMENT LIMITATIONS FOR CYCLICAL INDUSTRIES FUND ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity normally based on standard industry classifications published by the U.S. Government. However, FMR may consider an issuer to be principally engaged in a business activity if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity.
For the fund's limitations on futures and options transactions, see the
section entitled "   Limitations on     Futures and Options
Transactions    " on page        .
For the fund's policies on foreign investments, see the section entitled "Exposure to Foreign Markets" on page .
THE FOLLOWING ARE THE FUNDAMENTAL INVESTMENT LIMITATIONS FOR HEALTH CARE FUND SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that each fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the health care sector;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
THE FOLLOWING INVESTMENT LIMITATIONS FOR HEALTH CARE FUND ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity normally based on standard industry classifications published by the U.S. Government. However, FMR may consider an issuer to be principally engaged in a business activity if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity.
For the fund's limitations on futures and options transactions, see the
section entitled "   Limitations on     Futures and Options
Transactions    " on page        .
For the fund's policies on foreign investments, see the section entitled "Exposure to Foreign Markets" on page .
THE FOLLOWING ARE THE FUNDAMENTAL INVESTMENT LIMITATIONS FOR TECHNOLOGY FUND SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that each fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the technology sector;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
THE FOLLOWING INVESTMENT LIMITATIONS FOR TECHNOLOGY FUND ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity normally based on standard industry classifications published by the U.S. Government. However, FMR may consider an issuer to be principally engaged in a business activity if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity.
For the fund's limitations on futures and options transactions, see the
section entitled "   Limitations on     Futures and Options
Transactions    " on page        .
For the fund's policies on foreign investments, see the section entitled "Exposure to Foreign Markets" on page .
THE FOLLOWING ARE THE FUNDAMENTAL INVESTMENT LIMITATIONS FOR UTILITIES GROWTH FUND SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that each fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the utilities sector;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
THE FOLLOWING INVESTMENT LIMITATIONS FOR UTILITIES GROWTH FUND ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity normally based on standard industry classifications published by the U.S. Government. However, FMR may consider an issuer to be principally engaged in a business activity if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity.
For the fund's limitations on futures and options transactions, see the
section entitled "   Limitations on     Futures and Options
Transactions    " on page        .
For the fund's policies on foreign investments, see the section entitled "Exposure to Foreign Markets" on page .
THE FOLLOWING ARE THE FINANCIAL SERVICES FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the financial services sector;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
THE FOLLOWING INVESTMENT LIMITATIONS FOR FINANCIAL SERVICES FUND ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
For purposes of limitation (5), FMR considers an issuer to be principally engaged in a business activity normally based on standard industry classifications published by the U.S. Government. However, FMR may consider an issuer to be principally engaged in a business activity if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity.
For the fund's limitations on futures and options transactions, see the
section entitled "   Limitations on     Futures and Options    Transactions
    " on page        .
For the fund's policies on foreign investments, see the section entitled "Exposure to Foreign Markets" on page .
THE FOLLOWING ARE THE FUNDAMENTAL INVESTMENT LIMITATIONS FOR NATURAL RESOURCES FUND SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING LIMITATIONS FOR NATURAL RESOURCES FUND ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to invest in physical commodities other than precious metals (i.e., gold, palladium, platinum and silver) and it intends to limit such investments to not more than 25% of the fund's total assets. The fund may receive no more than 10% of its yearly income from gains resulting from selling metals or any other physical commodity.
(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(   vii    i) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (5), FMR considers an issuer to be principally engaged in a business activity normally based on standard industry classifications published by the U.S. Government. However, FMR may consider an issuer to be principally engaged in a business activity if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity.
For the fund's limitations on futures contracts and options, see the
section entitled "   Limitations on     Futures and Options
Transactions    " on page        .
For the fund's policies on foreign investments, see the section entitled "Exposure to Foreign Markets" on page .
FINANCIAL SERVICES FUND Rule 12d3-1 under the 1940 Act, allows investment portfolios such as this fund to invest in companies engaged in securities-related activities subject to certain conditions. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (i.e., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the funds may purchase. The fund may purchase securities of an issuer that derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:
a. the purchase cannot cause more than 5% of the fund's total assets to be invested in securities of that issuer;
b. for an equity security, the purchase cannot result in the fund owning more than 5% of the issuer's outstanding securities in that class;
c. for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer's debt securities.
In applying the gross revenue test, an issuer's own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer's gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The fund will not be required to divest its holdings of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The fund is not permitted to acquire any security issued by FMR, FDC, or any affiliated company of these companies that is a securities-related business. The purchase of a general partnership interest in a securities-related business is prohibited.
FUND DESCRIPTIONS
THE FUNDS INVEST PRIMARILY WITHIN THE INVESTMENT AREAS DESCRIBED BELOW. CONSUMER INDUSTRIES FUND: COMPANIES ENGAGED IN THE MANUFACTURE AND DISTRIBUTION OF GOODS TO CONSUMERS BOTH DOMESTICALLY AND INTERNATIONALLY. The fund may invest in companies that manufacture or sell durable products such as homes, cars, boats, furniture, major appliances, and personal computers.
The fund will also invest in companies that manufacture, wholesale, or retail non-durable goods such as food, beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (books, magazines, TV, cable, movies, music). Consumer products and services such as lodging, child care, convenience stores, and car rentals may also be represented in the fund.
The success of durable goods manufacturers and retailers is closely tied to the performance of the overall economy, interest rates, and consumer confidence. These segments are very competitive; success depends heavily on household disposable income and consumer spending. Consumer products and retailing concepts tend to rise and fall with changes in demographics and consumer tastes.
CYCLICAL INDUSTRIES FUND: COMPANIES ENGAGED IN THE RESEARCH, DEVELOPMENT, MANUFACTURE, DISTRIBUTION, SUPPLY, OR SALE OF MATERIALS, EQUIPMENT, PRODUCTS, OR SERVICES RELATED TO CYCLICAL INDUSTRIES. These may include the automotive, chemical, construction and housing, defense and aerospace, environmental services, industrial equipment and materials, paper and forest products, and transportation industries.
Many companies in these industries are significantly affected by general economic trends including employment, economic growth, and interest rates. Other factors that may affect these industries are changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. At times, worldwide production of these materials used in cyclical industries has exceeded demand as a result of, for example, over-building or economic downturns. During these times, commodity price declines and unit volume reductions resulted in poor investment returns and losses. Furthermore, a company in the cyclical industries may be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
FINANCIAL SERVICES FUND: COMPANIES PROVIDING FINANCIAL SERVICES TO CONSUMERS AND INDUSTRY. Companies in the financial services sector include: commercial banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, real estate-related companies, leasing companies, and a variety of firms in all segments of the insurance field such as multi-line, property and casualty, and life insurance.
The financial services area is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance fields. Moreover, the federal laws generally separating commercial and investment banking are currently being studied by Congress.
Banks, savings and loan associations, and finance companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge. The profitability of these groups is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. In addition, general economic conditions are important to the operations of these concerns, with exposure to credit losses resulting from possible financial difficulties of borrowers potentially having an adverse effect. Insurance companies are likewise subject to substantial governmental regulation, predominantly at the state level, and may be subject to severe price competition.
Securities and Exchange Commission regulations provide that the fund may not invest more than 5% of its assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.
NATURAL RESOURCES FUND: cOMPANIES THAT OWN OR DEVELOP NATURAL RESOURCES, OR SUPPLY GOODS AND SERVICES TO SUCH COMPANIES, OR IN PHYSICAL COMMODITIES. Natural resources include precious metals (e.g., gold, platinum and silver), ferrous and nonferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil and natural gases), chemicals, forest products, real estate, food products and other basic commodities. Exploring, mining, refining, processing, transporting, and fabricating are examples of activities of companies in the natural resources sector.
Precious metals, at times, have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries.
As a practical matter, investments in physical commodities can present concerns such as delivery, storage and maintenance, possible illiquidity and the unavailability of accurate market valuations. FMR, in addressing these concerns, currently intends to purchase only readily marketable precious metals and to deliver and store them with a qualified U.S. bank. Investments in bullion earn no investment income and may involve higher custody and transaction costs than investments in securities. In order to qualify as a regulated investment company, gains from selling precious metals or any other physical commodity may not exceed 10% of the fund's annual gross income. This tax treatment could cause the fund to hold or sell bullion or securities when it would not otherwise do so.
HEALTH CARE FUND: COMPANIES ENGAGED IN THE DESIGN, MANUFACTURE, OR SALE OF PRODUCTS OR SERVICES USED FOR OR IN CONNECTION WITH HEALTH CARE OR MEDICINE. Companies in the health care sector include pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development, as well as companies involved in the operation of health care facilities. Many of these companies are subject to government regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, the types of products or services produced or provided by these companies may become obsolete quickly.
TECHNOLOGY FUND: COMPANIES WHICH HAVE OR WILL DEVELOP, PRODUCTS, PROCESSES OR SERVICES THAT WILL PROVIDE OR WILL BENEFIT SIGNIFICANTLY FROM TECHNOLOGICAL ADVANCES AND IMPROVEMENTS. The technology sector may include such products or services as computers, semi-conductors, communications, communications equipment, software, health care, biotechnology, consulting, or the distribution of technology products and such companies.
The prime emphasis of the fund will be to identify those companies positioned to benefit from technological advances in areas such as semiconductors, minicomputers and peripheral equipment, scientific instruments, computer software, communications, and future automation trends in both office and factory settings.
Competitive pressures may have a significant effect on the financial condition of companies in the technology sector. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continue to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing. UTILITIES GROWTH FUND: COMPANIES IN THE PUBLIC UTILITIES INDUSTRY AND COMPANIES DERIVING A MAJORITY OF THEIR REVENUES FROM THEIR PUBLIC UTILITY OPERATIONS. Public utility investments will include companies engaged in the manufacture, production, generation, transmission and sale of gas and electric energy, and companies engaged in the communications field, including telephone, telegraph, satellite, microwave and the provision of other communication facilities for the public benefit (not including companies involved in public broadcasting). Public utility stocks have traditionally produced above-average dividend income, but the fund's investments are made based on capital appreciation potential. The fund may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935. This policy is non-fundamental and may be changed by the Board of Trustees.
THE FOLLOWING PAGES CONTAIN MORE DETAILED INFORMATION ABOUT TYPES OF INSTRUMENTS IN WHICH A FUND MAY INVEST, STRATEGIES FMR MAY EMPLOY IN PURSUIT OF A FUND'S INVESTMENT OBJECTIVE, AND A SUMMARY OF RELATED RISKS. FMR MAY NOT BUY ALL OF THESE INSTRUMENTS OR USE ALL OF THESE TECHNIQUES UNLESS IT BELIEVES THAT DOING SO WILL HELP THE FUND ACHIEVE ITS GOAL. AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission
(SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
CLOSED-END INVESTMENT COMPANIES. Each fund may purchase the shares of closed-end investment companies to facilitate investment in certain countries. Shares of closed-end investment companies may trade at a premium or a discount to their net asset value.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in foreign currencies, and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.
Foreign investments involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. These risks are magnified for investments in developing countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.
Economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign markets may offer less protection to investors than U.S. markets. It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading practices, including those involving securities settlement where fund assets may be released prior to receipt of payment, may result in increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer, and may involve substantial delays. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investors. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. It may also be difficult to enforce legal rights in foreign countries. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers.
Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. American Depositary Receipts (ADRs), as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.
FOREIGN CURRENCY TRANSACTIONS. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. A fund may use currency forward contracts for any purpose consistent with its investment objective.
The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.
A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.
A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.
A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.
Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, a fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.
Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.
FUNDS' RIGHTS AS SHAREHOLDERS. Each fund does not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities that each fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third-party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred.
FUTURES AND OPTIONS. The following paragraphs pertain to futures and options; Asset Coverage for Futures and Options Positions, Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.
ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The funds will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.
COMBINED POSITIONS. A fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of a fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. FUTURES CONTRACTS. When a fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Index (S&P 500(registered trademark)). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
       LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. Each fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission
(CFTC) and the National Futures Association, which regulate trading in the futures markets before engaging in any purchases or sales of futures contracts or options on futures contracts. Each fund intends to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the fund can commit assets to initial margin deposits and option premiums. In addition, each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.
The above limitations on each fund's investments in futures contracts and options, and each fund's policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.
LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the funds' access to other assets held to cover its options or futures positions could also be impaired.
OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.
The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. A fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (OTC) (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the funds greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. A fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. A fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
WRITING PUT AND CALL OPTIONS. When a fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts. A fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option a fund has written, however, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. Writing a call option obligates a fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
Investments currently considered by the funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government-stripped fixed-rate mortgage-backed securities. Also, FMR may determine some restricted securities, government-stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options a fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the fund may have to close out the option before expiration.
In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other circumstances, a fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.
INDEXED SECURITIES. Each fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies. Indexed securities may be more volatile than the underlying instruments.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, each fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its affiliates. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements, and will borrow through the program only when the costs are equal to or lower than the cost of bank loans. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS are interests in amounts owed by a corporate, governmental, or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other
receivables), or    to     other parties. Direct debt instruments involve a
risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments may also include standby financing commitments that obligate
   a     fund to supply additional cash to the borrower on demand.
LOWER-QUALITY DEBT SECURITIES. Each fund may purchase lower-quality debt securities that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.
While the market for high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield bond market, especially during periods of economic recession. The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt securities and a fund's ability to dispose of these securities.
Since the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type held by a fund. In considering investments for a fund, FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.
   A     fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this
to be in the best interest of    the     fund's shareholders.
REAL ESTATE-RELATED INSTRUMENTS include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect the fund from the risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is each fund's current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of a fund's assets and may be viewed as a form of leverage.
SECURITIES LENDING. A fund may lend securities to parties such as broker-dealers or institutional investors, including Fidelity Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange
(NYSE) and a subsidiary of FMR Corp.
Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by FMR to be of good standing. Furthermore, they will only be made if, in FMR's judgment, the consideration to be earned from such loans would justify the risk.
FMR understands that it is the current view of the SEC Staff that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.
Cash received through loan transactions may be invested in any security in which a fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).
SHORT SALES "AGAINST THE BOX." A fund may sell securities short when it owns or has the right to obtain securities equivalent in kind or amount to the securities sold short. Short sales could be used to protect the net asset value per share of the fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund may incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.
When a fund enters into a short sale, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales.
SWAP AGREEMENTS. Swap agreements can be individually negotiated and structured to include exposure to a variety of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. A fund is not limited to any particular form of swap agreement if FMR determines it is consistent with a fund's investment objective and policies.
In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the rights to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.
Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if a fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price.
The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. Each fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.
Each fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the fund's accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement. If a fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the fund's accrued obligations under the agreement.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. If FMR grants investment management authority to the sub-advisers (see the section entitled "Management Contracts"), the sub-advisers are authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions; and arrangements for payment of fund expenses. Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.
The funds may execute portfolio transactions with broker-dealers who provide research and execution services to the funds or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by FMR's investment staff based upon the quality of research and execution services provided.
The receipt of research from broker-dealers that execute transactions on behalf of the funds may be useful to FMR in rendering investment management services to the funds or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the funds. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause each fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the funds and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the funds or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Brokerage Services (FBS), subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. From September 1992 through December 1994, FBS operated under the name Fidelity Brokerage Services Limited, (FBSL). As of January 1995, FBSL was converted to an unlimited liability company and assumed the name FBS.
FMR may allocate brokerage transactions to broker-dealers who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by a fund toward payment of that fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized FBSI to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules. Each fund's Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the funds and review the commissions paid by each fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
For the fiscal periods ended October 31, 1996, and 1995, the portfolio turnover rates were 137% and 161%, respectively for Natural Resources.
   The annualized turnover rate for each fund (other than Natural Resources and Technology) for its first fiscal period is not expected to exceed 200%. The annualized turnover rate for Technology for its first fiscal period is
not expected to exceed 400%.     Because a high turnover rate increases
transaction costs and may increase taxable gains, FMR carefully weighs the anticipated benefits of short-term investing against these consequences. An increased turnover rate is due to a greater volume of shareholder purchase orders, short-term interest rate volatility and other special market conditions.
For fiscal 1996, 1995, and 1994, Natural Resources paid brokerage commissions of $1,485,040, $947,646 and $630,752, respectively. The fund pays both commissions and spreads in connection with the placement of portfolio transactions. FBSI is paid on a commission basis. During fiscal 1996, 1995, and 1994, the fund paid brokerage commissions of $288,669, $243,517, and $195,272, respectively, to FBSI. During fiscal 1996, this
amounted to approximately 1   9    .   44    % of the aggregate brokerage
commissions paid by the fund for transactions involving approximately
   31    .   89    % of the aggregate dollar amount of transactions for
which the fund paid brokerage commissions. The difference between the percentage of brokerage commissions paid to and the percentage of the dollar amount of transactions effected through FBSI is a result of the low commission rates charged by FBSI.
During the fiscal year ended October 1996, Natural Resources paid brokerage
commissions of $10,616 to FBS. During    the     fiscal    year ended
October     1996, this amounted to approximately .71% of the aggregate brokerage commissions paid by the fund involving approximately .58% of the aggregate dollar amount of transactions for which the fund paid brokerage commissions.
From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR, investment decisions for each fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION
Fidelity Service Company, Inc. (FSC) normally determines each class's net asset value per share (NAV) as of the close of the NYSE (normally 4:00 p.m. Eastern time). The valuation of portfolio securities is determined as of this time for the purpose of computing each class's NAV.
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or last bid price normally is
used.    Securities of other open-end investment companies are valued at their respective NAVs.
Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as
furnished by recognized dealers in such securities or assets   . Or,
f    ixed-income securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.
Futures contracts and options are valued on the basis of market quotations, if available.
Foreign securities are valued based on prices furnished by independent brokers or quotation services which express the value of securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then that security will be valued as determined in good faith by a committee appointed by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which market quotations are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. In addition, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.
PERFORMANCE
Each class of shares may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. Each fund's share price, yield, and total return fluctuate in response to market conditions and other factors, and the value of shares when redeemed may be more or less than their original cost.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a class's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a class's NAV over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the class over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. Average annual total returns covering periods of less than one year are calculated by determining a class's total return for the period, extending that return for a full year (assuming that return remains constant over the year), and quoting the result as an annual return. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the
   class    .
In addition to average annual total returns, a class may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking a class's maximum sales charge into account and may or may not include the effect of a class's redemption fees. Excluding a sales charge/redemption fee from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
NET ASSET VALUE. Charts and graphs using NAVs, adjusted NAVs, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by a fund and reflects all elements of its return. Unless otherwise indicated, adjusted NAVs are not adjusted for sales charges, if any.
MOVING AVERAGES. A fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when a NAV has crossed, stayed above, or stayed below its moving average. On October 25, 1996, the 13-week and 39-week short-term moving averages for Class A, Class T, Class B, and Institutional Class were
$2   3    .   98     and $23.   17    , $23.9   8 and     $23.   17    ,
$2   3    .   77     and $23.   01    ,    and $24.02 and $23.20
respectively, for Fidelity Advisor Natural Resources Fund.
HISTORICAL FUND RESULTS. The following table shows Natural Resources' total returns for periods ended October 31, 1996.
      Average Annual Total         Cumulative Total
      Returns1                     Returns1


                                           One       Five      Life             One       Five       Life of
                                           Year      Years     of Fund*         Year      Years      Fund*



Natural Resources - Class A                 27.87%    17.22%    16.49%           27.87%    121.36%    286.10%

Natural Resources - Class T                 30.28%    17.66%    16.74%           30.28%    125.54%    293.39%

Natural Resources - Class B                 28.87%    18.07%    17.08%           28.87%    129.50%    303.79%

Natural Resources - Institutional           35.13%    18.55%    17.24%           35.13%    134.17%    308.45%


* From December 29, 1987 (commencement of operations).
1 Average annual and cumulative total returns for Class A shares include the effect of paying Class A's maximum applicable front-end sales charge of 5.25%. Average annual and cumulative total returns for Class T shares include the effect of paying Class T's maximum applicable front-end sales charge of 3.50%. Average annual and cumulative total returns for Class B shares include the effect of paying Class B's CDSC upon redemption based on the following schedule: one year or less, 5%; greater than one year to two years, 4%; greater than 2 years to four years, 3%; greater than four years to five years, 2%; greater than five years to six years, 1%; greater than six years, 0%. Initial offering of Class A shares took place on September 3, 1996. Returns prior to that date are those of Class T, the original
class of the fund, and reflect Class T's 0.50% 12b-1 fee (   0    .65%
prior to January 1, 1996). Initial offering of Institutional Class took place on July 3, 1995. Institutional Class shares do not bear a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund and include a Class T 12b-1 fee (at a then currently applicable rate of 0.65%). Class B returns prior to July 3, 1995 are those of Class T shares and include the applicable Class T 12b-1 fees discussed above.
If FMR had not reimbursed certain fund expenses during these periods, Natural Resources' total returns would have been lower.
The following tables show the income and capital elements of each class's cumulative total return. The table compares each class's return to the record of the S&P 500, the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month end closest to the initial investment date for each class. The S&P 500 and DJIA comparisons are provided to show how each class's total return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Each fund has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indexes. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each class's returns, do not include the effect of brokerage commissions or other costs of investing.
The following tables show the growth in value of a hypothetical $10,000 investment in each class of Natural Resources during the life of the fund, assuming all distributions were reinvested. The figures below reflect the fluctuating interest rates, bond prices, and stock prices of the specified periods and should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in the class today. Tax consequences of different investments have not been factored into the figures below.
During the period from December 29, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class A of Natural Resources would have grown to $38,610, including the effect of Class A's 5.25% maximum sales charge.
NATURAL RESOURCES - CLASS A                           INDICES


Period Ended   Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
October 31     Initial      Reinvested      Reinvested      Value                            Living**
               $10,000      Dividend        Capital Gain
               Investment   Distributions   Distributions







1996           $ 23,792     $ 164           $ 14,654        $ 38,610   $ 37,635   $ 40,742   $ 13,718

1995           $ 18,239     $ 127           $ 10,244        $ 28,610   $ 30,328   $ 31,450   $ 13,319

1994           $ 16,638     $ 115           $ 8,929         $ 25,682   $ 23,986   $ 25,207   $ 12,955

1993           $ 16,667     $ 115           $ 7,920         $ 24,702   $ 23,093   $ 23,104   $ 12,626

1992           $ 13,151     $ 91            $ 4,271         $ 17,513   $ 20,090   $ 19,672   $ 12,288

1991           $ 13,369     $ 93            $ 3,065         $ 16,527   $ 18,268   $ 18,172   $ 11,906

1990           $ 11,654     $ 81            $ 2,095         $ 13,830   $ 13,683   $ 13,970   $ 11,568

1989           $ 11,939     $ 0             $ 1,062         $ 13,001   $ 14,791   $ 14,557   $ 10,884

1988*          $ 10,868     $ 0             $ 0             $ 10,868   $ 11,702   $ 11,395   $ 10,416


* From December 29, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Natural Resources on December 29, 1987, assuming the 5.25% maximum sales charge had been in effect, the net amount invested in Class A shares was $9,475. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $17,828. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $76 for dividends and $6,102 for capital gains distributions. Tax consequences of different investments have not been factored into the figures. The figures do not include the effect of the fund's 1.00% redemption fee applicable to shares purchased on or after March 1, 1997 and held less than 60 days.
During the period from December 29, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class T of Natural Resources would have grown to $39,339, including the effect of Class T's 3.50% maximum sales charge.
NATURAL RESOURCES - CLASS T                           INDICES


Period Ended   Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
October 31     Initial      Reinvested      Reinvested      Value                            Living**
               $10,000      Dividend        Capital Gain
               Investment   Distributions   Distributions







1996           $ 24,241     $ 167           $ 14,931        $ 39,339   $ 37,635   $ 40,742   $ 13,718

1995           $ 18,576     $ 128           $ 10,434        $ 29,138   $ 30,328   $ 31,450   $ 13,319

1994           $ 16,945     $ 117           $ 9,094         $ 26,156   $ 23,986   $ 25,207   $ 12,955

1993           $ 16,974     $ 118           $ 8,066         $ 25,158   $ 23,093   $ 23,104   $ 12,626

1992           $ 13,394     $ 93            $ 4,350         $ 17,837   $ 20,090   $ 19,672   $ 12,288

1991           $ 13,616     $ 94            $ 3,122         $ 16,832   $ 18,268   $ 18,172   $ 11,906

1990           $ 11,870     $ 82            $ 2,133         $ 14,085   $ 13,683   $ 13,970   $ 11,568

1989           $ 12,159     $ 0             $ 1,082         $ 13,241   $ 14,791   $ 14,557   $ 10,884

1988*          $ 11,069     $ 0             $ 0             $ 11,069   $ 11,702   $ 11,395   $ 10,416


* From December 29, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Natural Resources on December 29, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $17,973. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $77 for dividends and $6,215 for capital gains distributions. Tax consequences of different investments have not been factored into the figures. The figures do not include the effect of the fund's 1.00% redemption fee applicable to shares purchased on or after March 1, 1997 and held less than 60 days.
During the period from December 29, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class B of Natural Resources would have grown to $40,379.
NATURAL RESOURCES - CLASS B                           INDICES


Period Ended   Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
October 31     Initial      Reinvested      Reinvested      Value                            Living**
               $10,000      Dividend        Capital Gain
               Investment   Distributions   Distributions







1996           $ 24,880     $ 172           $ 15,327        $ 40,379   $ 37,635   $ 40,742   $ 13,718

1995           $ 19,230     $ 133           $ 10,801        $ 30,164   $ 30,328   $ 31,450   $ 13,319

1994           $ 17,560     $ 121           $ 9,424         $ 27,105   $ 23,986   $ 25,207   $ 12,955

1993           $ 17,590     $ 121           $ 8,359         $ 26,070   $ 23,093   $ 23,104   $ 12,626

1992           $ 13,880     $ 96            $ 4,508         $ 18,484   $ 20,090   $ 19,672   $ 12,288

1991           $ 14,110     $ 98            $ 3,235         $ 17,443   $ 18,268   $ 18,172   $ 11,906

1990           $ 12,300     $ 85            $ 2,211         $ 14,596   $ 13,683   $ 13,970   $ 11,568

1989           $ 12,600     $ 0             $ 1,121         $ 13,721   $ 14,791   $ 14,557   $ 10,884

1988*          $ 11,470     $ 0             $ 0             $ 11,470   $ 11,702   $ 11,395   $ 10,416


* From December 29, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Natural Resources on December 29, 1987, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $18,262. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $80 for dividends and $6,440 for capital gains distributions. Tax consequences of different investments have not been factored into the figures. The figures do not include the effect of the fund's 1.00% redemption fee applicable to shares purchased on or after March 1, 1997 and held less than 60 days.
During the period from December 29, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Institutional Class of Natural Resources would have grown to $40,845.

NATURAL RESOURCES - INSTITUTIONAL CLASS                           INDICES



Period Ended   Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
October 31     Initial      Reinvested      Reinvested      Value                            Living**
               $10,000      Dividend        Capital Gain
               Investment   Distributions   Distributions







1996           $ 25,170     $ 174           $ 15,501        $ 40,845   $ 37,635   $ 40,742   $ 13,718

1995           $ 19,270     $ 133           $ 10,823        $ 30,226   $ 30,328   $ 31,450   $ 13,319

1994           $ 17,560     $ 121           $ 9,424         $ 27,105   $ 23,986   $ 25,207   $ 12,955

1993           $ 17,590     $ 121           $ 8,359         $ 26,070   $ 23,093   $ 23,104   $ 12,626

1992           $ 13,880     $ 96            $ 4,508         $ 18,484   $ 20,090   $ 19,672   $ 12,288

1991           $ 14,110     $ 98            $ 3,235         $ 17,443   $ 18,268   $ 18,172   $ 11,906

1990           $ 12,300     $ 85            $ 2,211         $ 14,596   $ 13,683   $ 13,970   $ 11,568

1989           $ 12,600     $ 0             $ 1,121         $ 13,721   $ 14,791   $ 14,557   $ 10,884

1988*          $ 11,470     $ 0             $ 0             $ 11,470   $ 11,702   $ 11,395   $ 10,416


* From December 29, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Natural Resources on December 29, 1987, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $18,262. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $80 for dividends and $6,440 for capital gains distributions. Tax consequences of different investments have not been factored into the figures. The figures do not include the effect of the fund's 1.00% redemption fee applicable to shares purchased on or after March 1, 1997 and held less than 60 days.
PERFORMANCE COMPARISONS. A class's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of distributions, do not take sales charges or redemption fees into consideration, and are prepared without regard to tax consequences. In addition to the mutual fund rankings, performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example,
   a class     may quote Morningstar, Inc. in its advertising materials.
Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.
A class's performance may also be compared to that of a benchmark index representing the universe of securities in which the fund may invest. The total return of a benchmark index reflects reinvestment of all dividends and capital gains paid by securities included in the index. Unlike a fund's returns, however, the index returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.
Each fund may compare its performance to that of the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stocks.
A class may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the classes. The classes may also compare performance to that of other compilations or indices that may be developed and made available in the future.
In advertising materials, Fidelity may reference or discuss its products and services, which may include the following: other Fidelity funds; retirement investing; model portfolios or allocations; and saving for college or other goals. In addition, Fidelity may quote or reprint financial or business publications and periodicals, as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Each fund may be advertised as part of certain asset allocation programs involving other Fidelity or non-Fidelity mutual funds. These asset allocation programs may advertise a model portfolio and its performance results.
Each fund may be advertised as part of a no transaction fee (NTF) program in which Fidelity and non-Fidelity mutual funds are offered. An NTF program may advertise performance results.
Each fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.
VOLATILITY. A class may quote various measures of volatility and benchmark correlation in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare a class's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.
MOMENTUM INDICATORS indicate a class's price movements over specific periods of time. Each point on the momentum indicator represents the class's percentage change in price movements over that period.
A class may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a class at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.
A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.
As of    January     31, 199   7    , FMR advised over $28 billion in
tax-free fund assets, $96 billion in money market fund assets, $3   16
billion in equity fund assets, $6   3     billion in international fund
assets, and $25 billion in Spartan fund assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION
CLASS T SHARES ONLY
Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class T's maximum 3.50% front-end sales charge in connection with a fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Class T's front-end sales charge in certain instances because of efficiencies involved in those sales of shares. The sales charge will not apply:
1. to shares purchased by a bank trust officer, registered representative, or other employee (and their immediate families) of investment professionals under special arrangements in connection with FDC's sales activities;
2. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular
employee of FMR Corp. or F   idelity     I   nternational
    L   imited     or their direct or indirect subsidiaries (a Fidelity
Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;
3. to shares purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;
4. to shares purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);
5. to shares in a Fidelity or Fidelity Advisor account purchased (including purchases by exchange) with proceeds of a distribution (i) from any employee benefit plan that qualified for waiver (11) or had a minimum of $3 million in plan assets invested in Fidelity funds; or (ii) from an insurance company separate account qualifying under (6), or used to fund annuity contracts purchased by employee benefit plans having in the aggregate at least $3 million in plan assets invested in Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);
6. to shares purchased by an insurance company separate account used to fund annuity contracts purchased by employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA)), which, in the aggregate, have either more than 200 eligible employees or a minimum of $1,000,000 in assets invested in Fidelity Advisor funds;
7. to shares purchased by any state, county, city, or government instrumentality, department or authority or agency;
8. to shares purchased with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end or contingent deferred sales charge;
9. to shares purchased by a trust institution or bank trust department, excluding assets described in (11) and (12) below, that has executed a Participation Agreement with FDC specifying certain asset minimums and qualifications, and marketing program restrictions. Assets managed by third parties do not qualify for this waiver;
10. to shares purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver;
11. to shares purchased as part of an employee benefit plan having more than (i) 200 eligible employees or a minimum of $1,000,000 in plan assets invested in the Fidelity Advisor funds, or (ii) 25 eligible employees or $250,000 in plan assets invested in Fidelity Advisor funds that subscribes to Fidelity Advisor Retirement Connection or similar program sponsored by Fidelity Investments Institutional Services Company, Inc.;
12. to shares purchased as part of an employee benefit plan through an intermediary that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions;
13. to shares purchased on a discretionary basis by a registered investment adviser which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver; or
14. to shares purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts.
Employee benefit plans that purchased Class T shares load waived prior to June 30, 1995 but do not meet the qualifications of waiver (12) will be
permitted to make additional purchases of Class T shares    on a     load
waived    basis    .
For the purposes of qualifying for waiver (11), employee benefit plans subscribing to the Premiere Retirement Savings Plan Program offered by National Financial Correspondent Services may be aggregated.
A sales load waiver form must accompany these transactions.
FINDERS FEE. On eligible purchases of Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee of 0.25%. Eligible purchases are the following purchases made through broker-dealers and banks (excluding trust departments): an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."
Any assets in relation to which an investment professional has received such compensation will bear a contingent deferred sales charge (Class T
CDSC) if they do not remain in Class T shares of the Fidelity Advisor Funds, Initial Class shares of Daily Money Fund: U.S. Treasury Portfolio, or Daily Money Fund: Money Market Portfolio or Daily Tax-Exempt Money Fund, for a period of at least one uninterrupted year. The Class T CDSC will be 0.25% of the lesser of the cost of the shares at the initial date of purchase or the value of the shares at redemption, not including any reinvested dividends or capital gains. Class T CDSC shares representing reinvested dividends or capital gains, if any, will be redeemed first, followed by other Class T CDSC shares that have been held for the longest period of time.
With respect to employee benefit plans, the Class T CDSC does not apply to the following types of redemptions: (i) plan loans or distributions or (ii) exchanges to non-Advisor fund investment options. With respect to Individual Retirement Accounts, the Class T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 70 1/2.
CLASS B SHARES ONLY
The contingent deferred sales charge (CDSC) on Class B shares may be waived in the case of (1) disability or death, provided that the redemption is made within one year following the death or initial determination of disability; or (2) in connection with a total or partial redemption made in connection with distributions from retirement plan accounts at age 70 1/2, which are permitted without penalty pursuant to the Internal Revenue Code. A sales load waiver form must accompany these transactions.
CLASS A , CLASS T, AND CLASS B SHARES ONLY
QUANTITY DISCOUNTS. To obtain a reduction of the front-end sales charge on Class A or Class T shares, you or your investment professional must notify the transfer agent at the time of purchase whenever a quantity discount is applicable to your purchase. Upon such notification, you will receive the lowest applicable front-end sales charge.
For purposes of qualifying for a reduction in front-end sales charges under the Combined Purchase, Rights of Accumulation or Letter of Intent programs, the following may qualify as an individual or a "company" as defined in
Section 2(a)(8) of the 1940 Act: an individual, spouse, and their children under age 21 purchasing for his, her, or their own account; a trustee, administrator or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or a parent-subsidiary group of "employee benefits plans" (as defined in Section 3(3) of ERISA); and tax-exempt organizations as defined under Section 501(c)(3) of the Internal Revenue Code.
RIGHTS OF ACCUMULATION permit reduced front-end sales charges on any future purchases of Class A or Class T shares after you have reached a new breakpoint in a fund's sales charge schedule. The value of currently held
(i) Fidelity Advisor fund Class A, Class T, Class B shares, (ii) Class B shares of Daily Money Fund: U.S. Treasury Portfolio, and (iii) Initial Class of shares of Daily Money Fund: U.S. Treasury Portfolio, Daily Money
Fund: Money Market Portfolio, and Daily Tax-Exempt Money Fund acquired by exchange from any Fidelity Advisor fund, is determined at the current day's NAV at the close of business, and is added to the amount of your new purchase valued at the current offering price to determine your reduced front-end sales charge.
LETTER OF INTENT. You may obtain Class A or Class T shares at the same reduced front-end sales charge by filing a non-binding Letter of Intent (the Letter) within 90 days of the start of Class A or Class T purchases. Each Class A or Class T investment you make after signing the Letter will be entitled to the front-end sales charge applicable to the total investment indicated in the Letter. For example, a $2,500 purchase of Class A or Class T shares toward a $50,000 Letter would receive the same reduced sales charge as if the $50,000 had been invested at one time. To ensure that you receive a reduced front-end sales charge on future purchases, you or your investment professional must inform the transfer agent that the Letter is in effect each time Class A or Class T shares are purchased. Reinvested income and capital gain distributions do not count toward the completion of the Letter.
Your initial investment must be at least 5% of the total amount you plan to invest. Out of the initial purchase, Class A or Class T shares equal to 5% of the dollar amount specified in the Letter will be registered in your name and held in escrow. The Class A or Class T shares held in escrow cannot be redeemed or exchanged until the Letter is satisfied or the additional sales charges have been paid. You will earn income dividends and capital gain distributions on escrowed Class A or Class T shares. The escrow will be released when your purchase of the total amount has been completed. You are not obligated to complete the Letter.
If you purchase more than the amount specified in the Letter and qualify for a future front-end sales charge reduction, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months. Surplus funds will be applied to the purchase of additional Class A or Class T shares at the then-current offering price applicable to the total purchase.
If you do not complete your purchase under the Letter within the 13-month period, 30 days' written notice will be provided for you to pay the increased front-end sales charges due. Otherwise, sufficient escrowed Class A or Class T shares will be redeemed to pay such charges.
CLASS A, CLASS T, CLASS B   ,     AND INSTITUTIONAL CLASS SHARES
FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM. You can make regular investments in Class A, Class T, Class B, or Institutional Class shares of the funds monthly, bimonthly, quarterly, or semi-annually with the Systematic Investment Program by completing the appropriate section of the account application and attaching a voided personal check with your bank's magnetic ink coding number across the front. If your bank account is jointly owned, be sure that all owners sign.
You may cancel your participation in the Systematic Investment Program at any time without payment of a cancellation fee. You will receive a confirmation from the transfer agent for every transaction, and a debit entry will appear on your bank statement.
CLASS A, CLASS T   ,     AND INSTITUTIONAL CLASS SHARES
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM. If you own Class A, Class T, or Institutional Class shares worth $10,000 or more, you can have monthly, quarterly or semiannual checks sent from your account to you, to a person named by you, or to your bank checking account. Your Systematic Withdrawal Program payments are drawn from Class A, Class T, or Institutional Class share redemptions. If Systematic Withdrawal Plan redemptions exceed income dividends earned on your shares, your account eventually may be exhausted.
   ALL CLASSES
Each fund is open for business and the NAV and, where applicable, the offering price, for each class is calculated each day the New York Stock Exchange (NYSE) is open for trading. The NYSE has designated the following holiday closings for 1997: New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time.
FSC normally determines each class's NAV as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, the NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, a class's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. In addition, trading in some of a fund's portfolio securities may not occur on days when the fund is open for business.
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing a class's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Pursuant to Rule 11a-3 under the 1940 Act, each fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the prospectus, each fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. DISTRIBUTIONS AND TAXES
DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.
DIVIDENDS. A portion of each fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that each fund's income is derived from qualifying dividends. Because each fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the funds that qualify for the deduction generally will be less than 100%. Each fund will notify corporate shareholders annually of the percentage of fund dividends that qualifies for the dividends-received deduction. Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income and, therefore, will increase (decrease) dividend distributions.
Short-term capital gains are distributed as dividend income.
Each fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions, for the prior year. CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by each fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of a fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by each fund are taxable to shareholders as dividends, not as capital gains. As of October 31, 1996 Natural Resources Fund hereby designates approximately $7,167,000 as a capital gain dividend for purposes of the
dividend    paid     deduction.
FOREIGN TAXES. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid and thereby allow shareholders to take a credit or deduction on their individual tax returns.
TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a " regulated investment company" for tax purposes, so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis. Each fund also intends to comply with other tax rules applicable to regulated investment companies, including a requirement that capital gains from the sale of securities held for less than three months constitute less than 30% of the fund's gross income for each fiscal year. Gains from some forward currency contracts, futures contracts, and options are included in this 30% calculation, which may limit a fund's investments in such instruments.
If a fund purchases shares in certain foreign investment entities, defined as passive foreign investment companies (PFICs) in the Internal Revenue Code, it may be subject to U.S. federal income tax on a portion of any excess distribution or gain from the disposition of such shares. Interest charges may also be imposed on the fund with respect to deferred taxes arising from such distributions or gains. Generally, each fund will elect to mark-to-market any PFIC shares. Unrealized gains will be recognized as income for tax purposes and must be distributed to shareholders as dividends.
Each fund is treated as a separate entity from the other funds, if any, in its trust for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may also be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable for their particular tax situation.
FMR
All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board, and executive officers of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds advised by FMR. The business address of each Trustee and officer who is an "interested person" (as defined in the Investment Company Act of 1940) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees and Members of the Advisory Board is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (66), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
*J. GARY BURKHEAD (55), Trustee and Senior Vice President, is President of FMR; and President and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc. RALPH F. COX (64), Trustee (1991), is a management consultant (1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Sanifill Corporation (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (64), Trustee (1992). Prior to her retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
   ROBERT M. GATES (53), Trustee (1997) or Member of Advisory Board (1997), is a consultant, author, and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is currently a Trustee for the Forum For International Policy, a Board Member for the Virginia Neurological Institute, and a Senior Advisor of the Harvard Journal of World Affairs. In addition, Mr. Gates also serves as a member of the corporate board for LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products). Mr. Gates currently serves as a Trustee for the following trust: Fidelity Advisor Series V. Mr. Gates currently serves as a Member of the Advisory Board for the following trust: Fidelity Advisor VII.
E. BRADLEY JONES (68), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Cleveland-Cliffs Inc. (mining), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and marketing, 1985-1995) and Hyster-Yale Materials Handling, Inc. (1985-1995). In addition, he serves as a Trustee of First Union Real Estate Investments, a Trustee and member of the Executive Committee of the Cleveland Clinic Foundation, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (63), Trustee, is Executive-in-Residence (1995) at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Chairman of the Board of Trustees of the Greenwich Hospital Association, a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section
(1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH (53), Trustee, is Vice Chairman and Director of FMR (1992). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). He is a Director of W.R. Grace & Co. (chemicals) and Morrison Knudsen Corporation (engineering and construction). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
   WILLIAM O. McCOY (63) Trustee (1997) or Member of the Advisory Board
(1996), is the Vice President of Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996) and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988). Mr. McCoy currently serves as a Trustee for the following trust: Fidelity Advisor Series V. Mr. McCoy currently serves as a Member of the Advisory Board for the following trust: Fidelity Advisor Series VII.
GERALD C. McDONOUGH (67), Trustee and Vice-Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Prior to his retirement in July 1988, he was Chairman and Chief Executive Officer of Leaseway Transportation Corp. (physical distribution services). Mr. McDonough is a Director of Brush-Wellman Inc. (metal refining), York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products, 1996), and Associated Estates Realty Corporation (a real estate investment trust,
1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996. MARVIN L. MANN (63), Trustee (1993) is Chairman of the Board, President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993) and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet.
THOMAS R. WILLIAMS (68), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of BellSouth Corporation (telecommunications), ConAgra, Inc. (agricultural products), Fisher Business Systems, Inc. (computer software), Georgia Power Company (electric utility), Gerber Alley & Associates, Inc. (computer software), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).
WILLIAM J. HAYES (62), Vice President (1994), is Vice President of Fidelity's equity funds; Senior Vice President of FMR; and Managing Director of FMR Corp.
ARTHUR S. LORING (49), Secretary, is Senior Vice President (1993) and General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice President and Clerk of FDC.
KENNETH A. RATHGEBER (49), Treasurer (1995), is Treasurer of the Fidelity funds and is an employee of FMR (1995). Before joining FMR, Mr. Rathgeber was a Vice President of Goldman Sachs & Co. (1978-1995), where he served in various positions, including Vice President of Proprietary Accounting (1988-1992), Global Co-Controller (1992-1994), and Chief Operations Officer of Goldman Sachs (Asia) LLC (1994-1995).
ROBERT H. MORRISON (56), Manager of Security Transactions of Fidelity's equity funds is Vice President of FMR.
JOHN H. COSTELLO (50), Assistant Treasurer, is an employee of FMR.
LEONARD M. RUSH (50), Assistant Treasurer (1994), is an employee of FMR
(1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
The following table sets forth information describing the compensation of each Trustee or Member of the Advisory Board of each fund for his or her services as trustee for each fund for its most recent fiscal year end.
   COMPENSATION TABLE




Aggregate J. Gary  Ralph  Phyllis  Richard      Robert   Edward  E.      Donald  Peter S. William Gerald Edward Marvin Thomas
 Compen
sati       Burkhea  F. Cox Burke    J.           M. Gates C.      Bradley J. Kirk Lynch
                                                                                  (double
                                                                                  dagger)  O.      C.     H.     L. Mann R.
 on from a d(double
           dagger)         Davis    Flynn(double
                                    dagger)
                                   (double
                                   dagger)                Johnson Jones                    McCoy   McDono Malone         Williams
 Fund A                                                   3d (double
                                                          dagger)                         (double
                                                                                          dagger)
                                                                                          (double
                                                                                          dagger)
                                                                                          (double
                                                                                          dagger)  ugh    (double
                                                                                                          dagger)
                                                                                                          (double
                                                                                                          dagger)

 Consumer $ 0       $ 7    $ 7      $ 0          $ 1      $ 0     $ 7     $ 7     $ 0     $ 7      $ 8    $ 0      $ 7     $ 7
 Industries*

 Cyclical 0         7      7        0            1        0       7       7       0       7         8     0        7          7
 Industries*

 Financial 0        9      9        0            5        0       9       9       0       9         11    0        9            9
 Services*

 Health
Care*      0        16     16       0            5        0       16      16      0      16         20    0        16           16

 Natural   0        152    146      187          0        0       147     149     0      84        148   148       148          150
 Resources**
 , B

 Techno
logy*      0        16     16       1            6        0       16      16      0      16        20     1        16           16

 Utilities 0        12     12       0            1        0       12      12      0      12        15     0        12           12
 Growth*

 TOTAL     0        137,700 134,700 168,000      0        0       134,700 136,200 0      85,333   136,200 136,200  134,700   136,200
 COMPENSATI
 ON FROM THE
 FUND
 COMPLEX +,
 A




   * Estimated for the fiscal year ending July 31, 1997.
** Fiscal year ended October 31, 1996.
(double dagger) Interested trustees of each fund are compensated by FMR. (double dagger)(double dagger) Richard J. Flynn and Edward H. Malone served on the Board of Trustees through December 31, 1996.
x Mr. Gates was appointed to the Board of Trustees of Fidelity Advisor Series V and was appointed a Member of the Advisory Board of Fidelity Advisor Series VII effective March 1, 1997.
(double dagger)(double dagger)(double dagger) During the period from May 1, 1996 through December 31, 1996, William O. McCoy served as a Member of the Advisory Board of Fidelity Advisor Series V. During the period from May 1, 1996 through the present, Mr. McCoy has served as a Member of the Advisory Board of Fidelity Advisor Series VII.
+ Information is as of December 31, 1996 for 235 funds in the complex.
A Compensation figures include cash, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and may include amounts deferred at the election of Trustees.
B The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $6, Phyllis Burke Davis, $6, Richard J. Flynn, $0, Robert M. Gates, $0, E. Bradley Jones, $6, Donald J. Kirk, $6, William O. McCoy, $0, Gerald C. McDonough, $6, Edward H. Malone, $6, Marvin L. Mann, $6, and Thomas R. Williams, $6. Under a retirement program adopted in July 1988 and modified in November 1995 and November 1996, each non-interested Trustee who retired before December 30, 1996 may receive payments from a Fidelity fund during his or her lifetime based on his or her basic trustee fees and length of service. The obligation of a fund to make such payments is neither secured nor funded. A Trustee became eligible to participate in the program at the end of the calendar year in which he or she reached age 72, provided that, at the time of retirement, he or she had served as a Fidelity fund Trustee for at least five years.
The non-interested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Deferred Compensation Plan (the Plan). Under the Plan, compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested and reinvested in shares of one or more funds in the complex designated by such Trustee (designated securities). The amount paid to the Trustee under the Plan will be determined based upon the performance of such investments. Deferral of fees in accordance with the Plan will have a negligible effect on the funds' assets, liabilities, and net income per share, and will not obligate the funds to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. The funds may invest in such designated securities under the Plan without shareholder approval.
As of December 30, 1996, the non-interested Trustees terminated the retirement program for Trustees who retire after such date. In connection with the termination of the retirement program, each existing non-interested Trustee received a credit to his or her Plan account equal to the present value of the estimated benefits that would have been payable under the retirement program. The amounts credited to the non-interested Trustees' Plan accounts are subject to vesting. The termination of the retirement program and related crediting of estimated benefits to the Trustees' Plan accounts did not result in a material cost to the funds.
As of February 28, 1997, approximately 16.69% of Consumer Industries, 15.03% of Cyclical Industries, 2.99% of Financial Services, 3.06% of Health Care, 2.86% of Technology, and 14.59% of Utilities Growth's total outstanding shares were held by an FMR affiliate. FMR Corp. is the ultimate parent company of this FMR affiliate. By virtue of his ownership interest in FMR Corp., as described in the "FMR" section on page , Mr. Edward C. Johnson 3d, President and Trustee of the fund, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of Consumer Industries, Cyclical Industries, Financial Services, Health Care, Technology, and Utilities Growth's shares, the Trustees and officers of the funds owned, in the aggregate, less than 1% of each fund's total outstanding shares.
As of February 28, 1997, the following owned of record or beneficially 5% or more of the outstanding shares of the classes of the following Fidelity Advisor Focus Funds:
ADVISOR CONSUMER INDUSTRIES - CLASS A: Sterne, Agee & Leach, Inc., Birmingham, AL (16.56%); First Fidelity Bank, Newark, NJ (14.60%); FMR Corp., Boston, MA (12.53%); PNC Securities, Pittsburgh, PA (9.88%); A.G. Edwards & Sons, St. Louis, MO (6.99%); First Montauk Securities, Red Bank, NJ (6.51%).
ADVISOR CONSUMER INDUSTRIES - CLASS T: Royal Alliance Assoc., Inc., Birmingham, AL (12.63%); Wise Planning, Hicksville, NY (8.40%); Securities America Inc., Omaha, NE (8.17%); GW & Wade Asset Management Co., Wellesley, MA (7.62%); PaineWebber Inc., Weehawken, NJ (5.23%).
ADVISOR CONSUMER INDUSTRIES - INSTITUTIONAL CLASS: FMR Corp., Boston, MA (83.82%); First Hawaiian Bank, Honolulu, HI (9.56%).
ADVISOR CYCLICAL INDUSTRIES - CLASS A: FMR Corp., Boston, MA (37.86%); PNC Securities, Pittsburg, PA (17.46%); Lewco Securities Corp., New York, NY (5.59%); A.G. Edwards & Sons, St. Louis, MO (5.58%).
ADVISOR CYCLICAL INDUSTRIES - CLASS T: GW & Wade Asset Management Co., Wellesley, MA (19.66%); Royal Alliance Assoc., Inc., Birmingham, AL (15.63%); Securities America Inc., Omaha, NE (8.50%); FMR Corp., Boston, MA (8.27%); Dain Bosworth, Inc., Minneapolis, MN (5.99%).
ADVISOR CYCLICAL INDUSTRIES - INSTITUTIONAL CLASS: Meridian Asset Management, Englewood, CO (82.71%); FMR Corp., Boston, MA (15.47%).
ADVISOR FINANCIAL SERVICES - CLASS A: Prudential Securities, New York, NY (18.98%); Merrill Lynch Pierce Fenner, Jacksonville, FL (11.69%); Comerica Bank Texas, Dallas, TX (7.48%); Dain Bosworth, Inc., Minneapolis, MN (5.28%).
ADVISOR FINANCIAL SERVICES - CLASS T: Securities America Inc., Omaha, NE (14.88%); A.G. Edwards & Sons, St. Louis, MO (8.86%); Alpha Equity Research Inc., Boston, MA (7.23%).
ADVISOR FINANCIAL SERVICES - INSTITUTIONAL CLASS: Charles Schwab and Co., Inc., San Francisco, CA (42.09%); FMR Corp., Boston, MA (32.26%); Sampson Investment Management, Danville, CA (19.47%).
ADVISOR HEALTH CARE - CLASS A: PaineWebber Inc., Weehawken, NJ (8.41%); Merrill Lynch Pierce Fenner, Jacksonville, FL (7.39%); First Fidelity Bank, Newark, NJ (6.61%); Prudential Securities, New York, NY (5.30%); A.G. Edwards & Sons, St. Louis, MO (5.04%).
ADVISOR HEALTH CARE - CLASS T: Donaldson, Lufkin & Jenrette, New York, NY (10.09%); A.G. Edwards & Sons, St. Louis, MO (9.83%); Securities America Inc., Omaha, NE (8.34%); Alpha Equity Research Inc., Boston, MA (7.43%). ADVISOR HEALTH CARE - INSTITUTIONAL CLASS: FMR Corp., Boston, MA (59.25%); Sampson Investment Management, Danville, CA (17.79%); Charles Schwab and Co., Inc., San Francisco, CA (8.62%).
ADVISOR NATURAL RESOURCES - CLASS A: Donaldson, Lufkin & Jenrette, New York, NY (12.34%); A. G. Edwards & Sons, St. Louis, MO (11.65%); Scott & Stringfellow Inc., Richmond, VA (5.08%).
ADVISOR NATURAL RESOURCES - CLASS T: Smith Barney, Inc., New York, NY (7.34%); Donaldson, Lufkin & Jenrette, New York, NY (5.97%).
ADVISOR NATURAL RESOURCES - CLASS B: Merrill Lynch Pierce Fenner, Jacksonville, FL (12.69%); Smith Barney, Inc., New York, NY (8.15%); Donaldson, Lufkin & Jenrette, New York, NY (6.97%); Royal Alliance Assoc., Inc., Birmingham, AL (5.06%).
ADVISOR NATURAL RESOURCES - INSTITUTIONAL CLASS: Charles Schwab and Co., Inc., San Francisco, CA (40.89%); Marquette Trust Company, Minnetonka, MN (18.86%); Resources Trust Company, Englewood, CO (14.76%); Donaldson, Lufkin & Jenrette, New York, NY (8.97%).
ADVISOR UTILITIES GROWTH - CLASS A: FMR Corp., Boston, MA (23.53%); EQ Financial Consultants, New York, NY (10.54%); Howe Barnes Investments, Inc., Chicago, IL (7.22%); Prudential Securities, New York, NY (6.82%); Dain Bosworth, Inc., Minneapolis, MN (5.70%).
ADVISOR UTILITIES GROWTH - CLASS T: Omega Securities, Inc., Fort Worth, TX (8.75%); GW & Wade Asset Management Co., Wellesley, MA (8.61%); Sunamerica Securities Inc., Phoenix, AZ (8.14%); FCS Securities, Marietta, GA (7.25%); Janney Montgomery Scott, Inc., Philadelphia, PA (5.48%).
ADVISOR UTILITIES GROWTH - INSTITUTIONAL CLASS: FMR Corp., Boston, MA (50.62%); Bank West, Pierre, SD (44.36%); Charles Schwab and Co., Inc., San Francisco, CA (5.14%).
ADVISOR TECHNOLOGY - CLASS A: Prudential Securities, New York, NY (18.61%); A.G. Edwards & Sons, St. Louis, MO (8.16%); Bear Stearns Securities Corp., New York, NY (6.09%); Donaldson, Lufkin & Jenrette, New York, NY (5.16%). ADVISOR TECHNOLOGY - CLASS T: Donaldson, Lufkin & Jenrette, New York, NY (9.93%); PaineWebber Inc., Weehawken, NJ (7.48%); A.G. Edwards & Sons, St. Louis, MO (6.48%); Alpha Equity Research Inc., Boston, MA (6.23%); Prudential Securities, New York, NY (5.68%).
ADVISOR TECHNOLOGY - INSTITUTIONAL CLASS: FMR Corp., Boston, MA (73.90%); Sampson Investment Management, Danville, CA (15.28%).
A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. MANAGEMENT CONTRACTS
Each fund employs FMR to furnish investment advisory and other services. Under its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of each fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing each fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal and state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
In addition to the management fee payable to FMR and the fees payable to the transfer agent and the pricing and bookkeeping agent, each fund pays all of its expenses, without limitation, that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Although each fund's current management contract provides that each fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices and reports to shareholders, each trust, on behalf of each of fund, has entered into a revised transfer agent agreement, pursuant to which the transfer agent bears the costs of providing these services to existing shareholders. Other expenses paid by each fund include interest, taxes, brokerage commissions, each fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal and state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which each fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. FMR is manager of Consumer Industries, Cyclical Industries, Financial Services, Health Care, Technology, and Utilities Growth funds pursuant to management contracts dated July 18, 1996, which were approved by FMR as sole shareholder on August 30, 1996. FMR is the manager of Natural Resources pursuant to a management contract dated December 1, 1994, which was approved by shareholders on November 14, 1994.
For the services of FMR under each contract, each fund pays FMR a monthly management fee composed of the sum of two elements: a group fee rate and an individual fund fee rate.
The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts and is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown on the following page. The schedule below on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For
example, the effective annual fee rate at $4   62     billion of group net
assets - the approximate level for    January, 1997     - was .30   14    %
for the funds, which is the weighted average of the respective fee rates
for each level of group net assets up    to     $4   62     billion.
The following fee schedule is the current fee schedule for Natural
Resources.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 0        -     3 billion   .5200%    $ 0.5 billion   .5200%

3          -     6           .4900     25              .4238

6          -     9           .4600     50              .3823

9          -     12          .4300     75              .3626

12         -     15          .4000     100             .3512

15         -     18          .3850     125             .3430

18         -     21          .3700     150             .3371

21         -     24          .3600     175             .3325

24         -     30          .3500     200             .3284

30         -     36          .3450     225             .3249

36         -     42          .3400     250             .3219

42         -     48          .3350     275             .3190

48         -     66          .3250     300             .3163

66         -     84          .3200     325             .3137

84         -     102         .3150     350             .3113

102        -     138         .3100     375             .3090

138        -     174         .3050     400             .3067

174        -     210         .3000

210        -     246         .2950

246        -     282         .2900

282        -     318         .2850

318        -     354         .2800

354        -     390         .2750

Over 390                     .2700

This fee schedule has been approved by shareholders of Natural Resources. On January 1, 1996, FMR voluntarily added new breakpoints to the revised schedule for Natural Resources for average group assets in excess of $390 billion, pending shareholder approval of a new management contract reflecting the revised schedule and additional breakpoints. The revised group fee rate schedule and its extensions provide for lower management fee rates as FMR's assets under management increase. For average group assets in excess of of $210 billion, the revised group fee rate schedule with additional breakpoints voluntarily adopted by FMR is as follows:
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate

$174       -     210 billion   .3000%    $150 billion   .3371%

210        -     246           .2950     175            .3325

246        -     282           .2900     200            .3284

282        -     318           .2850     225            .3249

318        -     354           .2800     250            .3219

354        -     390           .2750     275            .3190

390        -     426           .2700     300            .3163

 426       -     462           .2650     325            .3137

462        -     498           .2600     350            .3113

498        -     534           .2550     375            .3090

Over 534                       .2500     400            .3067

                                         425            .3046

                                         450            .3024

                                         475            .3003

                                         500            .2982

                                         525            .2962

                                         550            .2942

The following fee schedule is the current fee schedule for each fund (except Natural Resources).
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group     Annualized   Group Net        Effective Annual Fee
Assets            Rate         Assets           Rate

 0 - $3 billion   .5200%        $ 0.5 billion   .5200%

 3 - 6            .4900          25             .4238

 6 - 9            .4600          50             .3823

 9 - 12           .4300          75             .3626

 12 - 15          .4000          100            .3512

 15 - 18          .3850          125            .3430

 18 - 21          .3700          150            .3371

 21 - 24          .3600          175            .3325

 24 - 30          .3500          200            .3284

 30 - 36          .3450          225            .3249

 36 - 42          .3400          250            .3219

 42 - 48          .3350          275            .3190

 48 - 66          .3250          300            .3163

 66 - 84          .3200          325            .3137

 84 - 102         .3150          350            .3113

 102 - 138        .3100          375            .3090

 138 - 174        .3050          400            .3067

 174 - 210        .3000          425            .3046

 210 - 246        .2950          450            .3024

 246 - 282        .2900          475            .3003

 282 - 318        .2850          500            .2982

 318 - 354        .2800          525            .2962

 354 - 390        .2750          550            .2942

 390 - 426        .2700

 426 - 462        .2650

 462 - 498        .2600

 498 - 534        .2550

 Over 534         .2500

The individual fund fee rates for each fund are set forth in the following chart. Based on the average group net assets of the funds advised by FMR
for    January     199   7    , the annual management fee rate would be
calculated as follows:

                      Group Fee Rate         Individual Fund Fee Rate         Management Fee Rate

Consumer Industries   .30   14%        +     0.30   %                   =     .60   14%

Cyclical Industries   .30   14%        +     0.30   %                   =     .60   14%

Financial Services    .30   14%        +     0.30   %                   =     .60   14%

Natural Resources     .30   14%        +     0.30   %    *              =     .60   14%

Health Care           .30   14%        +     0.30   %                   =     .60   14%

Technology            .30   14%        +     0.30   %                   =     .60   14%

Utilities Growth      .30   14%        +     0.30   %                   =     .60   14%


* Effective September 1, 1996, FMR voluntarily reduced Natural Resources' individual fund fee rate from 0.45% to 0.30%.
One-twelfth (1/12) of this annual management fee rate is applied to each fund's net assets averaged for the most recent month, giving a dollar amount, which is the fee for that month.
During the fiscal years ended October 31, 1996, 1995, and 1994, FMR received $3,344,653, $1,730,945, and $890,892, respectively, for its services as investment adviser to Natural Resources. These fees were equivalent to .72%, .76%, and .77%, respectively, of the average net assets of Natural Resources for each of those years.
FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year. Expense reimbursement by FMR will increase each class's total returns and repayment of the reimbursement by each class will lower its total returns.
SUB-ADVISERS. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. Pursuant to the sub-advisory agreements, FMR may receive investment advice and research services outside the United States from the sub-advisers.
On behalf of each fund, FMR may also grant FMR U.K. and FMR Far East investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds.
Currently, FMR U.K. and FMR Far East each focuses on issuers in countries other than the United States such as those in Europe, Asia, and the Pacific Basin.
FMR U.K. and FMR Far East, which were organized in 1986, are wholly owned subsidiaries of FMR.
Under the sub-advisory agreements, FMR pays the fees of FMR U.K. and FMR Far East. For providing non-discretionary investment advice and research services, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.
On behalf of each fund, for providing discretionary investment management and executing portfolio transactions, FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its monthly management fee rate with respect to each fund's average net assets managed by the sub-adviser on a discretionary basis.
For providing investment    advice and research services     on behalf of
Natural Resources, the fees paid to FMR U.K. for fiscal 1996, 1995, and
1994 were    $28,042    , $9,872, and $2,598, respectively.
For providing investment    advice and research services     on behalf of
Natural Resources, the fees paid to FMR Far East for fiscal 1996, 1995, and
1994 were    $28,590    , $9,721, and $2,932, respectively.
CONTRACTS WITH FMR AFFILIATES
FIIOC, an affiliate of FMR, is transfer, dividend disbursing, and shareholder servicing agent for Class A, Class T, Class B, and the Institutional Class shares of the funds. Under these arrangements, FIIOC receives an annual account fee and an asset-based fee each based on account size and fund type for each retail account and certain institutional accounts. With respect to certain institutional retirement accounts, FIIOC receives an annual account fee and an asset-based fee based on account type or fund type. These annual account fees are subject to increase based on postal rate changes. The asset-based fees of the funds are subject to adjustment if the year-to-date total return of the S&P 500 exceeds positive or negative 15%. FIIOC also collects small account fees from certain accounts with balances of less than $2,500.
FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to shareholders, with the exception of proxy statements. Also, FIIOC pays out-of-pocket expenses associated with providing transfer agent services.
FSC, an affiliate of FMR, performs the calculations necessary to determine NAV and dividends for Class A, Class T, Class B, and the Institutional Class of each fund, maintains each fund's accounting records, and administers each fund's securities lending program. The annual fee rates for these pricing and bookkeeping services are based on each fund's average net assets, specifically, 0.06% of the first $500 million of average net assets and 0.03% of average net assets in excess of $500 million. The fee is limited to a minimum of $60,000 and a maximum of $800,000 per year. Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid to FSC by Natural Resources for the fiscal years ended 1996, 1995, and 1994 were $323,423, $136,434, and $73,164 respectively.
FSC also receives fees for administering each fund's securities lending program. Securities lending fees are based on the number and duration of individual securities loans. For fiscal 1996, 1995, and 1994, Natural Resources did not incur any securities lending fees.
Each fund has a distribution agreement with FDC, a Massachusetts corporation organized on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR. The table below shows the sales charge revenue paid to, and retained by FDC, for the following fiscal periods ending:
      SALES CHARGE REVENUE   CDSC REVENUE


      FISCAL YEAR   AMOUNT PAID   AMOUNT            AMOUNT PAID   AMOUNT
      ENDED         TO FDC        RETAINED BY FDC   TO FDC        RETAINED BY FDC



Natural Resources:   October 31, 1996   $ 61,535      $ 6,151     N/A        N/A
 Class A

                     October 31, 1995   N/A           N/A         N/A        N/A

                     October 31, 1994   N/A           N/A         N/A        N/A



Natural Resources:   October 31, 1996   $ 3,256,662   $ 530,816   N/A        N/A
 Class T

                     October 31, 1995   $ 2,777,231   $ 431,130   N/A        N/A

                     October 31, 1994   $ 3,854,629   $ 567,671   N/A        N/A



Natural Resources:   October 31, 1996   N/A           N/A         $ 21,872   $ 21,872
 Class B

                     October 31, 1995   N/A           N/A         $ 247      $ 247

                     October 31, 1994   N/A           N/A         N/A        N/A


DISTRIBUTION AND SERVICE PLANS
The Trustees have approved Distribution and Service Plans on behalf of each class of shares of the funds (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Class A, Class T, Class B and Institutional Class shares of each fund and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.
Pursuant to the Class A Plans, FDC is paid a distribution fee as a percentage of Class A's average net assets at an annual rate of up to 0.75% for each fund. Pursuant to the Class T Plans, FDC is paid a distribution fee as a percentage of Class T's average net assets at an annual rate of up to 0.75% for each fund (except Natural Resources). Pursuant to Natural Resources' Class T Plan, FDC is paid a distribution fee as a percentage of Class T's average net assets at an annual rate of up to 0.65%. Pursuant to the Class B Plans, FDC is paid a distribution fee as a percentage of Class B's average net assets at an annual rate of up to 0.75% for each fund. For the purpose of calculating the distribution fees, average net assets are determined at the close of business on each day throughout the month. Currently, the Trustees have approved a distribution fee for Class A at an annual rate of 0.25% for each fund; a distribution fee for Class T at an annual rate of 0.50% for each fund; and a distribution fee for Class B at an annual rate of 0.75% for each fund. These fee rates may be increased only when, in the opinion of the Trustees, it is in the best interests of the shareholders of the applicable class to do so. Class B of each fund also pays investment professionals a service fee at an annual rate of 0.25% of its average daily net assets determined at the close of business on each day throughout the month for personal service and/or the maintenance of shareholder accounts.
For the fiscal year ended October 31, 1996, Class A of Natural Resources paid a distribution fee of $344, of which $0 was retained by FDC. For the fiscal years ended October 31, 1996, 1995, and 1994, Class T of Natural Resources paid distribution fees of $2,272,463, $1,473,539, and $750,888, respectively, of which $72,772, $340,109, and $173,281, respectively, was retained by FDC. For the fiscal years ended October 31, 1996 and 1995, Class B of Natural Resources paid distribution fees of $164,177 and $4,188, respectively, of which $123,133 and $3,141, respectively, was retained by FDC.
Under each Plan, if the payment of management fees by the funds to FMR is deemed to be indirect financing by the funds of the distribution of their shares, such payment is authorized by the Plans. Each Class A, Class T, and Class B Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with the distribution of the applicable class's shares, including payments made to third parties that engage in the sale of the applicable class's shares or to third parties, including banks, that render shareholder support services. Each Institutional Class Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with the distribution of Institutional Class shares. FMR directly, or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of Institutional Class
shares or provide shareholder support services.    The Board of Trustees
have authorized such payments for all classes of the funds. For the calendar year ended 1996, payments made by FMR either directly or indirectly through FDC to third parties, rounded to the nearest one thousand dollars, amounted to $58,000, $4,000, and $4,000 on behalf of Class T, Class B, and Institutional Class, respectively, of Natural Resources.
Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of each Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of each fund and its shareholders. In particular, the Trustees noted that the Institutional Class Plans do not authorize payments by the Institutional Class of each fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the applicable class of each fund, additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.
The Class A, Class T, and Class B Plans do not provide for specific payments by the applicable class of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities. After payments by FDC for advertising, marketing and distribution, and payments to third parties, the amounts remaining, if any, may be used as FDC may elect.
The Plans were approved by the shareholders of each class on the dates shown in the table below:

                      DATE OF SHAREHOLDER APPROVAL

FUND                  CLASS A                        CLASS T    INSTITUTIONAL   CLASS B

Consumer Industries   8/30/96                        8/30/96    8/30/96         +

Cyclical Industries   8/30/96                        8/30/96    8/30/96         +

Financial Services    8/30/96                        8/30/96    8/30/96         +

Natural Resources     8/30/96                        12/01/94   6/30/95         6/30/95

Health Care           8/30/96                        8/30/96    8/30/96         +

Technology            8/30/96                        8/30/96    8/30/96         +

Utilities Growth      8/30/96                        8/30/96    8/30/96         +


   + Not applicable
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.
DESCRIPTION OF THE TRUSTS
TRUST ORGANIZATION. Natural Resources Fund is a fund of Fidelity Advisor Series V, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated April 23, 1986, as amended and restated July 18, 1991, and as supplemented April 15, 1993. On July 18, 1991, the Board of Trustees voted to change the name of the trust from Plymouth Investment Series to Fidelity Investment Series, and on April 15, 1993, the Board voted to change the trust's name to Fidelity Advisor Series V. An amended and restated Declaration of Trust dated March 16, 1995 was filed on April 12, 1995. Currently, there are four funds of the trust: Advisor Natural Resources; Advisor High Income Municipal; Advisor New York Municipal Income; and Advisor California Municipal Income. The Declaration of Trust permits the Trustees to create additional funds.
Consumer Industries Fund, Cyclical Industries Fund, Financial Services Fund, Health Care Fund, Technology Fund, and Utilities Growth Fund are funds of Fidelity Advisor Series VII, an open-end management investment management company organized as a Massachusetts business trust by a Declaration of Trust dated March 21, 1980 as amended and restated July 18, 1991 and as supplemented April 15, 1993. On July 18, 1991, the Board of Trustees voted to change the name of the trust from Plymouth Securities Trust to Fidelity Securities Trust, and on April 15, 1993 the Board of Trustees voted to change the name of the trust to Fidelity Advisor Series
VII. Currently, there are seven funds of the trust: Advisor Consumer Industries Fund, Advisor Cyclical Industries Fund, Advisor Financial Services Fund, Advisor Health Care Fund, Advisor Technology Fund, Advisor Utilities Growth Fund, and Advisor Overseas Fund. The Declaration of Trust permits the Trustees to create additional funds.
In the event that FMR ceases to be investment adviser to a trust or a fund, the right of the trust or fund to use the identifying name "Fidelity" may be withdrawn. There is a remote possibility that one fund might become
liable for any misstatement    in its prospectus or statement of additional
information about another fund.
The assets of each trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general expenses of their respective trusts. Expenses with respect to the trusts are to be allocated in proportion to the asset value of their respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trusts, subject to the general supervision of the Boards of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds of a certain trust. In the event of the dissolution or liquidation of a trust, shareholders of each fund of that trust are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY. Each trust is an entity of the type commonly known as "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. Each Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or its Trustees shall include a provision limiting the obligations created thereby to the Massachusetts trust and its assets. The Declaration of Trust provides for indemnification out of each fund's property of any shareholders held personally liable for the obligations of the fund. Each Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. Shareholders of Natural Resources receive one vote for each dollar value of net asset value owned. The shares have no preemptive or conversion rights; voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the respective "Shareholder and Trustee Liability" headings above. Shareholders representing 10% or more of a trust or one of its funds may, as set forth in the Declaration of Trust or Trust Instrument, call meetings of the trust or fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of an entire trust, the purpose on voting on removal of one or more Trustees.
A trust or any fund may be terminated upon the sale of its assets to another open-end management investment company or series thereof, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the funds of Advisor Series VII, or, as determined by the current value of each shareholder's investment in Natural Resources. If not so terminated, each trust and funds will continue indefinitely. Natural Resources may also invest all of its assets in another investment company.
CUSTODIANS. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of Natural Resources. The Chase
Manhattan Bank,    1 Chase Manhattan Plaza    , New York, New York, is the
custodian of the assets of Consumer Industries Fund, Cyclical Industries Fund, Health Care Fund, Technology Fund, Financial Services Fund and Utilities Growth Fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of the fund or in deciding which securities are purchased or sold by a fund.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain of the funds advised by FMR. The Boston branch of the custodian bank of Natural Resources leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR. Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts, serves as the independent accountant for each fund. The auditor examines financial statements for each fund and provides other audit, tax, and related services.
FINANCIAL STATEMENTS
Natural Resources' audited financial statements    and    , financial
highlights for the fiscal    year     ended October 31, 1996   , and report
of the auditor,     are included in the    fund's     Annual Report, which
   is a     separate report supplied with this SAI. Natural Resources'
financial statements,    including the     financial highlights   ,     and
report    of the auditor     are incorporated herein by reference.    For a
free additional copy of Natural Resources' Annual Report, contact FDC at 1-800-544-8888, 82 Devonshire Street, Boston, MA 02109, or your investment professional.
The unaudited financial statements and financial highlights included in the Semiannual Reports, which are separate reports supplied with this SAI, for Consumer Industries, Cyclical Industries, Financial Services, Health Care, Technology, and Utilities Growth for the period September 3, 1996 (commencement of operations) through January 31, 1997 are incorporated herein by reference.
APPENDIX
DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF CORPORATE BONDS
Moody's ratings for obligations with an original remaining maturity in excess of one year fall within nine categories. They range from Aaa (highest quality) to C (lowest quality). Moody applies numerical modifiers of 1, 2, or 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks on the lower end of its generic rating category.
AAA - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. CAA - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds that are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
DESCRIPTION OF STANDARD & POOR'S RATINGS OF CORPORATE BONDS
Debt issues may be designated by Standard & Poor's as either investment grade ("AAA" through "BBB") or speculative grade ("BB" through "D"). While speculative grade debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Ratings from AA to CCC may be modified by the addition of a plus sign (+) or minus sign (-) to show relative standing within the major rating categories.
AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PART C.  OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a) (1) Financial Statements and Financial Highlights for Fidelity Advisor Series VII on behalf of Fidelity Advisor Overseas Fund for the fiscal year ended October 31, 1996 are included in the fund's prospectus, incorporated by reference into the fund's Statement of Additional Information, and were filed on December 20, 1996 pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
       (2) Financial Statements and Financial Highlights for Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities Growth Fund for the period ended January 31, 1997 are included in the funds' prospectus, incorporated by reference into the funds' Statement of Additional Information, and were filed on March 19, 1997, pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
(b) Exhibits:
(1) (a) Amended and Restated Declaration of Trust dated October 12, 1987 was electronically filed and is incorporated herein by reference to Exhibit 1(a) to Post-Effective Amendment No. 31.
     (b) Amendment to the Fund's Declaration of Trust, dated January 20, 1991, was electronically filed and is incorporated herein by reference to
Exhibit 1(b) to Post-Effective Amendment No. 31.
     (c) Amendment to the Fund's Declaration of Trust, dated April 15, 1993, was electronically filed and is incorporated herein by reference to
Exhibit 1(c) to Post-Effective Amendment No. 31.
(2) (a) Bylaws of the Trust were electronically filed and are incorporated herein by reference to Exhibit 2(a) to Post-Effective Amendment No. 31.
     (b) Amendment to the Bylaws of the Trust was electronically filed and is incorporated herein by reference to Exhibit 2(b) to Post-Effective Amendment No. 31.
(3)  Not applicable.
(4) Form of Share Certificate was electronically filed and is incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 29.
(5) (a) Management Contract between Fidelity Advisor Overseas Fund and Fidelity Management & Research Co., dated January 1, 1993, was electronically filed and is incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 28.
 (b) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Overseas Fund, and Fidelity Management & Research (U.K.) Inc., dated January 1, 1993, was electronically filed and is incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 28.
 (c) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Overseas Fund, and Fidelity Management & Research (Far East) Inc., dated January 1, 1993, was electronically filed and is incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 28.
 (d) Sub-Advisory Agreement between Fidelity International Investment Advisors (U.K.) Limited, on behalf of Fidelity Advisor Overseas Fund, and Fidelity International Investment Advisors, dated January 1, 1993, was electronically filed and is incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 28.
 (e) Sub-Advisory Agreement between Fidelity International Investment Advisors, on behalf of Fidelity Advisor Overseas Fund, and Fidelity Management & Research Co., dated January 1, 1993, was electronically filed and is incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 28.
 (f) Management Contract between Fidelity Advisor Consumer Industries Fund and Fidelity Management & Research Co., dated July, 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 33.
 (g) Management Contract between Fidelity Advisor Cyclical Industries Fund and Fidelity Management & Research Co., dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 33.
 (h) Management Contract between Fidelity Advisor Financial Services Fund and Fidelity Management & Research Co., dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(h) to Post-Effective Amendment No. 33.
 (i) Management Contract between Fidelity Advisor Health Care Fund and Fidelity Management & Research Co., dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(i) to Post-Effective Amendment No. 33.
 (j) Management Contract between Fidelity Advisor Technology Fund and Fidelity Management & Research Co., dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(j) to Post-Effective Amendment No. 33.
 (k) Management Contract between Fidelity Advisor Utilities Growth Fund and Fidelity Management & Research Co., dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(k) to Post-Effective Amendment No. 33.
 (l) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Consumer Industries Fund, and Fidelity Management & Research (U.K.) Inc., dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(l) to Post-Effective Amendment No. 33.
 (m) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Cyclical Industries Fund, and Fidelity Management & Research (U.K.) Inc., dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(m) to Post-Effective Amendment No. 33.
 (n) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Financial Services Fund, and Fidelity Management & Research (U.K.) Inc., dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(n) to Post-Effective Amendment No. 33.
 (o) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Health Care Fund, and Fidelity Management & Research (U.K.) Inc., dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(o) to Post-Effective Amendment No. 33.
 (p) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Technology Fund, and Fidelity Management & Research (U.K.) Inc., dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(p) to Post-Effective Amendment No. 33.
 (q) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Utilities Growth Fund, and Fidelity Management & Research (U.K.) Inc., dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(q) to Post-Effective Amendment No. 33.
 (r) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Consumer Industries Fund, and Fidelity Management & Research (Far East) Inc., dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(r) to Post-Effective Amendment No. 33.
 (s) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Cyclical Industries Fund, and Fidelity Management & Research (Far East) Inc., dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(s) to Post-Effective Amendment No. 33.
 (t) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Financial Services Fund, and Fidelity Management & Research (Far East) Inc., dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(t) to Post-Effective Amendment No. 33.
 (u) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Health Care Fund, and Fidelity Management & Research (Far East) Inc., dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(u) to Post-Effective Amendment No. 33.
 (v) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Technology Fund, and Fidelity Management & Research (Far East) Inc., dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(v) to Post-Effective Amendment No. 33.
 (w) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Utilities Growth Fund, and Fidelity Management & Research (Far East) Inc., dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(w) to Post-Effective Amendment No. 33.
(6) (a) General Distribution Agreement between Plymouth Europe Portfolio (currently known as Fidelity Advisor Overseas Fund) and Fidelity Distributors Corporation, dated January 20, 1990, was electronically filed and is incorporated herein by reference to Exhibit 6(a) to Post-Effective Amendment No. 29.
 (b) Form of Bank Agency Agreement (most recently revised January, 1997) was electronically filed and is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 35.
 (c) Form of Selling Dealer Agreement (most recently revised January, 1997) was electronically filed and is incorporated herein by reference to Exhibit 6(c) of Post-Effective Amendment No. 35.
 (d) Form of Selling Dealer Agreement for Bank Related Transactions (most recently revised January, 1997) was electronically filed and is incorporated herein by reference to Exhibit 6(d) of Post-Effective Amendment No. 35.
 (e) Amendment to the General Distribution Agreement between Plymouth Europe Portfolio and Fidelity Distributors Corporation, dated January 1, 1988 was electronically filed and is incorporated herein by reference to
Exhibit 6(e) to Post-Effective Amendment No. 29.
 (f) General Distribution Agreement between Fidelity Advisor Consumer Industries Fund and Fidelity Distributors Corporation, dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 6(f) to Post-Effective Amendment No. 33.
 (g) General Distribution Agreement between Fidelity Advisor Cyclical Industries Fund and Fidelity Distributors Corporation, dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 6(g) to Post-Effective Amendment No. 33.
 (h) General Distribution Agreement between Fidelity Advisor Financial Services Fund and Fidelity Distributors Corporation, dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 6(h) to Post-Effective Amendment No. 33.
 (i) General Distribution Agreement between Fidelity Advisor Health Care Fund and Fidelity Distributors Corporation, dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 6(i) to Post-Effective Amendment No. 33.
 (j) General Distribution Agreement between Fidelity Advisor Technology Fund and Fidelity Distributors Corporation, dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 6(j) to Post-Effective Amendment No. 33.
 (k) General Distribution Agreement between Fidelity Advisor Utilities Growth Fund and Fidelity Distributors Corporation, dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 6(k) to Post-Effective Amendment No. 33.
 (l) Amendments to the General Distribution Agreement between Fidelity Advisor Series VII on behalf of Fidelity Advisor Overseas Fund and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File 2-58774).
(7) (a) Retirement Plan for Non Interested Person Trustees, Directors or General Partners, as amended on November 16, 1995 was electronically filed and is incorporated herein by reference to Exhibit 7(a) to Fidelity Select Portfolio's (File No. 2-69972) Post-Effective Amendment No. 54.
 (b) The Fee Deferral plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of December 1, 1995 was electronically filed and is incorporated herein by reference to Exhibit 7(b) to Fidelity School Street Trust's (File No. 2-57167) Post-Effective Amendment No. 47.
(8) (a) Custodian Agreement and Appendix C, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and the Registrant is incorporated herein by reference to Exhibit 8(a) of Fidelity Investment Trust's Post-Effective Amendment No. 59 (File No. 2-90649).
         (b) Appendix A, dated October 17, 1996, to the Custodian Agreement, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and the Registrant is incorporated herein by reference to Exhibit 8(c) of Fidelity Charles Street Trust's Post-Effective Amendment No. 57 (File No. 2-73133).
 (c) Appendix B, dated July 18, 1996, to the Custodian Agreement, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and the Registrant is incorporated herein by reference to Exhibit 8(b) to Fidelity Securities Fund's Post-Effective Amendment No. 35 (File No. 2-93601).
 (d) Fidelity Group Repo Custodian Agreement among The Bank of New York, J.
P. Morgan Securities, Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Overseas Fund, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) to Fidelity Institutional Cash Portfolios Trust's (File No. 2-74708) Post-Effective Amendment No. 31.
 (e) Schedule 1 to the Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Overseas Fund, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) to Fidelity Institutional Cash Portfolios Trust's Post-Effective Amendment No. 31.
 (f) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Overseas Fund, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) to Fidelity Institutional Cash Portfolios Trust's Post-Effective Amendment No. 31.
 (g) Schedule 1 to the Fidelity Group Repo Custodian Agreement among Chemical Bank and Fidelity Advisor Series VII on behalf of Fidelity Advisor Overseas Fund, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) to Fidelity Institutional Cash Portfolios Trust's Post-Effective Amendment No. 31.
 (h) Joint Trading Account Custody Agreement between the The Bank of New York and Fidelity Advisor Series VII on behalf of Fidelity Advisor Overseas Fund, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) to Fidelity Institutional Cash Portfolios Trust's Post-Effective Amendment No. 31.
 (i) First Amendment to Joint Trading Account Custody Agreement between the The Bank of New York and Fidelity Advisor Series VII on behalf of Fidelity Advisor Overseas Fund, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) to Fidelity Institutional Cash Portfolios Trust's Post-Effective Amendment No. 31.
(9) Not applicable.
(10) Not applicable.
(11) Consent of Coopers & Lybrand, L.L.P. is electronically filed herein as
Exhibit 11.
(12) Not applicable.
(13) Not applicable.
(14) (a) Fidelity Institutional Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, was electronically filed and is incorporated herein by reference to Exhibit 14(d) of Fidelity Union Street Trust's Post-Effective Amendment No. 87.
 (b) Plymouth Investments Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, was electronically filed and is incorporated herein by reference to Exhibit 14(o) of Fidelity's Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 57.
 (c) The Institutional Prototype Plan Basic Plan Document, Standardized Adoption Agreement, as currently in effect, was electronically filed and is incorporated herein by reference to Exhibit 14(o) of Fidelity's Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
 (d) Fidelity Advisor Funds Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, were electronically filed and are incorporated herein by reference to Exhibit 14(b) of Fidelity Advisor Series V Trust's (File No. 33-9148) Post-Effective Amendment No. 20.
(15) (a) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Overseas Fund: Class T (formerly Class A) was electronically filed and is incorporated herein by reference to Exhibit 15(a) of Post-Effective Amendment No. 35.
 (b) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Overseas Fund: Class B was electronically filed and is incorporated herein by reference to Exhibit 15(b) of Post-Effective Amendment No. 35.
 (c) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Overseas Fund: Institutional Class was electronically filed and is incorporated herein by reference to Exhibit 15(c) of Post-Effective Amendment No. 35.
 (d) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Overseas
Fund: Class A was electronically filed and is incorporated herein by reference to Exhibit 15(d) of Post-Effective Amendment No. 33.
 (e) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Consumer Industries Fund: Class A was electronically filed and is incorporated herein by reference to Exhibit 15(e) of Post-Effective Amendment No. 33.
 (f) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Cyclical Industries Fund: Class A was electronically filed and is incorporated herein by reference to Exhibit 15(f) of Post-Effective Amendment No. 33.
 (g) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Financial Services Fund: Class A was electronically filed and is incorporated herein by reference to Exhibit 15(g) of Post-Effective Amendment No. 33.
 (h) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Health Care Fund: Class A was electronically filed and is incorporated herein by reference to Exhibit 15(h) of Post-Effective Amendment No. 33.
 (i) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Technology Fund: Class A was electronically filed and is incorporated herein by reference to Exhibit 15(i) of Post-Effective Amendment No. 33.
 (j) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Utilities Growth Fund: Class A was electronically filed and is incorporated herein by reference to Exhibit 15(j) of Post-Effective Amendment No. 33.
 (k) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Consumer Industries Fund: Class T was electronically filed and is incorporated herein by reference to Exhibit 15(k) of Post-Effective Amendment No. 33.
 (l) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Cyclical Industries Fund: Class T was electronically filed and is incorporated herein by reference to Exhibit 15(l) of Post-Effective Amendment No. 33.
 (m) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Financial Services Fund: Class T was electronically filed and is incorporated herein by reference to Exhibit 15(m) of Post-Effective Amendment No. 33.
 (n) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Health Care Fund: Class T was electronically filed and is incorporated herein by reference to Exhibit 15(n) of Post-Effective Amendment No. 33.
 (o) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Technology Fund: Class T was electronically filed and is incorporated herein by reference to Exhibit 15(o) of Post-Effective Amendment No. 33.
 (p) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Utilities Growth Fund: Class T was electronically filed and is incorporated herein by reference to Exhibit 15(p) of Post Effective Amendment No. 33.
 (q) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Consumer Industries Fund: Institutional Class was electronically filed and is incorporated herein by reference to Exhibit 15(q) of Post-Effective Amendment No. 33.
 (r) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Cyclical Industries Fund: Institutional Class was electronically filed and is incorporated herein by reference to Exhibit 15(r) of Post-Effective Amendment No. 33.
 (s) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Financial Services Fund: Institutional Class was electronically filed and is incorporated herein by reference to Exhibit 15(s) of Post-Effective Amendment No. 33.
 (t) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Health Care Fund: Institutional Class was electronically filed and is incorporated herein by reference to Exhibit 15(t) of Post-Effective Amendment No. 33.
 (u) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Technology Fund: Institutional Class was electronically filed and is incorporated herein by reference to Exhibit 15(u) of Post-Effective Amendment No. 33.
 (v) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Utilities Growth Fund: Institutional Class was electronically filed and is incorporated herein by reference to Exhibit 15(v) of Post-Effective Amendment No. 33.
 (w) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Consumer Industries Fund: Class B was electronically filed and is incorporated herein by reference to Exhibit 15(w) of Post-Effective Amendment No. 35.
 (x) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Cyclical Industries Fund: Class B was electronically filed and is incorporated herein by reference to Exhibit 15(x) of Post-Effective Amendment No. 35.
 (y) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Financial Services Fund: Class B was electronically filed and is incorporated herein by reference to Exhibit 15(y) of Post-Effective Amendment No. 35.
 (z) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Health Care Fund: Class B was electronically filed and is incorporated herein by reference to Exhibit 15(z) of Post-Effective Amendment No. 35.
 (aa) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Technology Fund: Class B was electronically filed and is incorporated herein as Exhibit 15(aa) of Post-Effective Amendment.
 (bb) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Utilities Growth Fund: Class B was electronically filed and is incorporated herein by reference to Exhibit 15(bb) of Post-Effective Amendment No. 35.
(16) (a) Schedule for computation of cumulative total returns and average annual returns was electronically filed and is incorporated herein by reference to Exhibit 16(b) to Post-Effective Amendment No. 29.
 (b) Formula for computing adjusted net asset value and moving averages was electronically filed and is incorporated herein by reference to Exhibit 16(b) to Post-Effective Amendment No. 31.
(17) Financial Data Schedules for Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities Growth are electronically filed herein as Exhibit 27.
(18) Rule 18f-3 Plan, dated January 1, 1997, was electronically filed and is incorporated herein by reference to Exhibit 18 of Post-Effective Amendment No. 35.

Item 25. Persons Controlled by or Under Common Control with Registrant
 The Board of Trustees of the Registrant is the same as the boards of other funds in the Fidelity family of funds, each of which has Fidelity Management & Research Company as its investment adviser. In addition the officers of these funds are substantially identical. Nonetheless, the Registrant takes the position that it is not under common control with these other funds since the power residing in the respective boards and officers arises as the result of an official position with the respective funds.
Item 26. Number of Holders of Securities
        January 31, 1997
   Title of Class:  Shares of Beneficial Interest
  Name of Series   Number of Record Holders
 Fidelity Advisor Overseas Fund: Class A   249
 Fidelity Advisor Overseas Fund: Class T                96,428
 Fidelity Advisor Overseas Fund: Class B   4,410
 Fidelity Advisor Overseas Fund: Institutional Class   391
 Fidelity Advisor Consumer Industries Fund: Class A  122
 Fidelity Advisor Consumer Industries Fund: Class T  648
 Fidelity Advisor Consumer Industries Fund: Class B  0
 Fidelity Advisor Consumer Industries Fund: Institutional Class 7
 Fidelity Advisor Cyclical Industries Fund: Class A      48
 Fidelity Advisor Cyclical Industries Fund: Class T  210
 Fidelity Advisor Cyclical Industries Fund: Class B  0
 Fidelity Advisor Cyclical Industries Fund: Institutional Class  7
 Fidelity Advisor Financial Services Fund: Class A      337
 Fidelity Advisor Financial Services Fund: Class T  2,050
 Fidelity Advisor Financial Services Fund: Class B  0
 Fidelity Advisor Financial Services Fund: Institutional Class  9
 Fidelity Advisor Health Care Fund: Class A      463
 Fidelity Advisor Health Care Fund: Class T  2,250
 Fidelity Advisor Health Care Fund: Class B  0
 Fidelity Advisor Health Care Fund: Institutional Class   11
 Fidelity Advisor Technology Fund: Class A      518
 Fidelity Advisor Technology Fund: Class T  2,837
 Fidelity Advisor Technology Fund: Class B  0
 Fidelity Advisor Technology Fund: Institutional Class   9
 Fidelity Advisor Utilities Growth Fund: Class A      85
 Fidelity Advisor Utilities Growth Fund: Class T  501
 Fidelity Advisor Utilities Growth Fund: Class B  0
 Fidelity Advisor Utilities Growth Fund: Institutional Class 11

Item 27. Indemnification
 Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Registrant shall indemnify any present or past Trustee or officer to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action, suit, or proceeding in which he is involved by virtue of his service as a Trustee, an officer, or both. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification will not be provided in certain circumstances, however. These include instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.
 Pursuant to Section 11 of the Distribution Agreement, the Registrant agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant included a materially misleading statement or omission. However, the Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. The Registrant does not agree to indemnify the parties against any liability to which they would be subject by reason of willful misfeasance, bad faith, gross negligence, and reckless disregard of the obligations and duties under the Distribution Agreement.
 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
Item 28. Business and Other Connections of Investment Adviser
 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d        Chairman of the Executive Committee of FMR;
                            President and Chief Executive Officer of FMR Corp.;
                            Chairman of the Board and Director of FMR, FMR
                            Corp., FMR Texas Inc., FMR (U.K.) Inc., and FMR
                            (Far East) Inc.; Chairman of the Board and
                            Representative Director of Fidelity Investments Japan
                            Limited; President and Trustee of funds advised by
                            FMR.



J. Gary Burkhead            President and Director of FMR, FMR Texas Inc., FMR
                            (U.K.) Inc., and FMR (Far East) Inc.; Managing
                            Director of FMR Corp.; Senior Vice President and
                            Trustee of funds advised by FMR.



Peter S. Lynch              Vice Chairman of the Board and Director of FMR.



Marta Amieva                Vice President of FMR.



Dwight D. Churchill         Vice President of FMR.



John D. Crumrine            Assistant Treasurer of FMR, FMR (U.K.) Inc., FMR
                            (Far East) Inc., and FMR Texas Inc.; Vice President
                            and Treasurer of FMR Corp.



William Danoff              Vice President of FMR and of a fund advised by FMR.



Scott E. DeSano             Vice President of FMR.



Craig P. Dinsell            Vice President of FMR.



Penelope Dobkin             Vice President of FMR and of a fund advised by FMR.



George C. Domolky           Vice President of FMR.



Larry A. Domash             Vice President of FMR.



Bettina Doulton             Vice President of FMR and of funds advised by FMR.



Margaret L. Eagle           Vice President of FMR and a fund advised by FMR.



Richard B. Fentin           Senior Vice President of FMR and Vice President of a
                            fund advised by FMR.



Gregory Fraser              Vice President of FMR and of a fund advised by FMR.



Jay Freedman                Assistant Clerk of FMR; Clerk of FMR Corp., FMR
                            (U.K.) Inc., and FMR (Far East) Inc.; Secretary of
                            FMR Texas Inc.



Robert Gervis               Vice President of FMR.



David L. Glancy             Vice President of FMR and of a fund advised by FMR.



Kevin E. Grant              Vice President of FMR and of funds advised by FMR.



Barry A. Greenfield         Vice President of FMR and of a fund advised by FMR.



Boyce I. Greer              Vice President of FMR.



Bart Grenier                Vice President of FMR.



Robert Haber                Vice President of FMR.



Richard C. Habermann        Senior Vice President of FMR; Vice President of funds
                            advised by FMR.



William J. Hayes            Senior Vice President of FMR; Vice President of
                            Equity funds advised by FMR.



Richard Hazlewood           Vice President of FMR and of a fund advised by FMR.



Fred L. Henning Jr.         Senior Vice President of FMR; Vice President of
                            Fixed-Income funds advised by FMR.



John R. Hickling            Vice President of FMR and of a fund advised by FMR.



Robert F. Hill              Vice President of FMR; Director of Technical
                            Research.



Curt Hollingsworth          Vice President of FMR and of funds advised by FMR.



Abigail P. Johnson          Vice President of FMR and of a fund advised by FMR.



Stephen P. Jonas            Vice President of FMR; Treasurer of FMR, FMR
                            (U.K.) Inc., FMR (Far East) Inc., and FMR Texas Inc.



David B. Jones              Vice President of FMR.



Steven Kaye                 Vice President of FMR and of a fund advised by FMR.



Francis V. Knox             Vice President of FMR; Compliance Officer of FMR
                            (U.K.) Inc.



David P. Kurrasch           Vice President of FMR.



Robert A. Lawrence          Senior Vice President of FMR; Vice President of High
                            Income funds advised by FMR.



Alan Leifer                 Vice President of FMR.



Harris Leviton              Vice President of FMR and of a fund advised by FMR.



Bradford E. Lewis           Vice President of FMR and of funds advised by FMR.



Arthur S. Loring            Senior Vice President, Clerk, and General Counsel of
                            FMR; Vice President/Legal, and Assistant Clerk of
                            FMR Corp.; Secretary of funds advised by FMR.



Richard R. Mace Jr.         Vice President of FMR and of funds advised by FMR.



Malcolm W. MacNaught II     Vice President of FMR and of a fund advised by FMR.



Robert H. Morrison          Vice President of FMR; Director of Equity Trading.



David L. Murphy             Vice President of FMR and of funds advised by FMR.



Jacques Perold              Vice President of FMR.



Anne Punzak                 Vice President of FMR.



Kenneth A. Rathgeber        Vice President of FMR; Treasurer of funds advised by
                            FMR.



Lee H. Sandwen              Vice President of FMR.



Patricia A. Satterthwaite   Vice President of FMR and of a fund advised by FMR.



Thomas T. Soviero           Vice President of FMR and of a fund advised by FMR.



Richard Spillane            Vice President of FMR; Senior Vice President and
                            Director of Operations and Compliance of FMR (U.K.)
                            Inc.



Robert E. Stansky           Senior Vice President of FMR; Vice President of a
                            fund advised by FMR.



Thomas Sweeney              Vice President of FMR and of a fund advised by FMR.



Beth F. Terrana             Senior Vice President of FMR; Vice President of a
                            fund advised by FMR.



Yoko Tilley                 Vice President of FMR.



Joel C. Tillinghast         Vice President of FMR and of a fund advised by FMR.



Robert Tuckett              Vice President of FMR.



Jennifer Uhrig              Vice President of FMR and of funds advised by FMR.



George A. Vanderheiden      Senior Vice President of FMR; Vice President of funds
                            advised by FMR.


(2)  FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)
       Pembroke Hall, 42 Crow Lane, Pembroke, Bermuda
 FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
Edward C. Johnson 3d   Chairman of the Board and Director of FMR U.K.,
                       FMR, FMR Corp., FMR Texas Inc., and FMR (Far
                       East) Inc.; Chairman of the Executive Committee of
                       FMR; President and Chief Executive Officer of FMR
                       Corp.; Chairman of the Board and Representative
                       Director of Fidelity Investments Japan Limited;
                       President and Trustee of funds advised by FMR.



J. Gary Burkhead       President and Director of FMR U.K., FMR, FMR (Far
                       East) Inc., and FMR Texas Inc.; Managing Director of
                       FMR Corp.; Senior Vice President and Trustee of funds advised by FMR.



Richard Spillane       Senior Vice President and Director of Operations and
                       Compliance of FMR U.K.; Vice President of FMR.



Stephen P. Jonas       Treasurer of FMR U.K., FMR, FMR (Far East) Inc.,
                       and FMR Texas Inc.; Vice President of FMR.



John D. Crumrine       Assistant Treasurer of FMR U.K., FMR, FMR (Far
                       East) Inc., and FMR Texas Inc.; Vice President and
                       Treasurer of FMR Corp.



Francis V. Knox        Compliance Officer of FMR U.K.; Vice President of
                       FMR.



Jay Freedman           Clerk of FMR U.K., FMR (Far East) Inc., and FMR
                       Corp.; Assistant Clerk of FMR; Secretary of FMR
                       Texas Inc.


(3) FIDELITY MANAGEMENT & RESEARCH COMPANY (FAR EAST) INC. (FMR FAR EAST) Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan
 FMR Far East provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
Edward C. Johnson 3d   Chairman of the Board and Director of FMR Far
                       East, FMR, FMR Corp., FMR Texas Inc., and
                       FMR (U.K.) Inc.; Chairman of the Executive
                       Committee of FMR; President and Chief
                       Executive Officer of FMR Corp.; Chairman of the Board and Representative Director of Fidelity Investments Japan Limited; President and Trustee of funds advised by FMR.



J. Gary Burkhead       President and Director of FMR Far East, FMR
                       Texas Inc., FMR, and FMR (U.K.) Inc.;
                       Managing Director of FMR Corp.; Senior Vice
                       President and Trustee of funds advised by FMR.



William R. Ebsworth    Vice President of FMR Far East; Director of
                       FIIA.



Bill Wilder            Vice President of FMR Far East; President and
                       Representative Director of Fidelity Investments
                       Japan Limited.



Stephen P. Jonas       Treasurer of FMR Far East, FMR, FMR (U.K.)
                       Inc., and FMR Texas Inc.; Vice President of
                       FMR.



John D. Crumrine       Assistant Treasurer of FMR Far East, FMR,
                       FMR (U.K.) Inc., and FMR Texas Inc.; Vice
                       President and Treasurer of FMR Corp.



Jay Freedman           Clerk of FMR Far East, FMR (U.K.) Inc., and
                       FMR Corp.; Assistant Clerk of FMR; Secretary of FMR Texas Inc.


(4)  FIDELITY INTERNATIONAL INVESTMENT ADVISORS
       Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda
 The directors and officers of Fidelity International Investment Advisors
(FIIA) have held, during the past two fiscal years, the following positions of a substantial nature.
Anthony J. Bolton      Director of FIIA, FIIA (U.K.) L, and Fidelity
                       Investments International.



Charles T. Collis      Director of FIIA; Partner in Conyers, Dill &
                       Pearman, Hamilton, Bermuda.



William R. Ebsworth    Director of FIIA; Vice President of FMR (Far
                       East) Inc.



Brett P. Goodin        Director, Vice President, and Secretary of many
                       Fidelity International Group of Companies.



Simon Haslam           Director of FIIA and FII; Chief Financial
                       Officer and Company Secretary of Fidelity
                       International Group of Companies (U.K.).



Terrence V. Richards   Assistant Secretary of FIIA.



David J. Saul          President and Director of FIIA; Director of
                       Fidelity International Limited.

(5)  FIDELITY INTERNATIONAL INVESTMENT ADVISORS (U.K.) LIMITED
      26 Lovat Lane, London, England
 The directors and officers of Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.) L) have held, during the past two fiscal years, the following positions of a substantial nature.
Anthony J. Bolton   Director of FIIA (U.K.) L, FIIA, and Fidelity
                    Investments International.



Sally Walden        Director of FIIA (U.K.) L.



 Simon Haslam         Director of FIIA and FII; Chief Financial Offi
                       cer and Company Secretary of Fidelity Interna
                        tional Group of Companies  (U.K.).



Emma Barratt        Assistant Company Secretary of Fidelity
                    International Group of Companies (U.K.).



Pamela Edwards      Director of FIIA (U.K.) L, and FII; Chief Legal
                    Counsel for Europe.


Item 29. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for most funds advised by FMR.
(b)

Name and Principal   Positions and Offices   Positions and Offices

Business Address*    With Underwriter        With Registrant

Edward C. Johnson 3d   Director                   Trustee and President

Michael Mlinac         Director                   None

Mark Peterson          Director                   None

Paul Hondros           President                  None

Arthur S. Loring       Vice President and Clerk   Secretary

Caron Ketchum          Treasurer and Controller   None

Gary Greenstein        Assistant Treasurer        None

Jay Freedman           Assistant Clerk            None

Linda Holland          Compliance Officer         None

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.
Item 30. Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Service Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodian: The Chase Manhattan Bank, 1 Chase Manhattan Plaza, New York, N.Y.
Item 31. Management Services
 Not applicable
Item 32. Undertakings


 The Registrant undertakes on behalf of Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities Growth
Fund: (1) to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees, when requested to do so by record holders of not less than 10% of its outstanding shares; and (2) to assist in communications with other shareholders pursuant to Section 16(c)(1) and (2) of the 1934 Act, whenever shareholders meeting the qualifications set forth in Section 16(c) seek the opportunity to communicate with other shareholders with a view toward requesting a meeting.
 The Registrant on behalf of Fidelity Advisor Overseas Fund, Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities Growth Fund, provided the information required by Item 5A is contained in the annual report, undertakes to furnish each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 36 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 20th day of March 1997.
      Fidelity Advisor Series VII
      By /s/Edward C. Johnson 3d          (dagger)
           Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
       (Signature)   (Title)   (Date)


/s/Edward C. Johnson 3d  (dagger)    President and Trustee           March 20, 1997

Edward C. Johnson 3d                 (Principal Executive Officer)



/s/Kenneth A. Rathgeber     *        Treasurer                       March 20, 1997

Kenneth A. Rathgeber



/s/J. Gary Burkhead                  Trustee                         March 20, 1997

J. Gary Burkhead



/s/Ralph F. Cox                 **   Trustee                         March 20, 1997

Ralph F. Cox



/s/Phyllis Burke Davis      **       Trustee                         March 20, 1997

Phyllis Burke Davis



/s/E. Bradley Jones           **     Trustee                         March 20, 1997

E. Bradley Jones



/s/Donald J. Kirk               **   Trustee                         March 20, 1997

Donald J. Kirk



/s/Peter S. Lynch               **   Trustee                         March 20, 1997

Peter S. Lynch



/s/Marvin L. Mann            **      Trustee                         March 20, 1997

Marvin L. Mann



/s/Gerald C. McDonough  **           Trustee                         March 20, 1997

Gerald C. McDonough



/s/Thomas R. Williams       **       Trustee                         March 20, 1997

Thomas R. Williams




(dagger) Signatures affixed by J. Gary Burkhead pursuant to a power of attorney dated January 3, 1997 and filed herewith.
* Signature affixed by John H. Costello pursuant to a power of attorney dated December 19, 1996 and filed herewith.
** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.
POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Plans                   Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Government Securities
Fidelity Deutsche Mark Performance          Fund, L.P.
  Portfolio, L.P.                        Fidelity Union Street Trust
Fidelity Devonshire Trust                Fidelity Union Street Trust II
Fidelity Exchange Fund                   Fidelity Yen Performance Portfolio, L.P.
Fidelity Financial Trust                 Variable Insurance Products Fund
Fidelity Fixed-Income Trust              Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint
J. Gary Burkhead my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, Form N-8B-2, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 3, 1997.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d               January 3, 1997

Edward C. Johnson 3d

POWER OF ATTORNEY
 I, the undersigned Treasurer and principal financial and accounting officer of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint John H. Costello and John E. Ferris each of them singly my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue
hereof.   This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Kenneth A. Rathgeber__________   December 19, 1996

Kenneth A. Rathgeber

POWER OF ATTORNEY
 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson 3d___________    /s/Peter S. Lynch________________

Edward C. Johnson 3d                  Peter S. Lynch




/s/J. Gary Burkhead_______________    /s/William O. McCoy______________

J. Gary Burkhead                      William O. McCoy


/s/Ralph F. Cox __________________   /s/Gerald C. McDonough___________

Ralph F. Cox                         Gerald C. McDonough


/s/Phyllis Burke Davis_____________   /s/Marvin L. Mann________________

Phyllis Burke Davis                   Marvin L. Mann


/s/E. Bradley Jones________________   /s/Thomas R. Williams ____________

E. Bradley Jones                      Thomas R. Williams


/s/Donald J. Kirk __________________

Donald J. Kirk